                                                  File Nos. 333-29337, 811-08257

    As filed with the Securities and Exchange Commission on January 26, 2001

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                           Pre-Effective Amendment No.             / /

                         Post-Effective Amendment No. 13           /X/

                                       and

                          REGISTRATION STATEMENT UNDER             / /
                       THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 15                   /X/

                        (Check appropriate box or boxes)

             -------------------------------------------------------

                             GE INSTITUTIONAL FUNDS
                               3003 Summer Street
                           Stamford, Connecticut 06905
                                 (203) 326-4040
             (Registrant"s Exact Name, Address and Telephone Number)

             -------------------------------------------------------

                            Matthew J. Simpson, Esq.
         Vice President, Associate General Counsel & Assistant Secretary
                        GE Asset Management Incorporated
                               3003 Summer Street
                           Stamford, Connecticut 06905
                     (Name and Address of Agent for Service)

             -------------------------------------------------------

                                    Copy to:
                            David S. Goldstein, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                            Washington, DC 20004-2404

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box) / / Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
/X/ on January 29, 2001 Pursuant to Paragraph (b) of Rule 485
/ / 60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
/ / on (Date) Pursuant to Paragraph (a)(1) of Rule 485
/ / 75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
/ / on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment includes an updated prospectus only for those series of Registrant (the shares of) which are currently offered to the public. The Small-Cap Growth Equity Fund and the High Yield Fund, each a series of Registrant (the shares of) which are not currently being offered to the public, remain registered and unaffected by this post-effective amendment.

                                                          ----------------------
Prospectus                                                GE Institutional Funds


January 29, 2001


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Equity Funds
U.S. Equity Fund
S&P 500 Index Fund
Value Equity Fund
Mid-Cap Growth Fund
Mid-Cap Value Equity Fund
Small-Cap Value Equity Fund
International Equity Fund
Europe Equity Fund
Emerging Markets Fund
Premier Funds
      Premier Growth Equity Fund
      Premier Research Equity Fund
      Premier International Equity Fund

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Income Funds
Income Fund

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Asset Allocation Funds
Strategic Investment Fund

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Money Market Funds
Money Market Fund

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Like all mutual funds, the Funds' shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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[LOGO]
We bring good things to life.

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
                                               ---------------------------------
                                                Contents

--------------------------------------------------------------------------------
GE Institutional
Funds Prospectus
Equity Funds                                                                   3
--------------------------------------------------------------------------------
U.S. Equity Fund                                                               4
S&P 500 Index Fund                                                             6
Value Equity Fund                                                              8
Mid-Cap Growth Fund                                                           10
Mid-Cap Value Equity Fund                                                     12
Small-Cap Value Equity Fund                                                   14
International Equity Fund                                                     16
Europe Equity Fund                                                            18
Emerging Markets Fund                                                         20
Premier Growth Equity Fund                                                    22
Premier Research Equity Fund                                                  24
Premier International Equity Fund                                             25

Income Funds                                                                  26
--------------------------------------------------------------------------------
Income Fund                                                                   27

Asset Allocation Funds                                                        29
--------------------------------------------------------------------------------
Strategic Investment Fund                                                     30

Money Market Funds                                                            32
--------------------------------------------------------------------------------
Money Market Fund                                                             33

Fund Expenses                                                                 36
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More on Strategies and Risks                                                  40
--------------------------------------------------------------------------------
Important Definitions                                                         40
More on Investment Strategies                                                 43
More on Risks                                                                 48
Other Risk Considerations                                                     51

About the Investment Adviser                                                  52
--------------------------------------------------------------------------------
Investment Adviser
   and Administrator                                                          52
About the Funds' Portfolio Managers                                           53
About the Sub-Advisers                                                        56
Prior Performance Information                                                 58

How to Invest                                                                 68
--------------------------------------------------------------------------------
Investment Choices                                                            68
Opening an Account                                                            68
How to Buy Shares                                                             68
Eligible Investors                                                            69
Eligibility Requirements                                                      69
How to Redeem Shares                                                          70
How to Exchange Shares                                                        71
Signature Guarantees                                                          71
Distribution and Shareholder
   Service Fees                                                               71

Dividends, Capital Gains and
   Other Tax Information                                                      72
--------------------------------------------------------------------------------

Calculating Share Value                                                       74
--------------------------------------------------------------------------------

Financial Highlights                                                          75
--------------------------------------------------------------------------------


Additional information regarding GE Institutional Funds is contained in the Statement of Additional Information dated January 29, 2001, which is incorporated by reference into (legally forms a part of) this Prospectus.

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
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2


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
                                  ---------------------------------------------
                                  Equity Funds              GE Institutional  3
                                                            Funds Prospectus


--------------------------------------------------------------------------------

An investment in an Equity Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in an Equity Fund is subject to risk, including possible loss of principal invested.

Equity funds generally invest in equity securities. Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation. Equity funds have more potential for capital growth than other funds, but they have greater risk.

--------------------------------------------------------------------------------

-------------------
4  GE Institutional
   Funds Prospectus
   Equity Funds

--------------------------------------------------------------------------------
U.S. Equity
Fund

----------
Investment Objective: Long-term growth of capital.

The Strategy

The U.S. Equity Fund invests primarily in equity securities of U.S. companies. The portfolio managers use a Multi-Style(R) investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor's 500 Composite Stock Index, including capital appreciation and income. Stock selection is key to the performance of the Fund.

Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as:

o attractive valuations

o financial strength

o high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (mid-cap company risk). To the extent that the portfolio managers invest in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                               5


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 19.90% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -10.08% for the quarter ended September 30, 1998.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index. The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.


--------------------------------------------------------------------------------
Prior Performance Information

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares

                                  [BAR CHART]

1998                24%
1999                20%
2000                 0%


--------------------------------------------------------------------------------


Average Annual Total Return*
(as of December 31, 2000)

                                                            Since
                                             1 Year       Inception**
--------------------------------------------------------------------------------
U.S. Equity Fund
 Investment Class                            -0.15%        14.56%
S&P 500 Index                                -9.17%        12.51%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


* Service Class shares do not have annual returns for a full calendar year and therefore performance information is not shown. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

**Inception date (commencement of operations) of the Fund: November 25, 1997; S&P 500 Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------
6  GE Institutional
   Funds Prospectus
   Equity Funds


--------------------------------------------------------------------------------
S&P 500 Index Fund

-------------------
Investment Objective: Growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index.

The Strategy

The S&P 500 Index Fund invests primarily in equity securities of companies contained in the Standard & Poor's 500 Composite Stock Index (S&P 500 Index(R)).* The portfolio manager seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between its total return and that of the S&P 500 Index of at least .95, without taking expenses into account.


The portfolio manager may use a passive management approach to select a representative group of stocks within the S&P 500 Index. The portfolio manager also may use statistical selection to determine which securities within the S&P 500 Index to purchase or sell for the Fund. The Fund generally will not hold all the securities that comprise the S&P 500 Index and, in some cases, the Fund's weightings in particular industry segments represented in the S&P 500 Index may differ significantly from those of the S&P 500 Index.


The Fund also may invest to a lesser extent in debt securities, foreign securities and other securities that are not in the S&P 500 Index. Except for debt securities, which are used to manage cash flows, all securities held by the Fund are acquired to fulfill its investment objective. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.

The Risks

The principal risks of investing in the Fund are stock market risk and the risk that the Fund's return may not correlate exactly with that of the S&P 500 Index. To the extent that the portfolio managers invest in foreign securities and debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of the The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information for additional disclaimers and liabilities regarding Standard & Poor's.

--------------------------------------------------------------------------------

                                                                       ---------
                                                                               7


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 21.50% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -9.81% for the quarter ended September 30, 1998.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index(R). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares

                                  [BAR CHART]

1998                29%
1999                21%
2000                -8%


--------------------------------------------------------------------------------


Average Annual Total Returns*
(as of December 31, 2000)

                                                  Since
                                   1 Year      Inception**
                                   ------      -----------
S&P 500 Index Fund
 Investment Class                  -8.50%         13.07%
S&P 500 Index                      -9.17%         12.51%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


* As of the date of this Prospectus, Service Class and Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations) of the Fund: November 25, 1997:
S&P 500 Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------
8  GE Institutional
   Funds Prospectus
   Equity Funds


--------------------------------------------------------------------------------
Value Equity Fund

-------------------
Investment Objective: Long-term growth of capital and future income.

The Strategy

The Value Equity Fund invests primarily in equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:
o low prices in relation to their peers and the overall market
o the potential for long-term earnings growth n above-average dividend yields
o expectation of income in future periods
o strong management
o financial strength
o attractive upside potential and limited downside risk

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (value investing risk). To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
Fund Background

Because the Fund recently commenced investment operations, performance information is included in the Fund's Annual Report dated September 30, 2000.

--------------------------------------------------------------------------------
Prior Performance Information

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                     -----------
                                                                               9


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
-------------------
10


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Mid-Cap Growth Fund

-------------------
Investment Objective: Long-term growth of capital.
The Strategy


The Mid-Cap Growth Fund invests primarily in equity securities of mid-cap companies that the portfolio manager believes have above-average growth potential. The Fund defines a mid-cap company as one with a market capitalization within the capitalization range of the Standard & Poor's MidCap 400 Index (S&P MidCap Index). As of December 31, 2000, the market capitalization of companies in the S&P MidCap Index ranged from $102 million to $12.3 billion. The portfolio manager will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the S&P MidCap Index. Stock selection is key to the performance of the Fund.


The portfolio manager seeks to identify securities of growth companies with characteristics such as:

o above-average revenue and earnings growth

o attractive products or services

o financial strength

o strong competitive positions within their industries

o high quality management focused on generating shareholder value

o reasonable valuation

The Fund also may invest to a lesser extent in securities with capitalizations outside the mid-cap range, foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (growth investing risk and mid-cap company risk). To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                              11


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 22.79% for the quarter ended December 31, 1999. The Fund's lowest return for a quarter was -18.25% for the quarter ended September 30, 1998.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P MidCap Index. The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.


--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares

                                  [BAR CHART]

1998                 5%
1999                18%
2000                 6%


--------------------------------------------------------------------------------


Average Annual Total Returns*
(as of December 31, 2000)

                                                   Since
                                     1 Year      Inception**
                                     ------      -----------
Mid-Cap Growth Fund
 Investment Class                     5.72%          9.56%
S&P MidCap Index                     17.55%         17.98%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations) of the Fund: November 25, 1997:
S&P MidCap Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------
12  GE Institutional
    Funds Prospectus
    Equity Funds


--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund

-------------------
Investment Objective: Long-term growth of capital.

The Strategy


The Mid-Cap Value Equity Fund invests primarily in equity securities of mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential. The Fund defines a mid-cap company as one with a market capitalization within the capitalization range of the Standard and Poor's MidCap 400 Index (S&P MidCap Index). As of December 31, 2000, the market capitalization of companies in the S&P MidCap Index ranged from $102 million to $12.3 billion. The portfolio manager will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the S&P MidCap Index. The portfolio manager also invests in companies that are considered "special situation companies" where due to management turnaround, corporate or asset restructuring or significantly undervalued assets, their securities may not have performed well in the recent past but appear to have potential for significant future earnings growth. Stock selection is key to the performance of the Fund.


The Fund is value oriented and seeks to identify undervalued companies where a catalyst exists to recognize value or improve a company's profitability. Examples of these catalysts are:

o new management

o industry consolidation

o company restructuring

o change in the company's fundamentals

The Fund also may invest to a lesser extent in foreign securities, initial public offerings and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

--------------------------------------------------------------------------------
The Risks

The principal risks of investing in the Fund are stock market risk and style risk (value investing risk and small-cap company risk). To the extent that the portfolio managers invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                       ---------
                                                                              13


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the period presented in the bar chart, the Fund's highest return for a quarter was 14.13% for the quarter ended June 30, 1999. The Fund's lowest return for a quarter was -14.20% for the quarter ended September 30, 1999.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P MidCap Index. The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.


--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares
                                  [BAR CHART]

1999                10%
2000                 6%


--------------------------------------------------------------------------------


Average Annual Total Returns
(as of December 31, 2000)

                                                  Since
                                   1 Year      Inception**
                                   ------      -----------
Mid-Cap Value Fund
 Investment Class                   5.72%         7.62%
S&P MidCap Index                   17.55%        16.13%


Both the bar chart and table assume reinvestment of dividends and distributions. During the periods presented, GE Asset Management retained a sub-adviser. As of October 1, 2000, GE Asset Management no longer retains the sub-adviser. As with all mutual funds, past performance is not an indication of future performance.


* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations) of the Fund: December 31, 1998.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------
14  GE Institutional
    Funds Prospectus
    Equity Funds


--------------------------------------------------------------------------------
Small-Cap Value Equity Fund

-------------------
Investment Objective: Long-term growth of capital.

The Strategy


The Small-Cap Value Equity Fund invests primarily in equity securities of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index. As of December 31, 2000, the market capitalization of companies in the Russell 2000 Index ranged from $3 million to $6.1 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the Russell 2000 Index. Stock selection is key to the performance of the Fund.


The portfolio managers seek to identify securities of companies with characteristics such as:

o high quality management

o attractive products or services

o appropriate capital structure

o strong competitive positions in their industries

o management focused on generating shareholder value

The Fund also may invest to a lesser extent in securities with capitalizations outside the small-cap range, debt securities and foreign securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk and style risk (value investing risk and small-cap company risk). To the extent that the portfolio managers invest in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                              15


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the period presented in the bar chart, the Fund's highest return for a quarter was 22.66% for the quarter ended June 30, 1999. The Fund's lowest return for a quarter was -15.86% for the quarter ended March 31, 1999.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Russell 2000 Index. The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares

                                  [BAR CHART]

1999                17%
2000                16%


--------------------------------------------------------------------------------


Average Annual Total Returns*
(as of December 31, 2000)

                                                        Since
                                         1 Year      Inception**
                                         ------      -----------
Small-Cap Value Fund
 Investment Class                        16.44%         15.02%
Russell 2000 Index                       -3.03%          7.38%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations) of the Fund: August 3, 1998:
Russell 2000 Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------
16 GE Institutional
   Funds Prospectus
   Equity Funds


--------------------------------------------------------------------------------
International Equity Fund

-------------------
Investment Objective: Long-term growth of capital.

The Strategy

The International Equity Fund invests primarily in equity securities of companies located in developed and developing countries other than the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

o low prices relative to their long-term cash earnings potential

o potential for significant improvement in the company's business

o financial strength

o sufficient liquidity

The Fund also may invest to a lesser extent in debt securities. The Fund may invest in securities of companies located in the United States. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, style risk (growth investing risk) and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the Fund would be subject to interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                              17


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 21.83% for the quarter ended December 31, 1999. The Fund's lowest return for a quarter was -17.74% for the quarter ended September 30, 1998.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International Europe Australasia Far East Index (MSCI EAFE Index). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------
Prior Performance Information

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares

                                  [BAR CHART]

1998                17%
1999                32%
2000               -11%


--------------------------------------------------------------------------------

Average Annual Total Returns*
(as of December 31, 2000)

                                               Since
                                1 Year      Inception**
                                ------      -----------
International Equity Fund
  Investment Class             -11.49%         11.61%
MSCI EAFE Index                -14.16%          9.39%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


* Service Class shares do not have annual returns for a full calendar year and therefore performance information is not shown. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations) of the Fund: November 25, 1997; MSCI EAFE Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------
18 GE Institutional
   Funds Prospectus
   Equity Funds


--------------------------------------------------------------------------------
Europe Equity Fund

-------------------
Investment Objective: Long-term growth of capital.

Developed European countries currently include:

Austria
Belgium
Denmark
Finland
France
Germany
Greece
Ireland
Italy
Luxembourg
The Netherlands
Norway
Portugal
Spain
Sweden
Switzerland
United Kingdom

The Strategy

The Emerging Markets Fund invests primarily in equity securities of issuers located in emerging market countries. The portfolio managers focus on companies that are expected to grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

o low prices relative to their long-term cash earnings potential

o potential for significant improvement in the company's business

o financial strength

o sufficient liquidity

The Fund may also invest to a lesser extent in securities of companies representing European emerging market countries, developed or emerging countries outside of Europe (including the United States), and debt securities. European emerging market countries currently include the Czech Republic, Poland, Hungary, Turkey, Russia and other former republics of the Soviet Union. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk and style risk (mid-cap company risk and growth investing risk). To the extent that the portfolio managers invest in securities of emerging market countries and debt securities, the Fund would be subject to emerging markets risk, interest rate risk and credit risk.

Because the Fund targets a single region, investors should expect the Fund to be more volatile than a more geographically diversified equity fund. Fund performance is closely tied to economic and political conditions within Europe.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                              19


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 13.67% for the quarter ended March 31, 2000. The Fund's lowest return for a quarter was -8.94% for the quarter ended September 30, 2000.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International Europe Index (MSCI Europe Index). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares

                                  [BAR CHART]

2000                 3%


--------------------------------------------------------------------------------

Average Annual Total Return*
(as of December 31, 2000)

                                                     Since
                                     1 Year       Inception**
                                     ------       -----------
Europe Equity Fund
 Investment Class                      3.13%         16.03%
MSCI Europe Index                     -8.39%          3.52%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations) of the Fund: January 29, 1999; MSCI Europe Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------
20 GE Institutional
   Funds Prospectus
   Equity Funds


--------------------------------------------------------------------------------
Emerging Markets Fund

-------------------
Investment Objective: Long-term growth of capital.


The Emerging Markets Fund invests primarily in equity securities of issuers located in emerging market countries. The portfolio managers focus on companies that are expected to grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in foreign securities of companies representing at least three different countries.

The portfolio managers evaluate the emerging market countries in which they invest based on certain factors, including investment restrictions, tax barriers, local market cycles, economic outlook for growth, currency exchange rates and the political environment. The portfolio managers consider the following factors in determining whether an issuer is located in an emerging market country: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues and profits.


An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

o low prices relative to their long-term cash earnings potential

o potential for significant improvement in the company's business

o financial strength

o sufficient liquidity

The Fund may also invest to a lesser extent in securities of companies located in countries other than emerging market countries (including the United States) and debt securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, emerging markets risk and style risk (growth investing risk and small-cap company risk). To the extent that the portfolio managers invest in debt securities, the Fund would be subject to interest rate risk, and credit risk.

If you would like additional information regarding the Fund's investments strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                       ---------
                                                                              21


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 47.27% for the quarter ended December 31, 1999. The Fund's lowest return for a quarter was -27.56% for the quarter ended September 30, 1998.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Emerging Markets Free Index (MSCI EMF Index). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------
Prior Performance Information

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares

                                  [BAR CHART]

1998                -20%
1999                108%
2000                -35%


--------------------------------------------------------------------------------


Average Annual Total Returns*
(as of December 31, 2000)

                                                     Since
                                     1 Year       Inception**
                                     ------       -----------
Emerging Markets Fund
 Investment Class                    -35.88%            2.81%
MSCI EMF Index                       -30.61%           -3.95%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations) of the Fund: November 25, 1997; MSCI EMF Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------
22 GE Institutional
   Funds Prospectus
   Equity Funds


--------------------------------------------------------------------------------
Premier Growth Equity Fund

-------------------
Investment Objective: Long-term growth of capital and future income.

The Strategy

The Premier Growth Equity Fund invests primarily in a limited number of equity securities of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager chooses equity securities from a number of industries based on the merits of individual companies. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify stocks of growth companies with characteristics such as:

o above-average annual growth rates

o financial strength

o leadership in their respective industries

o high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, diversification risk and style risk (growth investing risk and mid-cap company risk). To the extent that the portfolio managers invest in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.



--------------------------------------------------------------------------------

                                                                       ---------
                                                                              23



--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 3.69% for the quarter ended March 31, 2000. The Fund's lowest return for a quarter was -4.06% for the quarter ended June 30, 2000.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500 Index(R)). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------
Prior Performance Information

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------
Calendar Year Total Returns
Investment Class Shares


                                  [BAR CHART]

2000                -5%

--------------------------------------------------------------------------------
Average Annual Total Returns*
(as of December 31, 2000)

                                                     Since
                                     1 Year       Inception**
                                     ------       -----------
Premier Growth Equity Fund
 Investment Class                     -5.13%           -9.08%
S&P 500 Index                         -9.17%           -1.60%

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* Service Class shares do not have annual returns for a full calendar year and therefore performance information is not shown. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations) of the Fund: October 29, 1999; S&P 500 Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------
24 GE Institutional
   Funds Prospectus


--------------------------------------------------------------------------------
Premier Research Equity Fund

-------------------
Investment Objective:  Long-term growth of capital and future income.

The Strategy


The Premier Research Equity Fund invests primarily in a limited number of equity securities of large- and medium-sized companies located in the United States. The portfolio managers select equity securities based on the recommendations of a team of analysts. Each analyst is dedicated to particular industries. The portfolio managers select securities from the industry analysts' recommendations while keeping the Fund's sector weighting consistent with that of the Standard & Poor's 500 Composite Stock Index (S&P 500 Index(R)). Index. Stock selection is key to the performance of the Fund.


The portfolio managers seek to identify stocks of companies with characteristics such as:

o above-average annual growth rates

o financial strength

o attractive valuations

o leadership in their respective industries

o high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, diversification risk and style risk (mid-cap company risk). To the extent that the portfolio managers invest in foreign securities or debt securities, the Fund would be subject to foreign exposure risk or interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
Fund Background

Because the Fund recently commenced investment operations, performance information is included in the Fund's Annual Report dated September 30, 2000.

--------------------------------------------------------------------------------
Prior Performance

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                       ---------
                                                                              25


--------------------------------------------------------------------------------
Premier International Equity Fund

-------------------
Investment Objective: Long-term growth of capital.

The Strategy

The Premier International Equity Fund invests primarily in a limited number of equity securities of companies located in developed and developing countries other than the United States. The portfolio manager focuses on companies that he expects will grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of growth companies with characteristics such as:

o low prices relative to their long-term cash earnings potential

o potential for significant improvement in the company's business

o financial strength

o sufficient liquidity

The Fund also may invest to a lesser extent in debt securities. The Fund may invest in securities of companies located in the United States. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, style risk (mid-cap company risk and growth investing risk), diversification risk and emerging markets risk. To the extent that the portfolio manager invests in debt securities, the Fund would be subject to interest rate risk and credit risk.

If you would like additional information regarding the investment strategies and risks, including a description of the terms in bold type, associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
Fund Background

Because the Fund recently commenced investment operations, performance information is included in the Fund's Annual Report dated September 30, 2000.

--------------------------------------------------------------------------------
Prior Performance

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------

-------------------
26 GE Institutional
   Funds Prospectus


Income Funds

--------------------------------------------------------------------------------

An investment in an Income Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in an Income Fund is subject to risk, including possible loss of principal invested.

Income funds generally invest in debt securities. Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

--------------------------------------------------------------------------------

                                                                       ---------
                                                                              27


--------------------------------------------------------------------------------
Income Fund

-------------------
Investment Objective: Maximum income consistent with prudent investment management and the preservation of capital.

The Strategy

The Income Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years.

The portfolio managers seek to identify debt securities with characteristics such as:

o attractive yields and prices

o the potential for capital appreciation

o reasonable credit quality

The Fund also may invest to a lesser extent in asset-backed securities and foreign securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.

The Risks

The principal risks of investing in the Fund are interest rate risk, credit risk and prepayment risk. To the extent that the portfolio managers invest in foreign securities, the Fund would be subject to foreign exposure risk. Certain portfolio securities are derivative securities that carry derivative securities risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

-------------------
28 GE Institutional
   Funds Prospectus


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 4.24% for the quarter ended December 31, 2000. The Fund's lowest return for a quarter was -1.11% for the quarter ended June 30, 1999.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond Index). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------
Prior Performance Information

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares

                                  [BAR CHART]

1998                   8%
1999                  -1%
2000                  11%


--------------------------------------------------------------------------------


Average Annual Total Returns*
(as of December 31, 2000)

                                                       Since
                                        1 Year      Inception**
                                        ------      -----------
Income Fund
 Investment Class                       11.29%         6.17%
LB Aggregate Bond Index                 11.63%         6.52%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations) of the Fund: November 21, 1997; LB Aggregate Bond Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date, which in this case is December 1, 1997.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

                                                                         -------
                                                                              29
                             Asset Allocation Funds

--------------------------------------------------------------------------------

An investment in an Asset Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other agency. An investment in an Asset Allocation Fund is subject to risk, including possible loss of principal invested.

Asset allocation funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to diversify by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same level of diversification by buying individual Equity or Income Funds, an asset allocation fund presents a diversification alternative within one fund. An investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.

--------------------------------------------------------------------------------

-------------------
30 GE Institutional
   Funds Prospectus


--------------------------------------------------------------------------------
Strategic Investment Fund

--------------------
Investment Objective: Maximum total return.

The Strategy

The Strategic Investment Fund invests primarily in a combination of equity securities and investment-grade debt securities. The portfolio managers follow an asset allocation process established by GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. equity securities, debt securities and foreign securities based on the relative attractiveness of the asset classes. The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

o strong earnings growth

o attractive prices

o a presence in successful industries

o high quality management

The portfolio managers seek to identify debt securities with characteristics such as:

o attractive yields and prices

o the potential for capital appreciation

o reasonable credit quality

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years.

The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, interest rate risk, credit risk and prepayment risk. To the extent the portfolio manager invests in high yield securities, the Fund would be subject to high yield securities risk. Certain portfolio securities are derivative securities that carry derivative securities risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                         -------
                                                                              31


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 3.40% for the quarter ended March 31, 2000. The Fund's lowest return for a quarter was 0% for the quarter ended June 30, 2000.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500 Index(R)) and the return of the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond Index). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.


--------------------------------------------------------------------------------
Prior Performance Information

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares

                                  [BAR CHART]

2000                  5%


--------------------------------------------------------------------------------


Average Annual Total Returns*
(as of December 31, 2000)


                                                       Since
                                        1 Year      Inception**
                                        ------      -----------

Strategic Investment Fund
  Investment Class                       5.12%         10.13%
S&P 500 Index                           -9.17%         -1.60%
LB Aggregate Bond Index                 11.63%          9.40%
S&P 500 Index &
LB Aggregate Bond Index+                -1.03%          3.00%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations) of the Fund: October 29, 1999; S&P 500 Index and LB Aggregate Bond Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

+ The S&P 500 Index and the LB Aggregate Bond Index simulates a blended return which is representative of the approximate asset allocation mix of the GE Strategic Investment Fund for the periods presented (composed of 60% S&P 500 Index, 40% LB Aggregate Bond Index). The actual asset allocation mix of the Fund may have varied.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-----------------------------------------------------------
32 GE Institutional                      Money Market Funds
   Funds Prospectus



                      [This page intentionally left blank.]

                                                                         -------
                                                                              33


--------------------------------------------------------------------------------
Money Market Fund

--------------------------------------------------------------------------------

Money market funds invest in short-term, high-quality debt securities. They seek to provide stability of principal and regular income. The income provided by a money market fund varies with interest rate movements.

--------------------------------------------------------------------------------

----------
34 GE Institutional
   Funds Prospectus

--------------------
Investment Objective: High level of current income consistent with the preservation of capital and maintenance of liquidity.

The Strategy

The Money Market Fund invests primarily in short-term, U.S. dollar-denominated money market instruments. The Fund's investments may include U.S. government securities, repurchase agreements, commercial paper, variable rate securities, foreign securities and domestic and foreign bank deposits.

The Fund invests consistent with regulatory standards governing security quality, maturity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with maturities of up to 13 months and limits the average maturity to 90 days. The Fund may invest more than 25% of its total assets in the banking services industry. Changes in banking regulations or the economy can have a significant negative impact on the banking industry.

All of the Fund's assets are rated in the two highest short-term rating categories (or their unrated equivalents), and 95% of its assets are rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization. Additional information about the money market securities in which the Fund may invest, including rating categories, is contained in the statement of additional information.

The Risk

The principal risks of investing in the Fund are interest rate risk, credit risk and foreign exposure risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below $1.00.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                          ------
                                                                              35

--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 1.61% for the quarter ended December 31, 2000. The Fund's lowest return for a quarter was 1.16% for the quarter ended June 30, 1999. The Fund's seven day yield was 6.37% and the effective seven day yield was 6.58% as of December 31, 2000. "Effective yield" reflects the compounding effect of earnings on reinvested dividends.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the return of the 90 Day Treasury Bill Rate (90 Day T-Bill). The table reflects the impact of the Fund's expenses. It assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------
Prior Performance Information

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------

Calendar Year Total Returns
Investment Class Shares

                                   [BAR CHART]

1998                   5%
1999                   5%
2000                   6%


--------------------------------------------------------------------------------


Average Annual Total Returns*
(as of December 31, 2000)

                                                          Since
                                       1 year           Inception**
                                       ------           -----------
Money Market Fund
  Investment Class                      6.28%              5.56%
90 Day T-Bill                           6.04%              5.24%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* Service Class shares do not have annual returns for a full calendar year and therefore performance information is not shown. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception Date (commencement of operations) of the Fund: December 2, 1997; 90 Day T-Bill returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

All mutual Funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

-------------------------------------------------------
36  GE Institutional                     Fund Expenses
    Funds Prospectus


--------------------------------------------------------------------------------
Shareholder Fees

The Funds impose no sales charge (load) on purchases or reinvested dividends, contingent deferred sales charge, redemption fee or exchange fee.

The following table shows what it would cost you to invest in a Fund. Annual fund operating expenses come out of a Fund's assets and are reflected in the Fund's share price and dividends.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)

                                                                                    Mid-Cap   Small-Cap
                                            U.S.    S&P 500      Value    Mid-Cap    Value      Value
                                           Equity    Index       Equity    Growth    Equity     Equity
                                            Fund      Fund        Fund      Fund      Fund       Fund
-------------------------------------------------------------------------------------------------------
Management Fees**
   All Classes                             .55%*      .15%      .55%*      .55%*     .65%*      .70%*
-------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees
   Investment Class                         None      None       None       None      None       None
   Service Class***                         .25%      .25%       .25%       .25%      .25%       .25%
-------------------------------------------------------------------------------------------------------
Other Expenses****
   Investment Class and Service Class       None      None       None       None      None       None
-------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
   Investment Class                         .55%      .15%       .55%       .55%      .65%       .70%
   Service Class                            .80%      .40%       .80%       .80%      .90%       .95%
-------------------------------------------------------------------------------------------------------


      * The management fee shown is the maximum payable by the Fund; this fee declines incrementally as the Fund's assets increase as described under "About the Investment Adviser."

      ** A Fund's management fee is intended to be a "unitary" fee that includes all operating expenses payable by a Fund, except for fees and costs associated with the GE Institutional Funds' independent Trustees, shareholder servicing and distribution fees, brokerage fees, transfer agent (and sub-transfer agent) fees and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). The nature of the services provided to, and the management fee paid by, each Fund are described in more detail under "About the Investment Adviser".

      *** The .25% shareholder servicing and distribution fee is intended to compensate GE Investment Distributors, Inc. (Distributor), or enable the Distributor to compensate other persons, for expenditures made on behalf of each Fund. Long term shareholders of the Service Class shares may pay more than the economic equivalent of the maximum front-end sales charge currently permitted by the rules of the National Association of Securities Dealers, Inc. governing investment company sales charges.

      **** "Other Expenses" include fees beyond those borne by GE Asset Management pursuant to each Fund's Advisory and Administration Agreement. These expenses include fees and costs associated with the GE Institutional Funds' independent Trustees, brokerage fees and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). This amount is less than .01%; therefore "Other Expenses" are reflected as "None."


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              37


--------------------------------------------------------------------------------

                                                                        Premier  Premier      Premier
                                       International  Europe  Emerging   Growth  Research  International           Strategic  Money
                                          Equity      Equity  Markets    Equity   Equity       Equity     Income  Investment  Market
                                           Fund        Fund     Fund      Fund     Fund         Fund       Fund      Fund      Fund
------------------------------------------------------------------------------------------------------------------------------------
Management Fees**
   All Classes                            .75%*       .75%*    1.05%*     .55%*    .55%*        .75%*      .35%*     .45%*     .25%*
------------------------------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees
   Investment Class                        None        None      None      None     None         None       None      None      None
   Service Class***                        .25%        .25%      .25%      .25%     .25%         .25%       .25%      .25%      .25%
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses****
   Investment Class and Service Class      None        None      None      None     None         None       None      None      None
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
   Investment Class                        .75%        .75%     1.05%      .55%     .55%         .75%       .35%      .45%      .25%
   Service Class                          1.00%       1.00%     1.30%      .80%     .80%        1.00%       .60%      .70%      .50%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------
38  GE Institutional
    Funds Prospectus
    Fund Expenses


--------------------------------------------------------------------------------
The Impact of Fund Expenses

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same. This example also assumes the maximum advisory and administration fee payable by a Fund. This fee for each Fund, except the S&P 500 Index Fund, declines incrementally as the Fund's assets increase.

--------------------------------------------------------------------------------
Example

                                                     You would pay the following
                                               expenses on a $10,000 investment:

                                            1 Year   3 Years   5 Years  10 Years
--------------------------------------------------------------------------------
U.S. Equity Fund:

         Investment Class                      $56     $176     $307      $689
         Service Class                         $82     $255     $444      $990
--------------------------------------------------------------------------------
S&P 500 Index Fund:

         Investment Class                      $15      $48      $85      $192
         Service Class                         $41     $128     $224      $505
--------------------------------------------------------------------------------
Value Equity Fund:

         Investment Class                      $56     $176     $307      $689
         Service Class                         $82     $255     $444      $990
--------------------------------------------------------------------------------
Mid-Cap Growth Fund:

         Investment Class                      $56     $176     $307      $689
         Service Class                         $82     $255     $444      $990
--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund:

         Investment Class                      $66     $208     $362      $810
         Service Class                         $92     $287     $498    $1,108
--------------------------------------------------------------------------------
Small-Cap Value Equity Fund:

         Investment Class                      $72     $224     $390      $871
         Service Class                         $97     $303     $525    $1,166
--------------------------------------------------------------------------------
International Equity Fund:

         Investment Class                      $77     $240     $417      $930
         Service Class                        $102     $318     $552    $1,225
--------------------------------------------------------------------------------
Europe Equity Fund:

         Investment Class                      $77     $240     $417      $930
         Service Class                        $102     $318     $552    $1,225
--------------------------------------------------------------------------------
Emerging Markets Fund:

         Investment Class                     $107     $334     $579    $1,283
         Service Class                        $132     $412     $713    $1,568
--------------------------------------------------------------------------------
Premier Growth Equity Fund:

         Investment Class                      $56     $176     $307      $689
         Service Class                         $82     $255     $444      $990

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              39


--------------------------------------------------------------------------------
Example

                                                     You would pay the following
                                               expenses on a $10,000 investment:

                                          1 Year    3 Years    5 Years  10 Years
--------------------------------------------------------------------------------
Premier Research Equity Fund:

         Investment Class                  $56        $176      $307      $689
         Service Class                     $82        $255      $444      $990
--------------------------------------------------------------------------------
Premier International Equity Fund:

         Investment Class                  $77        $240      $417      $930
         Service Class                    $102        $318      $552    $1,225
--------------------------------------------------------------------------------
Income Fund:

         Investment Class                  $36        $113      $197      $443
         Service Class                     $51        $192      $335      $750
--------------------------------------------------------------------------------
Strategic  Investment Fund:

         Investment Class                  $46        $144      $252      $567
         Service Class                     $72        $224      $390      $871
--------------------------------------------------------------------------------
Money Market Fund:

         Investment Class                  $26         $80      $141      $318
         Service Class                     $51        $160      $280      $628

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------
40  GE Institutional                          More on
    Funds Prospectus                          Strategies
                                              and Risks
--------------------------------------------------------------------------------
Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Funds:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card receivables or auto loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

Cash and cash equivalents are highly liquid and highly rated instruments such as commercial paper and bank deposits.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Corporate bonds are debt securities issued by companies.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative securities are securities whose values are based on other securities, currencies or indices and include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

o Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions or by foreign branches of U.S. corporations and financial institutions.

o Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

o Securities denominated in currencies other than U.S. dollars.

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              41


--------------------------------------------------------------------------------

Foreign securities include interests in or obligations of entities located outside of the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures are agreements to buy or sell a specific amount of a commodity, financial instrument or index at a particular price and future date. Options on Futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.


High yield securities are debt securities, preferred stock, convertible bonds and convertible preferred stock of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated, are considered by portfolio management to be of equivalent quality. High yield securities include bonds rated below investment grade, sometimes called "junk bonds," and are considered speculative by the major credit rating agencies.


Investment grade securities are rated Baa or better by Moody's and BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market securities are short-term debt securities of the U.S. government, banks and corporations. Certain Funds may invest in money market securities through investments in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Asset Management, which charges no advisory fee for such services.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and other government agencies and private issuers. They may also include collateralized mortgage obligations which are derivative securities that are fully collateralized by a portfolio of mortgages. Government stripped mortgage-related securities are mortgage-backed securities that have been stripped into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed certificates. Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities. They include: (i) municipal leases, which pay interest that is exempt from federal, and in certain cases, state, income tax; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components,

--------------------------------------------------------------------------------

--------------------
42  GE Institutional
    Funds Prospectus
    More on Strategies
    and Risks


--------------------------------------------------------------------------------

which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); and (iv) custodial receipts on muni- cipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.


Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a "call") or sell (i.e., a "put") securities or other interests for a predetermined price on or before a fixed date. An option on a securities index represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.


Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

Restricted securities (which include Rule 144A Securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Illiquid Securities may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them. Certain restricted securities may be illiquid. Rule 144A Securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stock-holder to retain the same ownership percentage after the new stock offering.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators.

U.S. Government securities are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than those of growth stocks.

Variable Rate Securities carry interest rates that may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values.

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              43


--------------------------------------------------------------------------------

For certain Funds, these techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund's portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that a Fund employs these techniques, the Fund would be subject to derivative securities risk.

Weighted average maturity represents the length of time in days or years until the average security in a money market or bond fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a fund's sensitivity to changes in interest rates. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.

Warrants are securities that are usually issued together with a bond or preferred stock, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

When-issued and delayed delivery Securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond normal settlement date.

Zero coupon obligations pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

--------------------------------------------------------------------------------
More on Investment Strategies

In addition to each Fund's principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities and investment strategies in pursuit of its investment objective. No Fund is under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus or in the Funds' Statement of Additional Information (SAI).

Holding Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash and/or money market securities (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. A Fund (other than the S&P 500 Index Fund) may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (i) without limit hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which a Fund's assets are invested by investing those assets in securi-ties markets deemed to be conservative in light of the Fund's investment objective and strategies. The Funds, other than the Money Market Fund, may invest in money market instruments directly or indirectly through investment in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Asset Management, which charges no advisory fee to the Investment Fund. To the extent that a Fund, other than the Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective.

The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated technique.

--------------------------------------------------------------------------------

--------------------
44  GE Institutional
    Funds Prospectus
    More on Strategies
    and Risks


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Purchasing   Purchasing
                                                              Reverse      Restricted    Structured   and Writing  and Writing
                                                 Repurchase   Repurchase   and Illiquid  and Indexed  Securities   Securities
                                  Borrowing      Agreements   Agreements   Securities    Securities   Options      Index Options
--------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                   33 1/3%          Yes          Yes           Yes           No          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                 33 1/3%          Yes          Yes           Yes           No          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                  33 1/3%          Yes          Yes           Yes           No          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                33 1/3%          Yes          Yes           Yes           No          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund          33 1/3%          Yes          Yes           Yes          Yes          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund        33 1/3%          Yes          Yes           Yes           No          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund          33 1/3%          Yes          Yes           Yes           No          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                 33 1/3%          Yes          Yes           Yes          Yes          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund              33 1/3%          Yes          Yes           Yes           No          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund         33 1/3%          Yes          Yes           Yes           No          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Premier Research Equity Fund       33 1/3%          Yes          Yes           Yes           No          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Premier International Equity Fund  33 1/3%          Yes          Yes           Yes           No          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Income Fund                        33 1/3%          Yes          Yes           Yes          Yes          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Strategic Investment Fund          33 1/3%          Yes          Yes           Yes          Yes          Yes           Yes
--------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                  33 1/3%          Yes          Yes            No           No           No            No
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                    ------------
                                                                              45


----------------------------------------------------------------------------------------------------
                                                                                     Maximum
                                 Futures and     Forward         Options             Investment
                                 Options on      Currency        on Foreign          in Debt
                                 Futures         Transactions    Currencies          Securities
----------------------------------------------------------------------------------------------------
U.S. Equity Fund                     Yes             Yes             Yes                         35%
----------------------------------------------------------------------------------------------------
S&P 500 Index Fund                   Yes             Yes             Yes                         35%
----------------------------------------------------------------------------------------------------
Value Equity Fund                    Yes             Yes             Yes                         35%
----------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                  Yes             Yes             Yes             35% (maximum of
                                                                                  25% in BBB by S&P,
                                                                                   Baa by Moody's or
                                                                                         equivalent)
----------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund            Yes             Yes             Yes                         35%




----------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund           No              No              No                         35%
----------------------------------------------------------------------------------------------------
International Equity Fund            Yes             Yes             Yes                         35%
----------------------------------------------------------------------------------------------------
Europe Equity Fund                   Yes             Yes             Yes                         35%
----------------------------------------------------------------------------------------------------
Emerging Markets Fund                Yes             Yes             Yes             35% (maximum of
                                                                                  25% in BBB by S&P,
                                                                                   Baa by Moody's or
                                                                                         equivalent)
----------------------------------------------------------------------------------------------------
Premier Growth Equity Fund           Yes             Yes              No                         35%
----------------------------------------------------------------------------------------------------
Premier Reseach Equity Fund          Yes             Yes              No                         35%
----------------------------------------------------------------------------------------------------
Premier International Equity Fund    Yes             Yes             Yes                         35%
----------------------------------------------------------------------------------------------------
Income Fund                          Yes             Yes             Yes            100% (maximum of
                                                                                   25% in BBB by S&P
                                                                                or Baa by Moody's or
                                                                                         equivalent)
----------------------------------------------------------------------------------------------------
Strategic Investment Fund            Yes             Yes             Yes            100% (maximum of
                                                                                   25% in BBB by S&P
                                                                                or Baa by Moody's or
                                                                                         equivalent)
----------------------------------------------------------------------------------------------------
Money Market Fund                     No              No              No                        100%
----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                        Maximum
                                        Investment in          Maximum        When-Issued
                                        Below-Investment       Investment     and Delayed
                                        Grade Debt             in Foreign     Delivery
                                        Securities             Securities     Securities
-----------------------------------------------------------------------------------------
U.S. Equity Fund                                       5%          15%*           Yes
-----------------------------------------------------------------------------------------
S&P 500 Index Fund                                     5%          35%*           Yes
-----------------------------------------------------------------------------------------
Value Equity Fund                                      5%          25%*           Yes
-----------------------------------------------------------------------------------------
Mid-Cap Growth Fund                     10% in BB or B by          35%*           Yes
                                        S&P or Ba or B by
                                    Moody's or equivalent
-----------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund               15% in securities          15%*           Yes
                                       rated BBB or below
                                         by S&P or Baa or
                                      below by Moody's or
                                               equivalent
-----------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                           10%          10%*           Yes
-----------------------------------------------------------------------------------------
International Equity Fund                              5%          100%           Yes
-----------------------------------------------------------------------------------------
Europe Equity Fund                                    15%          100%           Yes
-----------------------------------------------------------------------------------------
Emerging Markets Fund                   10% in BB or B by          100%           Yes
                                        S&P or Ba or B by
                                    Moody's or equivalent
-----------------------------------------------------------------------------------------
Premier Growth Equity Fund                             5%          25%*           Yes
-----------------------------------------------------------------------------------------
Premier Reseach Equity Fund                            5%          25%*           Yes
-----------------------------------------------------------------------------------------
Premier International Equity Fund                      5%          100%           Yes
-----------------------------------------------------------------------------------------
Income Fund                             10% in BB or B by
                                        S&P or Ba or B by          35%*           Yes
                                    Moody's or equivalent
-----------------------------------------------------------------------------------------
Strategic Investment Fund               10% in BB or B by          30%*           Yes
                                        S&P or Ba or B by
                                    Moody's or equivalent
-----------------------------------------------------------------------------------------
Money Market Fund                                    None          25%*           Yes
-----------------------------------------------------------------------------------------

* This limitation excludes ADRs, and securities of a foreign issuer with a class of securities reqistered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small-Cap Market.

--------------------------------------------------------------------------------

----------------------
46  GE Institutional
    Funds Prospectus
    More on Strategies
    and Risks
--------------------------------------------------------------------------------


                                                     Debt                       Securities               Floating and  Participation
                             Lending                 Obligations of             of Other                 Variable      Interests in
                             Portfolio   Rule 144A   Supranational  Depositary  Investment    Municipal  Rate          Municipal
                             Securities  Securities  Agencies       Receipts    Funds         Leases     Instruments   Obligations
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                Yes          Yes         Yes           Yes           No           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund              Yes          Yes         Yes           Yes          Yes           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund               Yes          Yes         Yes           Yes          Yes           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund             Yes          Yes         Yes           Yes          Yes           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund       Yes          Yes         Yes           Yes          Yes           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund     Yes          Yes         Yes           Yes          Yes           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund       Yes          Yes         Yes           Yes          Yes           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund              Yes          Yes         Yes           Yes          Yes           No         Yes             No
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund           Yes          Yes         Yes           Yes          Yes           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund      Yes          Yes         Yes           Yes          Yes           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
Premier Research Equity Fund    Yes          Yes         Yes           Yes          Yes           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
Premier International
  Equity Fund                   Yes          Yes         Yes           Yes          Yes           No         No*             No
------------------------------------------------------------------------------------------------------------------------------------
Income Fund                     Yes          Yes         Yes           Yes          Yes           No         Yes             No
------------------------------------------------------------------------------------------------------------------------------------
Strategic Investment Fund       Yes          Yes         Yes           Yes          Yes          Yes         Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund               Yes          Yes         Yes            No           No           No         Yes             No
------------------------------------------------------------------------------------------------------------------------------------

* This limitation excludes commercial paper and notes with variable and floating rates of interest.

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              47


------------------------------------------------------------------------------------------------------------------------------------
                                                                       Mortgage     Government
                                                        Custodial      Related      Stripped    Asset Backed                 Short
                              Zero         Municipal    Receipts on    Securities,  Mortgage    Securities and     Mortgage  Sales
                              Coupon       Obligations  Municipal      including    Related     Receivable-Backed  Dollar    Against
                              Obligations  Components   Obligations    CMOs         Securities  Securities         Rolls     the Box
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                  Yes           No           No            No           No              No            No        No
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                 No           No           No            No           No              No            No        No
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                  No           No           No            No           No              No            No       Yes
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                No           No           No            No           No              No            No       Yes
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund         Yes           No           No            No           No              No            No       Yes
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund        No           No           No            No           No              No            No       Yes
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund          No           No           No            No           No              No            No       Yes
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                 No           No           No            No           No              No            No       Yes
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund              No           No           No            No           No              No            No       Yes
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund         No           No           No            No           No              No            No        No
------------------------------------------------------------------------------------------------------------------------------------
Premier Research Equity Fund       No           No           No            No           No              No            No        No
------------------------------------------------------------------------------------------------------------------------------------
Premier International
  Equity Fund                      No           No           No            No           No              No            No       Yes
------------------------------------------------------------------------------------------------------------------------------------
Income Fund                       Yes           No           No           Yes          Yes             Yes           Yes        No
------------------------------------------------------------------------------------------------------------------------------------
Strategic Investment Fund         Yes          Yes          Yes           Yes          Yes             Yes           Yes        No
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                  No           No           No            No           No              No            No        No
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------
48  GE Institutional
    Funds Prospectus
    More on Strategies
    and Risks


--------------------------------------------------------------------------------
More on Risks

Like all mutual funds, investing in the GE Institutional Funds involves risk factors and special considerations. A Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered a complete investment program. The share value of the Equity Funds, the Income Fund and the Asset Allocation Fund will rise and fall. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- can help you manage risk and achieve the results you need to comfortably reach your financial goals.

The primary risks of particular investments are summarized below. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore lower credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

Derivative Securities Risk: A Fund's use of various investment techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values may involve derivative securities and contracts. Derivative securities and contracts (securities and contracts whose values are based on other securities, currencies or indices) include option contracts (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, currency and interest rate swap contracts and structured securities. Derivative securities and contracts may be used as a direct investment or as a hedge for a Fund's portfolio or a portion of a portfolio. Hedging involves using a security or contract to offset investment risk. Hedging may include reducing the risk of a position held in a portfolio. Hedging and other investment techniques also may be used to increase a Fund's exposure to a particular investment strategy. If the portfolio manager's judgment of market conditions proves incorrect or the strategy does not correlate well with a Fund's investments, the use of derivatives could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase a Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, these derivatives could result in a loss if the counterparty to the transaction does not perform as promised. A Fund is not obligated to pursue any hedging strategy. In addition, hedging techniques may not be available, may be too costly to be used effectivily or may be unable to be used for other reasons. These investments may be considered speculative.

Diversification Risk: The Premier Funds may invest in securities of a limited number of issuers to achieve a potentially greater investment return than a Fund that invests in a larger number of issuers. As a result, price movements of a single issuer's securities will have a greater impact on such Fund's net asset value causing it to fluctuate more than that of a more widely diversified fund.

Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically,

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              49


--------------------------------------------------------------------------------

the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include:

o Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

o Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund's foreign investments.

o Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

High Yield Securities Risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund's ability to obtain accurate market quotations when valuing the portfolio securities and calculating a Fund's net asset value. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment.

Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Illiquid Securities Risk: Illiquid securities may be difficult to resell at approximately the price they were valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all, or forego other investment opportunities, all of which may have an impact on the Fund.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

--------------------------------------------------------------------------------

----------------------
50  GE Institutional
    Funds Prospectus
    More on Strategies
    and Risks


--------------------------------------------------------------------------------

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Repurchase and Reverse Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities might decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement. A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily in response to company activity and general economic and market conditions. Stock prices may decline in value, even during periods when equity securities in general are rising, or may not perform as well as the market in general. Additional stock market risks may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

o Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

o Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds will typically underperform when growth investing is in favor.

o Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

o Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              51


--------------------------------------------------------------------------------

prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly.

Other Risk Considerations

Institutional Investor Risk: Investors may be materially affected by the actions of other large institutional investors. For example, if a large institutional investor withdraws an investment in a Fund, the Fund could diminish in size by a substantial amount causing the remaining investors to experience higher pro rata operating expenses, resulting in lower returns for such investors. The purchase or withdrawal by a large investor may result in significant portfolio trading expenses that are borne by other shareholders.

EURO Conversion: The introduction of the EURO, a new common currency in Europe, may result in uncertainties for European companies and markets. Individual issuers may suffer increased costs and decreased earnings. Market disruptions may occur that could adversely affect the value of European securities and currencies.

--------------------------------------------------------------------------------

-------------------------------------------------------
52  GE Institutional                         About the
    Funds Prospectus                         Investment
                                             Adviser


--------------------------------------------------------------------------------
Investment Adviser and Administrator


GE Asset Management Incorporated, located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2000, GE Asset Management oversaw $118 billion and managed individual and institutional assets of $68 billion, of which more than $19 billion was invested in mutual funds.


For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

Each Fund pays GE Asset Management a combined fee for advisory and administrative services that is accrued daily and paid monthly. The advisory and administration fee for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or "breakpoint." The advisory and administration fee or fees for each Fund, and the relevant breakpoints, are stated in the schedule opposite (fees are expressed as an annual rate) up to the maximum annual fee for investment management services.

For their services, GE Asset Management pays (out of the advisory fee that it receives) SSGA and Palisade monthly compensation in the form of an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the Fund that each sub-adviser manages.

Investment Management and Administration Fees:

Each Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly at the following rates:

                                                                     Annual Rate
Name of Fund                      Average Daily Net Assets of Fund   Percentage
--------------------------------------------------------------------------------
U.S. Equity Fund                         First $25 million              0.55%
Value Equity Fund                        Next $25 million               0.45%
Mid-Cap Growth Fund                      Over $50 million               0.35%
Premier Growth Equity Fund
Premier Research Equity Fund
--------------------------------------------------------------------------------
S&P 500 Index Fund                       All Assets                     0.15%
--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                First $25 million              0.65%
                                         Next $25 million               0.60%
                                         Over $50 million               0.55%
--------------------------------------------------------------------------------
Small-Cap Value Equity Fund              First $25 million              0.70%
                                         Next $25 million               0.65%
                                         Over $50 million               0.60%
--------------------------------------------------------------------------------
International Equity Fund                First $25 million              0.75%
Europe Equity Fund                       Next $50 million               0.65%
Premier International Equity Fund        Over $75 million               0.55%
--------------------------------------------------------------------------------
Emerging Markets Fund                    First $50 million              1.05%
                                         Over $50 million               0.95%
--------------------------------------------------------------------------------
Income Fund                              First $25 million              0.35%
                                         Next $25 million               0.30%
                                         Next $50 million               0.25%
                                         Over $100 million              0.20%
--------------------------------------------------------------------------------
Strategic Investment Fund                First $25 million              0.45%
                                         Next $25 million               0.40%
                                         Over $50 million               0.35%
--------------------------------------------------------------------------------
Money Market Fund                        First $25 million              0.25%
                                         Next $25 million               0.20%
                                         Next $50 million               0.15%
                                         Over $100 million              0.10%
--------------------------------------------------------------------------------

From time to time, GE Asset Management may waive or reimburse advisory or administrative fees paid by a Fund.

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              53


--------------------------------------------------------------------------------
About the Funds' Portfolio Managers

Eugene K. Bolton is a Director and Executive Vice President of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. He leads a team of portfolio managers for the U.S. Equity Fund. He has served in this capacity since the Fund's commencement. Mr. Bolton joined GE Asset Management in 1984 as Chief Financial Officer and has been a portfolio manager since 1986.

Christopher D. Brown is a Senior Vice President of GE Asset Management and a co-portfolio manager of GE Premier Research Equity Fund. He has served in that capacity since the Fund's commencement. Mr. Brown joined GE Asset Management in 1985 as a Vice President and U.S. Equity Analyst and has been a portfolio manager since 1992.

David B. Carlson is a Senior Vice President of GE Asset Management. He is portfolio manager for the Premier Growth Equity Fund and manages equity investments for the Strategic Investment Fund. He has served in those capacities since each Fund's commencement. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for Investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987 and a Senior Vice President in 1989.

Peter J. Hathaway is a Senior Vice President of GE Asset Management and portfolio manager for the Value Equity Fund. Mr. Hathaway has served in that capacity since the Fund's commencement and has over 36 years of investment experience. He joined GE Asset Management in 1985 as a Vice President for Pension Fund Portfolios. He became a Senior Vice President in 1987.

Brian Hopkinson is a Senior Vice President of GE Asset Management and portfolio manager of GE Premier International Equity Fund. He has served in that capacity since the Fund's commencement. Mr. Hopkinson joined the International Equities Team at GE Asset Management in 1996 as a portfolio manager. Prior to joining GE Asset Management, Mr. Hopkinson was a portfolio manager with Fiduciary Trust Company International.

Ralph R. Layman is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman leads a team of portfolio managers for the International Equity Fund and the Emerging Markets Fund. He manages the international equity investments for the Strategic Investment Fund. He has served in those capacities since each Fund's commencement. Mr. Layman joined GE Asset Management in 1991 as Executive Vice President for International Investments.

Robert A. MacDougall is a Director and Executive Vice President of GE Asset Management. He manages the overall fixed income investments for GE Asset Management. He leads a team of portfolio managers for the Income Fund and the Money Market Fund. Mr. MacDougall also manages fixed income investments for the Strategic Investment Fund. He has served in those capacities since each Fund's commencement. Mr. MacDougall joined GE Asset Management in 1986 as Vice President. He became a Senior Vice President of Fixed Income in 1993, a director and Executive Vice President of Fixed Income in 1997.

--------------------------------------------------------------------------------

--------------------
54  GE Institutional
    Funds Prospectus


--------------------------------------------------------------------------------

Richard L. Sanderson is a Senior Vice President of GE Asset Management and a co-portfolio manager of GE Premier Research Equity Fund. He has served in that capacity since the Fund's commencement. Mr. Sanderson joined GE Asset Management in 1995 as a Vice President and Equity Analyst and was appointed Director of Investment Research Domestic Equities in 1997. Prior to that time, Mr. Sanderson was a Senior Analyst with Alliance Capital Management.

Michael J. Solecki is a Senior Vice President of GE Asset Management and portfolio manager of the "Europe Equity Fund. He has served in that capacity since the Fund's commencement. Mr Solecki joined GE Asset Management in 1990 as an International Equity Analyst. He became a Vice President for International Equity Portfolios in 1996.


Ralph E. Whitman is a Senior Vice President of GE Asset Management and portfolio manager of the Mid-Cap Growth Fund (since December 1998) and portfolio manager of the GE Mid-Cap Value Equity Fund (since October 2000). He joined GE Asset Management in 1987 as an Equity Analyst. He became Vice President for U.S. Equity Investments in 1995 and Senior Vice President for U.S. Equity Portfolios in 1998.


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              55


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
--------------------
56  GE Institutional
    Funds Prospectus
    About the Investment
    Adviser


--------------------------------------------------------------------------------
About the Sub-Advisers

GE Asset Management believes that it has the responsibility to make the best managers available to Fund shareholders at all times, whether that means accessing GE Asset Management's wealth of internal talent or using external talent (Sub-Advisers). When GE Asset Management feels the need to access specialists outside, it carefully investigates and engages Sub-Advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following Sub-Advisers to conduct the investment programs for the following Funds.

S&P 500 Index Fund

State Street Global Advisors (SSGA)
Two International Place
Boston, MA 02110


SSGA has served as the sub-adviser of S&P 500 Index Fund since its inception. SSGA, a division of State Street Bank and Trust Company, is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street managed more than $724.5 billion in assets as of December 31, 2000. State Street provides complete global investment management services from offices in the United States, London, Sydney, Hong Kong, Tokyo, Toronto, Montreal, Luxembourg, Melbourne, Paris, Dubai, Munich and Brussels.

The Fund is managed by a team of portfolio managers led by Karl Schneider. Mr. Schneider is a Principal of State Street Global Advisors in the U.S. Structured Products Group. He joined the firm in 1996. Before joining the U.S. Structured Products Group, Mr. Schneider worked as a portfolio manager in the firm's Currency Management Group. Prior to this, he was an analyst in the Process Engineering division within State Street's Custody operation.

Mr. Schneider holds BS degrees in Finance and Investments from Babson College.


--------------------------------------------------------------------------------
Small-Cap Value Equity Fund

Palisade Capital Management, L.L.C. (Palisade)
One Bridge Plaza
Fort Lee, NJ 07024


Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets in excess of $2.4 billion as of December 31, 2000. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Value Equity Fund since its inception.

The Fund is managed by an investment advisory committee (Senior Investment Committee) composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Richard Meisenberg and Dennison Veru. Mr. Feiler, Chief Investment Officer at Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              57


--------------------------------------------------------------------------------

Fund's investment program. Mr. Feiler has more than 30 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

--------------------------------------------------------------------------------

------------------------
58  GE Institutional
    Funds Prospectus
    About the Investment
    Adviser


--------------------------------------------------------------------------------
Prior Performance Information of GE Asset Management Incorporated

(Investment Adviser to the U.S. Equity Fund)

The bar chart and table opposite illustrate the performance of a composite of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the U.S. Equity Fund. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the private accounts included in the composite, GE Asset Management's management of the U.S. Equity Fund is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the private accounts. In addition, the Fund generally experiences cash flows that are different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.

GE Asset Management composite results represent the performance of the Accounts, net of the annual rate of total operating expenses of the U.S. Equity Fund; the composite results do not represent the performance of the U.S. Equity Fund, and should not be considered an indication of future performance of the Fund.


--------------------------------------------------------------------------------
Calendar Year Total Returns

                                   [BAR CHART]

                    Composite(1)        US Equity Fund(2)   S&P 500 Index
                    ------------        -----------------   -------------
1992                    9%                                        8%
1993                   11%                                       10%
1994                   -2%                                        1%
1995                   36%                                       37%
1996                   22%                                       23%
1997                   33%                                       33%
1998                   24%                    24%                29%
1999                   20%                    20%                21%
2000                   -1%                     0%                -9%

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of December 31, 2000)

                 Composite--          Composite--        US Equity    S&P 500
Period       Investment Class(3)    Service Class(1)      Fund(2)      Index
             -------------------    ----------------     ---------    -------

1 Year            -0.73%                -0.98%            -0.15%         -9.17%
3 Years           13.91%                13.63%            13.96%         12.27%
5 Years           19.21%                18.92%               --%         18.35%
Since 1/1/92      16.24%                15.96%               --%         16.10%


(1) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Service Class shares.


(2) Represents the performance of U.S. Equity Fund - Investment Class shares. Services Class shares do not have annual returns for a full calendar year and therefore performance information is not shown. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.The Fund's Investment Class commenced operations 11/25/97. Fund performance information is shown in the Calendar Year Total Returns Chart from January 1st of the year following its inception. The Fund performance information is net of applicable fees and other expenses. As with all mutual funds, past performance is not an indication of future performance.

(3) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Investment Class shares.


Note A. GE stock has been held in substantially all of the private accounts in the composite since October 1996. GE stock is not actively traded by the private accounts and is held at a weight substantially approximating the weight of GE in the S&P 500 Index, with quarterly rebalancing. GE stock is not held by any mutual fund. Private accounts that do not hold GE stock and mutual funds in the composite typically hold a GE substitute (a basket of securities that are intended to represent, on a collective basis, the principal industries in which GE conducts business).


Note B. The composite performance results shown reflect the deduction of the annual rate of total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not, calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $13.2 billion. The composite performance is compared to the performance of the S&P 500 Index, which is a composite of the price and dividend performance of 500 widely held U.S. stocks recognized by many investors to be representative of the stock market in general. The information provided above for the composite, the Fund and the Index reflects the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              59


--------------------------------------------------------------------------------
Prior Performance Information of GE Asset Management Incorporated

(Investment Adviser to the Value Equity Fund)

The bar chart and table opposite illustrate the performance of a composite of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the Value Equity Fund. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the private accounts included in the composite, GE Asset Management's management of the Value Equity Fund will be subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that did not apply to the private accounts. In addition, the Fund will likely experience cash flows different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.

GE Asset Management composite results represent the performance of the Accounts, net of the annual rate of total operating expenses of the Value Equity Fund; the composite results do not represent the performance of the Value Equity Fund, and should not be considered an indication of future performance of the Fund.


--------------------------------------------------------------------------------
Calendar Year Total Returns(1)

                                   [BAR CHART]

               Composite(2)        S&P 500/Barra Value Index
               ------------        -------------------------
1992               10%                       11%
1993               14%                       19%
1994               -1%                       -1%
1995               37%                       37%
1996               22%                       22%
1997               34%                       30%
1998               26%                       15%
1999               20%                       12%
2000               -1%                        6%

--------------------------------------------------------------------------------
Average Annual Total Returns(1)
(as of December 31, 2000)

                      Composite--            Composite--        S&P 500/Barra
Period            Investment Class(3)     Service Class(2)       Value Index

1 Year                  -0.31%                 -0.56%               6.09%
3 Years                 14.58%                 14.29%              11.10%
5 Years                 19.84%                 19.54%              16.81%
Since 1/1/92            17.34%                 17.05%              16.26%


(1) No performance figures are shown for the Value Equity Fund because the Fund commenced operations on February 2, 2000.

(2) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Service Class shares.

(3) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Investment Class shares.

Note A. Performance results provided in the composite for the period from January 1, 1992 to September 30, 1997 reflect the performance of a single private account consisting only of General Electric Pension Trust assets. GE stock has been held in substantially all of the private accounts in the composite since October 1996. GE stock is not actively traded by the private accounts and is held at a weight substantially approximating the weight of GE in the S&P 500 Index, with quarterly rebalancing. GE stock is not held by any mutual fund. Private accounts that do not hold GE stock and mutual funds in the composite typically hold a GE substitute (a basket of securities that are intended to represent, on a collective basis, the principal industries in which GE conducts business).


Note B. The composite performance results shown reflect the deduction of the annual rate of total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not, calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $6.9 billion. The composite performance is compared to the performance of the S&P 500/Barra Value Index, which is a capitalization-weighted index of all of the stocks in the S&P 500 that have low price-to-book ratios. The information provided above for the composite and the Index reflects the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

------------------------
60  GE Institutional
    Funds Prospectus
    About the Investment
    Adviser


--------------------------------------------------------------------------------
Prior Performance Information of GE Asset Management Incorporated

(Investment Adviser to the International Equity Fund)

The bar chart and table opposite illustrate the performance of a composite of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the International Equity Fund. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the private accounts included in the composite, GE Asset Management's management of the International Equity Fund is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the private accounts. In addition, the Fund generally experiences cash flows that are different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.

GE Asset Management composite results represent the performance of the Accounts, net of the annual rate of total operating expenses of the International Equity Fund; the composite results do not represent the performance of the International Equity Fund, and should not be considered an indication of future performance of the Fund.


--------------------------------------------------------------------------------
Calendar Year Total Returns

                                   [BAR CHART]

               Composite(1)     International Equity Fund(2)    MSCI EAFE Index
               ------------     ----------------------------    ---------------
1990               -16%                                              -23%
1991                 8%                                               12%
1992                -5%                                              -12%
1993                39%                                               33%
1994                 0%                                                8%
1995                12%                                               11%
1996                14%                                                6%
1997                 7%                                                2%
1998                17%                      17%                      20%
1999                32%                      32%                      27%
2000               -12%                     -11%                     -14%

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of December 31, 2000)

                    Composite--          Composite--     International Equity   MSCI EAFE
Period          Investment Class(3)    Service Class(1)         Fund(2)           Index
                -------------------    ----------------  --------------------   ---------
1 Year               -11.44%               -11.67%             -11.49%          -14.16%
3 Years               11.33%                11.05%              11.04%            9.36%
5 Years               11.02%                10.74%                 --%            7.13%
10 Years              10.57%                10.29%                 --%            8.24%
Since 8/1/89           8.34%                 8.08%                 --%            5.10%


(1) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Service Class shares.


(2) Represents the performance of International Equity Fund - Investment Class shares. Service Class shares do not have annual returns for a full calendar year and therefore performance information is not shown. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns. The Fund's Investment Class commenced operations 11/25/97. Fund performance information is shown in the Calendar Year Total Returns Chart from January 1st of the year following its inception. The Fund performance information is net of applicable fees and other expenses. As with all mutual funds, past performance is not an indication of future performance.

(3) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Investment Class shares.

Note A. The composite performance results shown reflect the deduction of the annual rate of total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not, calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $9.08 billion. The composite performance is compared to the performance of the MSCI EAFE Index, which is a composite of foreign securities traded in 22 developed markets in Europe, Australasia, and Far East. The information provided above for the composite, the Fund and the Index reflects the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              61


--------------------------------------------------------------------------------
Prior Performance Information of GE Asset Management Incorporated

(Investment Adviser to the Emerging Markets Fund)

The bar chart and table opposite illustrate the performance of a composite of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the Emerging Markets Fund. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the private accounts included in the composite, GE Asset Management's management of the Emerging Markets Fund is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the private accounts. In addition, the Fund generally experiences cash flows that are different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.

GE Asset Management composite results represent the performance of the Accounts, net of the annual rate of total operating expenses of the Emerging Markets Fund; the composite results do not represent the performance of the Emerging Markets Fund, and should not be considered an indication of future performance of the Fund.


--------------------------------------------------------------------------------
Calendar Year Total Returns

                                   [BAR CHART]

              Composite(2)     Emerging Markets Fund(3)      MSCI EMF Index
              ------------     ------------------------      --------------
1996(1)           -1%                                              -4%
1997             -13%                                             -12%
1998             -20%                    -20%                     -25%
1999             110%                    108%                      66%
2000             -37%                    -36%                     -31%

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of December 31, 2000)

                   Composite--          Composite--      Emerging Markets     MSCI
Period         Investment Class(4)   Services Class(2)        Fund(3)       EMF Index
               -------------------   -----------------   ----------------   ---------
1 Year              -36.72%              -36.89%             -35.88%        -30.61%
3 Years               2.18%                1.93%               2.17%         -4.83%
Since 7/1/96         -1.84%               -2.08%                 --%         -6.75%


(1)   Represents performance from 7/1/96 through 12/31/96.

(2) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Service Class shares.


(3) Represents the performance of Emerging Markets Fund - Investment Class shares. As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns. The Fund's Investment Class commenced operations 11/25/97. Fund performance information is shown in the Calendar Year Total Returns Chart from January 1st of the year following its inception. The Fund performance information is net of applicable fees and other expenses. As with all mutual funds, past performance is not an indication of future performance.

(4) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Investment Class shares.

Note A. The composite performance results shown reflect the deduction of the annual rate of total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not, calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $623.2 billion. The composite performance is compared to the performance of the MSCI Emerging Markets Free Index, which is a composite of securities available to non-domestic investors traded in 25 emerging markets. The information provided above for the composite, the Fund and the Index reflects the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

------------------------
62  GE Institutional
    Funds Prospectus
    About the Investment
    Adviser


--------------------------------------------------------------------------------
Prior Performance Information of GE Asset Management Incorporated

(Investment Adviser to the Premier Growth Equity Fund)

The bar chart and table opposite illustrate the performance of a composite of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the Premier Growth Equity Fund. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the private accounts included in the composite, GE Asset Management's management of the Premier Growth Equity Fund is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the private accounts. In addition, the Fund will likely experience cash flows that are different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.

GE Asset Management composite results represent the performance of the Accounts, net of the annual rate of total operating expenses of the Premier Growth Equity Fund; the composite results do not represent the performance of the Premier Growth Equity Fund, and should not be considered an indication of future performance of the Fund.


--------------------------------------------------------------------------------
Calendar Year Total Returns

                                   [BAR CHART]

               Composite(1)    Premier Growth Equity Fund(2)      S&P 500 Index
               ------------    -----------------------------      -------------
1997               27%                                                 33%
1998               36%                                                 29%
1999               36%                                                 21%
2000               -5%                     -5%                         -9%

--------------------------------------------------------------------------------
Average Annual Total Returns(1)
(as of December 31, 2000)

                   Composite--          Composite--    Premier Growth    S&P 500
Period         Investment Class(3)   Service Class(1)  Equity Fund(2)     Index
               -------------------   ----------------  --------------    -------

1 Year               -5.16%               -5.40%           -5.13%        -9.17%
3 Years              20.72%               20.43%              --%        12.27%
Since 1/1/97         22.31%               22.01%              --%        17.19%


(1) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Service Class shares.


(2) Represents the performance of the Premier Growth Equity Fund - Investment Class shares. Service Class shares do not have annual returns for a full calendar year and therefore performance information is not shown. Service Class shares of the fund pay a shareholder service and distribution fee, which would lower their returns. The Fund's Investment Class commenced operations 10/31/99. Fund performance information is shown in the Calendar Year Total Returns Chart from January 1st of the year following its inception. The Fund performance information is net of applicable fees and other expenses. As with all mutual funds, past performance is not an indication of future performance.

(3) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Investment Class shares.

Note A. The composite performance results shown reflect the deduction of the annual rate of total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not, calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $514.6 million. The composite performance is compared to the performance of the S&P 500 Index, which is a composite of the price and dividend performance of 500 widely held U.S. stocks recognized by many investors to be representative of the stock market in general. The information provided above for the composite and the Index reflects the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              63


--------------------------------------------------------------------------------
Prior Performance Information of GE Asset Management Incorporated

(Investment Adviser to the Premier Research Equity Fund)

The bar chart and table opposite illustrate the performance of a composite of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the Premier Research Equity Fund. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the private accounts included in the composite, GE Asset Management's management of the Premier Research Equity Fund is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the private accounts. In addition, the Fund generally experiences cash flows that are different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.

GE Asset Management composite results represent the performance of the Accounts, net of the annual rate of total operating expenses of the Premier Research Equity Fund; the composite results do not represent the performance of the Premier Research Equity Fund, and should not be considered an indication of future performance of the Fund.


--------------------------------------------------------------------------------
Calendar Year Total Returns(1)

                                   [BAR CHART]

               Composite(3)        S&P 500 Index
               ------------        -------------
1998(2)            12%                   9%
1999               20%                  21%
2000               -8%                  -9%

--------------------------------------------------------------------------------
Average Annual Total Returns(1)
(as of December 31, 2000)

                   Composite--           Composite--        S&P 500
Period         Investment Class(4)    Service Class(3)       Index
               -------------------    ----------------      -------
1 Year              -8.07%                -8.30%            -9.17%
Since 7/1/98         8.95%                 8.68%             7.63%


(1) No performance figures are shown for the Premier Research Equity Fund because the Fund commenced operations April 28, 2000.

(2)   Represents performance from 7/1/98 through 12/31/98.

(3) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Service Class shares.

(4) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Investment Class Shares.

Note A. The composite performance results shown reflect the deduction of the annual rate of total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not, calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $1.1 billion. The composite performance is compared to the performance of the S&P 500 Index, which is a composite of the price and dividend performance of 500 widely held U.S. stocks recognized by many investors to be representative of the stock market in general. The information provided above for the composite, and the Index reflects the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

------------------------
64  GE Institutional
    Funds Prospectus
    About the Investment
    Adviser


--------------------------------------------------------------------------------
Prior Performance Information of GE Asset Management Incorporated

(Investment Adviser to the Premier International Equity Fund)

The bar chart and table opposite illustrate the performance of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the Premier International Equity Fund. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the private accounts included in the composite, GE Asset Management's management of the Premier International Equity Fund is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the private accounts. In addition, the Fund generally experiences cash flows that are different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.

GE Asset Management composite results represent the performance of the Accounts, net of the annual rate of total operating expenses of the Premier International Equity Fund the composite results do not represent the performance of the Premier International Equity Fund, and should not be considered an indication of future performance of the Fund.


--------------------------------------------------------------------------------
Calendar Year Total Returns(1)

                                   [BAR CHART]

               Composite(2)       MSCI EAFE Index
               ------------       ---------------
1998               22%                  20%
1999               29%                  27%
2000              -17%                 -14%

--------------------------------------------------------------------------------
Average Annual Total Returns(1)
(as of December 31, 2000)

                  Composite--          Composite--        MSCI EAFE
Period        Investment Class(3)   Service Class(2)        Index
              -------------------   ----------------      ---------
1 Year            -17.25%              -17.46%             -14.16%
Since 1/1/98        9.46%                9.19%               9.35%


(1) No performance figures are shown for the Premier International Equity Fund because the Fund commenced operations April 28, 2000.

(2) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Service Class shares.

(3) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Investment Class shares.

Note A. The composite performance results shown reflect the deduction of the annual rate of total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not, calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $85.7 million. The composite performance is compared to the performance of the MSCI EAFE Index, which is a composite of foreign securities traded in 22 developed nations in Europe, Australia, Asia and the Far East. The information provided above for the composite and the Index reflects the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              65


--------------------------------------------------------------------------------
Prior Performance Information of GE Asset Management Incorporated

(Investment Adviser to the Income Fund)

The bar chart and table opposite illustrate the performance of a composite of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the Income Fund. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the private accounts included in the composite, GE Asset Management's management of the Income Fund is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the private accounts. In addition, the Fund generally experiences cash flows that are different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.

GE Asset Management composite results represent the performance of the Accounts, net of the annual rate of total operating expenses of the Income Fund; the composite results do not represent the performance of the Income Fund, and should not be considered an indication of future performance of the Fund.


--------------------------------------------------------------------------------
Calendar Year Total Returns

                                   [BAR CHART]

                                                           Lehman Brothers
                  Composite(2)     Income Fund(3)       Aggregate Bond Index
                  ------------     --------------       --------------------
1992(1)                8%                                         9%
1993                   9%                                        10%
1994                  -3%                                        -3%
1995                  18%                                        18%
1996                   4%                                         4%
1997                  10%                                        10%
1998                   8%                8%                       9%
1999                  -1%               -1%                      -1%
2000                  11%               11%                      12%

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of December 31, 2000

                    Composite--        Composite--                          Lehman Brothers
Period          Investment Class(4)  Service Class(2)   Income Fund(3)   Aggregate Bond Index
                -------------------  ----------------   --------------   --------------------
1 Year               10.96%              10.68%            11.29%              11.63%
3 Years               5.92%               5.65%             6.02%               6.36%
5 Years               6.25%               5.99%               --%               6.46%
Since 4/1/92          7.30%               7.04%               --%               7.47%


(1)   Represents performance from 4/1/92 through 12/31/92.

(2) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Service Class shares.


(3) Represents the performance of Income Fund - Investment Class shares. As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns. The Fund's Investment Class commenced operations 11/21/97. Fund performance information is shown in the Calendar Year Total Returns Chart from January 1st of the year following its inception. The Fund performance information is net of applicable fees and other expenses. As with all mutual funds, past performance is not an indication of future performance.

(4) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Investment Class shares.

Note A. The composite performance results shown reflect the deduction of the annual rate of total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not, calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $12.9 billion. The composite performance is compared to the performance of the Lehman Brothers Aggregate Bond Index, which is a composite of short-, medium- and long-term bond performance and is widely recognized as a barometer of the bond market in general. The information provided above for the composite and the Index reflects the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

------------------------
66  GE Institutional
    Funds Prospectus
    About the Investment
    Adviser


--------------------------------------------------------------------------------
Prior Performance Information of GE Asset Management Incorporated

(Investment Adviser to the Strategic Investment Fund)

The bar chart and table opposite illustrate the performance of a composite of certain mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the Strategic Investment Fund. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

GE Asset Management composite results represent the performance of the Accounts, net of the annual rate of total operating expenses of the Strategic Investment Fund; the composite results do not represent the performance of the Strategic Investment Fund, and should not be considered an indication of future performance of the Fund.


--------------------------------------------------------------------------------
Calendar Year Total Returns

                                   [BAR CHART]

                                          Strategic
                     Composite(2)     Investment Fund(3)    Composite Index(4)
                     ------------     ------------------    ------------------
1992(1)                  12%                                        10%
1993                      9%                                        10%
1994                     -1%                                         0%
1995                     27%                                        30%
1996                     14%                                        15%
1997                     18%                                        24%
1998                     17%                                        21%
1999                     13%                                        12%
2000                      5%                  5%                    -1%

--------------------------------------------------------------------------------
Average Annual Total Return
(as of December 31, 2000)

                                                         Strategic               Lehman Brothers
                   Composite--          Composite--      Investment    S&P 500      Aggregate
Period         Investment Class(5)   Service Class(3)     Fund(3)       Index       Bond Index
               -------------------   ----------------    ----------    -------   ---------------
1 Year               5.15%                4.89%           5.12%         -9.17%        11.63%
3 Years             11.82%               11.55%             --%         12.27%         6.36%
5 Years             13.61%               13.33%             --%         18.35%         6.46%
Since 4/1/92        13.05%               12.77%             --%         17.30%         7.47%


(1) Represents performance from 4/1/92 through 12/31/92.

(2) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Service Class shares.


(3) Represents the performance of the Strategic Investment Fund - Investment Class Shares. As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns. The Fund's Investment Class commenced operations 10/31/99. Fund performance information is shown in the Calendar Year Total Returns Chart from January 1st of the year following its inception. The Fund performance information is net of applicable fees and other expenses. As with all mutual funds, past performance is not an indication of future performance.


(4) The Composite Index return is a blended return composed of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.

(5) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Investment Class shares.



Note A. The composite performance results shown reflect the deduction of the annual rate of total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not, calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $573.1 million. The composite performance is compared to the performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, S&P 500 Index is a composite of the price and dividend performace of 500 widely held U.S. stocks recognized by many investors to be representative of the stock market in general. Lehman Brothers Aggregate Bond Index is a composite of short-, medium- and long-term bond performance and is widely recognized as a barometer of the bond market in general. The information provided above for the composite and the Index reflects the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              67


--------------------------------------------------------------------------------
Prior Performance Information of GE Asset Management Incorporated

(Investment Adviser to the Money Market Fund)

The bar chart and table opposite illustrate the performance of a composite of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the Money Market Fund. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the private accounts included in the composite, GE Asset Management's management of the Money Market Fund is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the private accounts. In addition, the Fund generally experiences cash flows that are different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.

GE Asset Management composite results represent the performance of the Accounts, net of the annual rate of total operating expenses of the Money Market Fund; the composite results do not represent the performance of the Money Market Fund, and should not be considered an indication of future performance of the Fund.


--------------------------------------------------------------------------------
Calendar Year Total Returns

                                   [BAR CHART]

                   Composite(2)     Money Market Fund(3)   90-day Treasury Bill
                   ------------     --------------------   ---------------------
1992(1)                 2%                                          3%
1993                    3%                                          3%
1994                    4%                                          4%
1995                    6%                                          6%
1996                    5%                                          5%
1997                    5%                                          5%
1998                    5%                    5%                    5%
1999                    5%                    5%                    5%
2000                    6%                    6%                    6%

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of December 31, 2000)

                   Composite--           Composite--           Money            90-day
Period         Investment Class(4)    Service Class(2)     Market Fund(3)    Treasury Bill
               -------------------    ----------------     --------------    -------------
1 Year               6.28%                 6.02%              6.28%             6.04%
3 Years              5.55%                 5.29%              5.56%             5.23%
5 Years              5.48%                 5.22%                --%             5.20%
Since 4/1/92         4.91%                 4.65%                --%             4.76%


(1)   Represents performance from 4/1/92 through 12/31/92.

(2) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Service Class shares.


(3) Represents the performance of Money Market Fund - Investment Class shares. Service Class shares have do not have annual returns for a full calendar year and therefore performance information is not shown. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns. The Fund's Investment Class commenced operations 12/2/97. Fund performance information is shown in the Calendar Year Total Returns Chart from January 1st of the year following its inception. The Fund performance information is net of applicable fees and other expenses. As with all mutual funds, past performance is not an indication of future performance. Although the Money Market Fund attempts to maintain a stable $1.00 per share value, there is no guarantee it will be able to do so. It is possible to lose money investing in the Money Market Fund. Shares of the Money Market Fund are not FDIC insured.

(4) The composite performance results shown reflect the deduction of the annual rate of total operating expenses of the Fund - Investment Class shares.


Note A. The composite performance results shown reflect the deduction of the annual rate of total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not, calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $2.6 billion. The composite performance is compared to the performance of the 90-day Treasury Bill which is the average return on three month U.S. Treasury Bills. The information provided above for the composite, the Fund and the Index reflects the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

------------------------------------------
68  GE Institutional         How To Invest
    Funds Prospectus


--------------------------------------------------------------------------------
Investment Choices


The GE Institutional Funds are designed primarily for institutional investors, such as corporations, foundations, endowments and trusts that manage various types of employee benefit plans as well as charitable, religious and educational institutions. The Funds offer two classes of shares - Investment Class and Service Class.

The Service Class and the Investment Class are identical except that the Service Class shares bear a 0.25% shareholder servicing and distribution fee under a plan adopted pursuant to Rule 12b-1 ("12b-1 fee"), which requires fees be paid out of the assets of the class. The 12b-1 fee is intended to pay for the cost of promoting the Service Class shares and servicing your shareholder account.



Opening an Account

Investors must open an account before purchasing Fund shares. Investors may open an account by submitting an account application to the Distributor, the transfer agent or a broker-dealer, financial institution or investment adviser that has entered into a sales agreement with the Distributor ("Authorized Firms").


Investors may obtain an account application by calling the Funds at (800) 493-3042 or by writing to the Funds at:

GE Institutional Funds
P.O. Box 120065
Stamford, CT 06912-0065

For overnight package delivery, send to:

GE Institutional Funds
c/o National Financial Data Services Inc.
330 West 9th Street
Kansas City, MO 64105

How to Buy Shares

Once an account has been opened, an investor may purchase Fund shares from the Distributor or through an Authorized Firm. The Authorized Firm will be responsible for transmitting the investor's order to the transfer agent. Investors should contact their Authorized Firm for instructions.

Investors also may purchase Service Class shares directly from the transfer agent by wiring federal funds to: State Street Bank and Trust company (ABA #0110-0002-8) For: GE Institutional Funds - [Name of Fund] Account of:
[Investor's name, address, and account number].

Requests received in good order will be executed at the net asset value next calculated after receipt of an investment or transaction instructions. Purchase and redemption orders are executed only on days when the NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              69


--------------------------------------------------------------------------------
Eligible Investors

The Distributor offers Fund shares to certain investors that meet the eligibility requirements described below.


The GE Institutional Funds are designed for institutional investors. Typical institutional investors may include banks, insurance companies, broker-dealers, investment advisers, trusts that fund qualified pension and profit-sharing plans (Section 401 of the Code), trusts that fund government employer non-qualified deferred compensation obligations (Section 457 of the Code) ("457 Plans"), trusts that fund charitable, religious and educational institutions (Section 501(c)(9) of the Code), non-government employers seeking to fund non-qualified deferred compensation obligations, and investment companies that are not affiliated persons of GE Institutional Funds (or affiliated persons of such persons).


GE Institutional Funds expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds) but that these shareholders will invest substantial amounts in a Fund.


--------------------------------------------------------------------------------
Eligibility Requirements

Investment Only Defined Contribution Plan Investors: An investment only defined contribution plan may invest in the GE Institutional Funds if such investor has at least $50 million of plan assets at the time of initial investment. There is no minimum investment for subsequent purchases.

An investment only defined contribution plan is a defined contribution plan that does not receive recordkeeping and administration services from State Street Bank and Trust Company (SSB) through SSB's alliance relationship with GE Retirement Services, Inc. (GERS).


An investment only defined contribution plan generally must individually meet the eligibility requirements and will not be considered a related investor of any other investor in the GE Institutional Funds.

All Other Investors: The minimum initial investment in each Fund is $5 million for each investor or group of related investors. There is no minimum investment requirement for subsequent purchases.

The minimum investment requirement is waived for each investor or group of related investors if such person or group has (or will have) invested at least $25 million at the time of initial investment in one or more investment portfolios or accounts that are advised by GE Asset Management.


Full-service defined contribution plans are not eligible to invest in the GE Institutional Funds. A full-service defined contribution plan is a defined contribution plan that receives recordkeeping and administration services from SSB through SSB's alliance relationship with GERS.


Related Investors: Related investors are investors that are affiliated persons of each other within the meaning of the 1940 Act.

Common trust funds and collective trust funds of the same bank (or of affiliated banks) are considered related investors of each other and their bank(s). Likewise, separate accounts of the same insurance company (or of affiliated insurance companies) are related investors of each other and their insurance company or companies and clients whose assets are managed on a discretionary basis by the same bank, insurance company, investment adviser or broker-dealer are related investors of their manager. The Distributor also may treat institutional clients of a financial intermediary as related investors of the intermediary where Fund shares are held by that intermediary in an omnibus account for its clients.


Purchases In-Kind: Investors may purchase shares in amounts of $5 million or more with either cash or investment securities acceptable to the appropriate Fund. The Funds' Distributor will inform investors of the securities acceptable to the Fund. The securities will be accepted by the Fund at their market value in return for Fund shares of equal value. The Funds reserve the right to require the Distributor to suspend the offering of


--------------------------------------------------------------------------------

--------------------
70  GE Institutional
    Funds Prospectus
    How To Invest


--------------------------------------------------------------------------------

shares of the Emerging Markets Fund or International Equity Fund for cash in amounts greater than $5 million and of the other non-money market Funds in amounts above $10 million.


An investor may redeem all or a portion of the shares on any day that the Fund is open for business. Redemption requests received in good order on that day will be effected at the net asset value next determined after the close of regular trading on the NYSE. Redemption requests received in proper form after the close of business of the NYSE will be effected at the net asset value as next determined. Investors must specify the class of shares to be redeemed if they hold both Service Class and Investment Class shares of a Fund.


How to Redeem Shares

If You Invested With an Investment Professional: Shares purchased with the assistance of an investment professional may be redeemed either by the investment professional or the shareholder of record. Please see your account statement for the telephone number of your investment professional. Or call Shareholder Services directly at (800) 493-3042.

Redemptions by Mail

If an investor is the shareholder of record, it may redeem shares by written redemption request. Your written request should:
o state the Fund to be redeemed, share class, number of shares or specific dollar amount
o state your account number
o be signed by an authorized person exactly as registered
o contain a signature guarantee for redemptions of more than $50,000 that are:

1. mailed to a different address from that on record

2. paid to someone other than the shareholder of record

3. to be wired to a financial institution or

4. to be mailed to an address that was changed within the past 30 days

Mail your request to the appropriate address:

GE Institutional Funds
P.O. Box 120065
Stamford, CT 06912-0065

For overnight package delivery, send to:

GE Institutional Funds
c/o National Financial Data Services Inc.
330 West 9th Street
Kansas City, MO 64105

Redemptions in Kind

Large redemptions that exceed $250,000 or 1% of a Fund's assets may be considered detrimental to the Fund's existing shareholders. Therefore, the Fund may require that you take a "distribution in kind" upon redemption and may give you portfolio securities instead of cash proceeds. Such Fund portfolio securities will have to be sold through a broker and you may incur transaction costs when you sell them. The Funds will redeem shares in kind at your request.

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              71


--------------------------------------------------------------------------------
How to Exchange Shares

You may exchange shares of one GE Institutional Fund for the same class of another GE Institutional Fund or for a different class of the same or another GE Institutional Fund. Exchanges are permitted provided that the acquired Fund is an investment option available to the investor requesting the exchange and the investor meets the minimum investment requirement. The Funds may terminate the exchange privilege upon 60 days written notice to shareholders.

An exchange for the same class of another GE Institutional Fund is a sale and purchase of shares for tax purposes. You may have a taxable gain or loss when you exchange your shares. You may exchange shares by writing the Funds at the appropriate address listed above.

--------------------------------------------------------------------------------
Signature Guarantees


All signature guarantees must be executed by a commercial bank, trust company, broker/dealer, credit union, national securities exchange or registered association, clearing agency or savings association. The Funds may require additional information for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until GE Institutional Funds has received all information typically required to assure the security of a particular account.


Distribution and Shareholder Service Fees

12 b-1 Plan


GE Institutional Funds has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Under the Plan, GE Institutional Funds will pay GE Investment Distributors, Inc., (Distributor) with respect to the Service Class shares of a Fund, fees for shareholder and distribution services provided to that class of shares at an annual rate of .25% of the value of the average daily net assets of such Fund attributable to the Service Class shares. Fees to be paid with respect to the Funds under the Plan will be calculated daily and paid monthly. The annual fees payable with respect to the Service Class shares of a Fund are intended to compensate the Distributor or enable the Distributor to compensate other persons ("Service Providers"), for providing ongoing service and/or maintenance of the accounts of shareholders of the Fund and to compensate the Distributor or enable the Distributor to compensate Service Providers, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund. Because these fees are paid out of a Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Special Compensation Arrangements


GE Asset Management or its affilitates may pay, out of its own resources, financial services firms that sell Investment Class shares or provide shareholder services. GE Asset Management or its affiliates may also pay, out of its own resources, extra compensation to financial services firms that sell Service Class shares or provide shareholder services.


--------------------------------------------------------------------------------

------------------------------------------------------
72                           Dividends, Capital Gains
                             and Other Tax Information


--------------------------------------------------------------------------------

Most GE Institutional Funds pay dividends from net investment income and from net capital gains once each year. Dividends and capital gain distributions will be automatically reinvested in your account. There are no fees or charges to reinvest dividends.

The Funds are subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and net capital gains more frequently.

As a result of the different service fees applicable to the Funds' classes, dividends and distributions for each class will differ.

--------------------------------------------------------------------------------
Fund                                   Distribution Schedule
--------------------------------------------------------------------------------

U.S. Equity Fund                       o Dividends are typically declared and
                                         paid annually.
S&P 500 Index Fund
                                       o Short-term and long-term capital gains,
Value Equity Fund                        if any, are typically declared and paid
                                         annually.
Mid-Cap Growth Fund

Mid-Cap Value Equity Fund

Small-Cap Value Equity Fund

International Equity Fund

Europe Equity Fund

Emerging Markets Fund

Premier Equity Fund

Premier Research Equity Fund

Premier International Equity Fund

Strategic Investment Fund

--------------------------------------------------------------------------------

Income Fund                            o Dividends are declared daily and paid
                                         monthly.
Money Market Fund
                                       o Short-term and long-term capital gains,
                                         if any, are typically declared and paid
                                         annually.

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              73


--------------------------------------------------------------------------------
Taxes

Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

Except for investments in tax-deferred accounts, you generally will owe taxes on amounts distributed to you. Dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains are taxed at the long-term capital gains rate. Distributions generally will be taxed in the same manner whether they are received in cash or reinvested.

In addition, if you sell or redeem Fund shares, you generally will realize a capital gain or loss, which will be long-term or short-term, depending upon how long you held those shares. If you exchange shares for the same class of another GE Institutional Fund, the exchange will be treated as a sale and purchase of shares for tax purposes.

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 31% of Fund distributions.

--------------------------------------------------------------------------------

------------------------------------------------------
74  GE Institutional           Calculating Share Value
    Funds Prospectus


--------------------------------------------------------------------------------

Fund shares are sold at net asset value (NAV). The NAV of each share class is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV per share class for Funds (other than the Money Market Fund) is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class' outstanding shares.


A Fund's portfolio securities are valued most often on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services. Municipal bond valuations are based on prices supplied by a qualified municipal pricing service. The prices are composed of the average of the bid and ask prices on the secondary market. All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less are valued on the basis of amortized cost. A Fund's written or purchased options are valued at the last sales price of the day. If no sales occurred, the options are valued at the last traded bid price. The value of the portfolio securities held by each Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


If quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of the security's primary market, the security may be valued using procedures approved by a Fund's Board of Trustees that they believe accurately reflects "fair value." A security's value may differ depending on the valuation procedure used to determine its value."

--------------------------------------------------------------------------------

                                      ------------------------------------------
                                      Financial             GE Institutional  75
                                      Highlights            Funds Prospectus


--------------------------------------------------------------------------------

The financial highlights tables that follow are intended to help you understand a Fund's financial performance for the fiscal years ended September 30, unless otherwise noted. Certain information reflects financial results for a single Fund Investment Class share.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Fund's Annual Report, which is available upon request.

U.S. Equity Fund


---------------------------------------------------------------------------------------------------------
Years ended September 30                                             9/30/00      9/30/99        9/30/98*
---------------------------------------------------------------------------------------------------------
Inception date                                                            --           --        11/25/97
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $13.19       $10.62         $10.00
---------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                         0.10         0.11           0.11
---------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)     1.53         2.84           0.52
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          1.63         2.95           0.63
---------------------------------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                               0.09         0.13           0.01
---------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                   0.83         0.25             --
---------------------------------------------------------------------------------------------------------
Total Distributions                                                     0.92         0.38           0.01
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $13.90       $13.19         $10.62
---------------------------------------------------------------------------------------------------------

Total Return (a)                                                       12.70%       28.27%          6.28%
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                         $269,728     $160,980       $114,553
---------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**        0.90%        0.92%          1.21%
---------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                        0.38%        0.41%          0.42%
---------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                48%          45%            29%
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------
76  GE Institutional
    Funds Prospectus


Financial Highlights

--------------------------------------------------------------------------------
S&P 500 Index Fund


---------------------------------------------------------------------------------------------------------
Years ended September 30                                             9/30/00      9/30/99        9/30/98*
---------------------------------------------------------------------------------------------------------
Inception date                                                            --           --        11/25/97
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $13.74       $10.85         $10.00
---------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                         0.15         0.18           0.14
---------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)     1.73         2.88           0.72
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          1.88         3.06           0.86
---------------------------------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                               0.18         0.17           0.01
---------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                   0.27           --             --
---------------------------------------------------------------------------------------------------------
   Return of Capital                                                    0.00(c)        --             --
---------------------------------------------------------------------------------------------------------
Total Distributions                                                     0.45         0.17           0.01
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $15.17       $13.74         $10.85
---------------------------------------------------------------------------------------------------------

Total Return (a)                                                       13.83%       28.41%          8.63%
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                         $131,458      $26,359        $20,186
---------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**        1.14%        1.35%          1.57%
---------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                        0.15%        0.15%          0.15%
---------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                44%           7%             1%
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Value Equity Fund



--------------------------------------------------------------------------------
Years ended September 30                                               9/30/00**
--------------------------------------------------------------------------------
Inception date                                                          2/2/00
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                           0.04
--------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)       0.35
--------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                            0.39
--------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                                   --
--------------------------------------------------------------------------------
   Distributions (from capital gains)                                       --
--------------------------------------------------------------------------------
Total Distributions                                                         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.39
--------------------------------------------------------------------------------

Total Return (a)                                                          3.90%
--------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                            $105,754
--------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**           1.14%
--------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                           0.47%
--------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                   26%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              77


--------------------------------------------------------------------------------
Mid-Cap Growth Fund


---------------------------------------------------------------------------------------------------------
Years ended September 30                                             9/30/00      9/30/99        9/30/98*
---------------------------------------------------------------------------------------------------------
Inception date                                                            --           --        11/25/97
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.16        $8.87         $10.00
---------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                         0.10         0.05           0.04
---------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)     3.34         1.29          (1.16)
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          3.44         1.34          (1.12)
---------------------------------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                               0.06         0.05           0.01
---------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                     --           --             --
---------------------------------------------------------------------------------------------------------
Total Distributions                                                     0.06         0.05           0.01
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $13.54       $10.16          $8.87
---------------------------------------------------------------------------------------------------------

Total Return (a)                                                       33.97%       15.19%        (11.25)%
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                          $21,420      $15,313        $13,208
---------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**        0.84%        0.53%          0.53%
---------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                        0.55%        0.55%          0.55%
---------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                48%          52%            14%
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund


-------------------------------------------------------------------------------------------
Years ended September 30                                             9/30/00     9/30/99***
-------------------------------------------------------------------------------------------
Inception date                                                            --      12/31/98
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $9.91       $10.00
-------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                         0.10         0.08
-------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)     0.92        (0.17)
-------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          1.02        (0.09)
-------------------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                               0.11           --
-------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                     --           --
-------------------------------------------------------------------------------------------
Total Distributions                                                     0.11           --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.82        $9.91
-------------------------------------------------------------------------------------------

Total Return (a)                                                       10.36%       (0.90)%
-------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                          $13,235      $10,182
-------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**        1.05%        1.00%
-------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                        0.65%        0.65%
-------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                39%          18%
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------
78  GE Institutional
    Funds Prospectus


Financial Highlights

--------------------------------------------------------------------------------
Small-Cap Value Equity Fund


---------------------------------------------------------------------------------------------------------
Years ended September 30                                             9/30/00      9/30/99        9/30/98*
---------------------------------------------------------------------------------------------------------
Inception date                                                            --           --         8/3/98
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.12        $8.91         $10.00
---------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                         0.03         0.01           0.02
---------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)     2.80         1.23          (1.11)
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          2.83         1.24          (1.09)
---------------------------------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                               0.02         0.03             --
---------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                   0.30           --             --
---------------------------------------------------------------------------------------------------------
Total Distributions                                                     0.32         0.03             --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $12.63       $10.12          $8.91
---------------------------------------------------------------------------------------------------------

Total Return (a)                                                       28.51%       13.98%        (10.90)%
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                          $19,103      $10,287         $9,056
---------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**        0.30%        0.13%          1.68%
---------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                        0.70%        0.70%          0.70%
---------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                               231%         216%            19%
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
International Equity Fund


---------------------------------------------------------------------------------------------------------
Years ended September 30                                             9/30/00      9/30/99        9/30/98*
---------------------------------------------------------------------------------------------------------
Inception date                                                            --           --        11/25/97
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $12.49       $10.06         $10.00
---------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                         0.13         0.09           0.14(b)
---------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)     1.33         2.81          (0.07)(b)
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          1.46         2.90           0.07
---------------------------------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                               0.08         0.12           0.01
---------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                   0.41         0.35             --
---------------------------------------------------------------------------------------------------------
Total Distributions                                                     0.49         0.47           0.01
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $13.46       $12.49         $10.06
---------------------------------------------------------------------------------------------------------

Total Return (a)                                                       11.62%       29.50%          0.66%
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                         $394,852     $197,974       $114,414
---------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**        1.16%        0.99%          1.72%
---------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                        0.58%        0.62%          0.64%
---------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                59%          50%            53%
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              79


--------------------------------------------------------------------------------
Europe Equity Fund


--------------------------------------------------------------------------------------------
Years ended September 30                                             9/30/00      9/30/99***
--------------------------------------------------------------------------------------------
Inception date                                                            --       1/29/99
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $9.97%      $10.00
--------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                         0.12         0.11
--------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)     2.84        (0.14)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          2.96        (0.03)
--------------------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                               0.10           --
--------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                     --           --
--------------------------------------------------------------------------------------------
Total Distributions                                                     0.10           --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $12.83        $9.97
--------------------------------------------------------------------------------------------

Total Return (a)                                                       29.76%       (0.30)%
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                          $13,324      $10,080
--------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**        0.88%        1.78%
--------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                        0.75%        0.75%
--------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                74%          49%
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Emerging Markets Fund


---------------------------------------------------------------------------------------------------------
Years ended September 30                                             9/30/00      9/30/99        9/30/98*
---------------------------------------------------------------------------------------------------------
Inception date                                                            --           --        11/25/97
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $11.47        $6.78         $10.00
---------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                        (0.02)        0.01           0.07
---------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)     1.91         4.70          (3.26)
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          1.89         4.71          (3.19)
---------------------------------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                               0.01         0.01           0.03
---------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                     --           --             --
---------------------------------------------------------------------------------------------------------
   Return of Capital                                                      --         0.01             --
---------------------------------------------------------------------------------------------------------
Total Distributions                                                     0.01         0.02           0.03
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $13.35       $11.47          $6.78
---------------------------------------------------------------------------------------------------------

Total Return (a)                                                       16.56%       69.62%        (31.96)%
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                          $11,989       $8,592         $5,063
---------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**       (0.14)%       0.12%          0.82%
---------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                        1.05%        1.05%          1.05%
---------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                58%          79%            77%
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------
80  GE Institutional
    Funds Prospectus


Financial Highlights

--------------------------------------------------------------------------------
Premier Growth Equity Fund


--------------------------------------------------------------------------------
Years ended September 30                                               9/30/00**
--------------------------------------------------------------------------------
Inception date                                                          10/29/99
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $10.00
--------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                            0.03
--------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)        1.43
--------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                             1.46
--------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                                  0.01
--------------------------------------------------------------------------------
   Distributions (from capital gains)                                        --
--------------------------------------------------------------------------------
Total Distributions                                                        0.01
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $11.45
--------------------------------------------------------------------------------

Total Return (a)                                                          14.62%
--------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                             $47,926
--------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**           0.29%
--------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                           0.52%
--------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                   18%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Premier Research Equity Fund


--------------------------------------------------------------------------------
Years ended September 30                                               9/30/00**
--------------------------------------------------------------------------------
Inception date                                                          4/28/00
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                           0.03
--------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)      (0.11)
--------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                           (0.08)
--------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                                   --
--------------------------------------------------------------------------------
   Distributions (from capital gains)                                       --
--------------------------------------------------------------------------------
Total Distributions                                                         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $9.92
--------------------------------------------------------------------------------

Total Return (a)                                                         (0.80)%
--------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                             $9,931
--------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**          0.65%
--------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                          0.55%
--------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                  25%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              81


--------------------------------------------------------------------------------
Premier International Equity Fund


--------------------------------------------------------------------------------
Years ended September 30                                               9/30/00**
--------------------------------------------------------------------------------
Inception date                                                         4/28/00
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                          0.07
--------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)     (1.38)
--------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          (1.31)
--------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                                  --
--------------------------------------------------------------------------------
   Distributions (from capital gains)                                      --
--------------------------------------------------------------------------------
Total Distributions                                                        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $8.69
--------------------------------------------------------------------------------

Total Return (a)                                                       (13.10)%
--------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                            $8,712
--------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**         1.74%
--------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                         0.75%
--------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                 29%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Income Fund


---------------------------------------------------------------------------------------------------------
Years ended September 30                                             9/30/00      9/30/99        9/30/98*
---------------------------------------------------------------------------------------------------------
Inception date                                                            --           --        11/21/97
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $9.57       $10.39         $10.00
---------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                         0.62         0.55           0.51
---------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)    (0.02)(b)    (0.62)          0.39
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          0.60        (0.07)          0.90
---------------------------------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                               0.62         0.57           0.51
---------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                     --         0.18             --
---------------------------------------------------------------------------------------------------------
Total Distributions                                                     0.62         0.75           0.51
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $9.55        $9.57         $10.39
---------------------------------------------------------------------------------------------------------

Total Return (a)                                                        6.61%       (0.72)%         9.21%
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                         $210,540      $95,381        $71,444
---------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**        6.65%        5.80%          5.81%
---------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                        0.26%        0.30%          0.31%
---------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                               234%         227%           323%
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------
82  GE Institutional
    Funds Prospectus


Financial Highlights

--------------------------------------------------------------------------------
Strategic Investment Fund


--------------------------------------------------------------------------------
Years ended September 30                                               9/30/00**
--------------------------------------------------------------------------------
Inception date                                                         10/29/99
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                           0.25
--------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)       0.77
--------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                            1.02
--------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                                 0.05
--------------------------------------------------------------------------------
   Distributions (from capital gains)                                       --
--------------------------------------------------------------------------------
Total Distributions                                                       0.05
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.97
--------------------------------------------------------------------------------

Total Return (a)                                                         10.24%
--------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                             $7,644
--------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**          2.56%
--------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                          0.45%
--------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                  65%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Money Market Fund


----------------------------------------------------------------------------------------------------------
Years ended September 30                                             9/30/00       9/30/99        9/30/98*
----------------------------------------------------------------------------------------------------------
Inception date                                                            --           --         12/2/97
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $1.00        $1.00          $1.00
----------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                         0.06         0.05           0.04
----------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)       --           --             --
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                          0.06         0.05           0.04
----------------------------------------------------------------------------------------------------------
Less Distributions:
   Dividends (from net investment income)                               0.06         0.05           0.04
----------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                     --           --             --
----------------------------------------------------------------------------------------------------------
Total Distributions                                                     0.06         0.05           0.04
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $1.00        $1.00          $1.00
----------------------------------------------------------------------------------------------------------

Total Return (a)                                                       6.02%         4.92%          4.53%
----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                          $6,793        $5,736         $7,012
----------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**       5.95%         4.81%          5.33%
----------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                       0.25%         0.25%          0.25%
----------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                              N/A           N/A            N/A
----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                                    ------------
                                                                              83


--------------------------------------------------------------------------------
Notes to Financial Highlights

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains. Periods less than one year are not annualized.

(b) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in Statement of Changes.
(c)   Less than $0.01 per share.

*     Information is for the period from Inception date through September 30,
      1998.
**    Annualized for periods less than one year.
*** Information is for the period from Inception date through September 30, 1999.

--------------------------------------------------------------------------------

-----------------------------------------------------------
GE Institutional Funds                        International
International Equity Fund Prospectus          Equity Fund


--------------------------------------------------------------------------------
If you wish to know more

You will find additional information about the International Equity Fund in the following documents:

Annual/Semi-Annual Reports to Shareholders: These reports detail the Fund's actual investments as of the report date. Reports usually include performance numbers, a discussion of market conditions and investment strategies that affected Fund performance during the Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI contains additional information about the Fund and its investment strategies and policies and is incorporated by reference (legally considered part of the prospectus). The SAI is on file with the Securities and Exchange Commission (SEC).

You may visit the SEC's Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Institutional Funds. Also, you can obtain copies of this information, after paying a duplicating fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Fund, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

--------------------------------------------------------------------------------
GE Institutional Funds

You may obtain a free copy of the SAI or the Fund's annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.
P.O. Box 7900
3003 Summer Street
Stamford, CT 06904

Telephone 1-800-493-3042

Website http://www.ge.com/mutualfunds

--------------------------------------------------------------------------------
Investment Adviser

GE Asset Management Incorporated
P.O. Box 7900
3003 Summer Street
Stamford, CT 06904

--------------------------------------------------------------------------------
Transfer Agent and Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

--------------------------------------------------------------------------------
Distributor

GE Investment Distributors, Inc.
777 Long Ridge Road, Building B
Stamford, CT 06927

                 Investment Company Act file number: 811-08257
--------------------------------------------------------------------------------
GE-INSTPRO-1

                                                       -------------------------
                                                       GE Institutional Funds
                                                       International Equity Fund

Prospectus


January 29, 2001


--------------------------------------------------------------------------------
Like all mutual funds, the Fund's shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[GE LOGO] We bring good things to life.

                                       -----------------------------------------
                                       Contents

--------------------------------------------------------------------------------
GE Institutional Funds
International Equity Fund Prospectus

                                       International Equity Fund               2
                                       -----------------------------------------
                                       The Strategy                            2
                                       -----------------------------------------
                                       The Risks                               2
                                       -----------------------------------------
                                       Fund Performance                        3
                                       -----------------------------------------

                                       Fund Expenses                           4
                                       -----------------------------------------

                                       More on Strategies and Risks            6
                                       -----------------------------------------
                                       Important Definitions                   6
                                       -----------------------------------------
                                       More on Investment Strategies           8
                                       -----------------------------------------
                                       More on Risks                           9
                                       -----------------------------------------
                                       Other Risk Considerations              11
                                       -----------------------------------------

                                       About the Investment Adviser           12
                                       -----------------------------------------
                                       Investment Adviser and Administrator   12
                                       -----------------------------------------
                                       About the Fund's Portfolio Manager     12
                                       -----------------------------------------

                                       How to Invest                          13
                                       -----------------------------------------

                                       Dividends, Capital Gains and Other
                                         Tax Information                      14
                                       -----------------------------------------

                                       Calculating Share Value                15
                                       -----------------------------------------

                                       Appendix: Financial Highlights         16
                                       -----------------------------------------


Additional information regarding the International Equity Fund is contained in the Statement of Additional Information for GE Institutional Funds dated January 29, 2001, which is incorporated by reference into (legally forms a part of) this Prospectus.


--------------------------------------------------------------------------------

----------------------------------------------------------
2  GE Institutional Funds --                 International
   International Equity Fund Prospectus      Equity Fund


--------------------------------------------------------------------------------
Investment Objective: Long-term growth of capital.

The Strategy

The International Equity Fund invests primarily in equity securities of companies located in developed and developing countries other than the United States. Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, rights and warrants. Stocks represent an ownership interest in a corporation.

The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

o low prices relative to their long-term cash earnings potential

o potential for significant improvement in the company's business

o financial strength

o sufficient liquidity

The Fund also may invest to a lesser extent in debt securities. The Fund also may invest in securities of companies located in the United States. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in the Fund are stock market risk, foreign exposure risk, style risk (growth investing risk) and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the Fund is subject to interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------

                                                                    ------------
                                                                               3


--------------------------------------------------------------------------------
Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 21.83% for the quarter ended December 31, 1999. The Fund's lowest return for a quarter was -17.74% for the quarter ended September 30, 1998.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International Europe Australasia Far East Index (MSCI EAFE Index). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

--------------------------------------------------------------------------------
Calendar Year Total Returns
Investment Class Shares


   [The following table was depicted as a bar chart in the printed material.]


1998                17%

1999                32%

2000               -11%

--------------------------------------------------------------------------------

Average Annual Total Returns
(as of December 31, 2000)


                                                                        Since
                                                      1 Year          Inception*
                                                      ------          ----------

International Equity Fund
  Investment Class                                   -11.49%            11.61%
MSCI EAFE Index                                      -14.16%             9.39%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.


* Inception date (commencement of operations) of the Fund: November 25, 1997; MSCI EAFE Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

--------------------------------------------------------------------------------

----------------------------------------------------------
4  GE Institutional Funds                    Fund Expenses
   International Equity Fund Prospectus


--------------------------------------------------------------------------------
Shareholder Transaction Expenses

The Fund imposes no sales charge (load) on purchases or reinvested dividends, contingent deferred sales charge, redemption fee or exchange fee.

This following table shows what it would cost you to invest in Investment Class shares of the Fund. Annual fund operating expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)

                                                                   International
                                                                    Equity Fund
--------------------------------------------------------------------------------

Management Fees*                                                        .75%

--------------------------------------------------------------------------------

Distribution and Service (12b-1) Fees                                   None
--------------------------------------------------------------------------------

Other Expenses**                                                        None
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                    .75%
--------------------------------------------------------------------------------

* The management fee shown is the maximum payable by the Fund; this fee declines incrementally as the Fund's assets increase as described under "About the Investment Adviser." The management fee is intended to be a "unitary" fee that includes all operating expenses payable by the Fund, except for fees and costs associated with the GE Institutional Funds' independent trustees, shareholder servicing and distribution fees, brokerage fees, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes). The nature of the services provided to, and the management fee paid by, the Fund are described in more detail under "About the Investment Adviser."
** "Other Expenses" include fees beyond those borne by GE Asset Management pursuant to the Fund's Advisory and Administration Agreement. These expenses include fees and costs associated with the GE Institutional Funds' independent trustees, brokerage fees, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes). This amount is less than .01%; therefore "Other Expenses" are reflected as "None."


--------------------------------------------------------------------------------

                                                                    ------------
                                                                               5


--------------------------------------------------------------------------------
The Impact of Fund Expenses

This example is intended to help you compare the cost of investing in Investment Class shares of the Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.

This example also assumes the maximum advisory and administrative fee payable by the Fund. This fee declines incrementally as the Fund's assets increase.

--------------------------------------------------------------------------------
Example                                              You would pay the following
                                               expenses on a $10,000 investment:

                                   1 Year      3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

International Equity Fund:
  Investment Class                   $77         $240         $417        $930

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------
6  GE Institutional Funds --                 More on
   International Equity Fund Prospectus      Strategies
                                             and Risks


--------------------------------------------------------------------------------
Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Fund:

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

Cash and cash equivalents are highly liquid and highly rated instruments such as commercial paper and bank deposits.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at discount and that may be converted on specified terms into the stock of the issuer.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative securities are securities whose values are based on other securities, currencies or indices, and include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities and structured securities.

Foreign securities include interests in or obligations of entities located outside of the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date. Futures are agreements to buy or sell a specific amount of a commodity, financial instrument or index at a particular price and future date. Options on Futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.


High yield securities are debt securities, preferred stock, convertible bonds and convertible preferred stock of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated, are considered by portfolio management to be of equivalent quality. High yield securities include bonds rated below investment grade, sometimes called "junk bonds," and are considered speculative by the major credit rating agencies.


--------------------------------------------------------------------------------

                                                                    ------------
                                                                               7


--------------------------------------------------------------------------------

Investment grade securities are rated Baa or better by Moody's and BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Money market securities are short-term debt securities of the U.S. government, banks and corporations. The Fund may invest in money market securities through investments in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Asset Management, which charges no advisory fee for such services.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Purchasing and writing options are permitted investment strategies for the Fund. An option is the right to buy (i.e., a "call") or sell (i.e., a "put") securities or other interests for a predetermined price on or before a fixed date. An option on a securities index represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

Restricted securities (which include Rule 144A Securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Illiquid securities may be difficult or impossible to sell when the Fund wants to sell them at a price at which the Fund values them. Certain restricted securities may be illiquid. Rule 144A Securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

--------------------------------------------------------------------------------

---------------------------------------
8  GE Institutional Funds
   International Equity Fund Prospectus
   More on
   Strategies and Risks


--------------------------------------------------------------------------------

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Various investment techniques are utilized by the Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the Fund's portfolio of investments and are not used for leverage. To the extent that the Fund employs these techniques, the Fund would be subject to derivative securities risk.

Warrants are securities that are usually issued together with a bond or preferred stock, that permits the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond normal settlement date.

More on Investment Strategies

In addition to the International Equity Fund's principal investment strategies described earlier in this Prospectus, the Fund is permitted to use other securities and investment strategies in pursuit of its investment objective. The Fund is under no obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Fund to other risks and considerations, which are discussed later in the Prospectus or in the Fund's Statement of Additional Information (SAI).

Holding Cash and Temporary Defensive Positions: Under normal circumstances, the Fund may hold cash and/or money market securities (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. The Fund may from time to time take temporary defensive positions when the portfolio managers believe that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio managers may (i) without limit hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which the Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies. The Fund may invest in money market instruments directly or indirectly through investment in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Asset Management, which charges no advisory fee to the Fund. To the extent that the Fund holds cash or invests in money market instruments, it may not achieve its investment objective.

Other Permitted Investments: The Fund is permitted to invest in the instruments, or utilize the investment strategies, described below. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Please note that percentage figures refer to the percentage of the Fund's assets that may be invested in accordance with the indicated policy.

o Borrowing (33 1/3%)

o Repurchase Agreements

o Reverse Repurchase Agreements

o Restricted and Illiquid Securities

o Purchasing and Writing Securities Options

o Purchasing and Writing Securities Index Options

o Futures and Options on Futures

o Forward Currency Transactions

o Options on Foreign Currencies

o Debt Securities (35%)

o Below Investment-Grade Debt Securities (5%)

o Foreign Securities (100%)

o When-Issued and Delayed Delivery Securities

o Lending Portfolio Securities

o Rule 144A Securities

o Debt Obligations of Supranational Agencies

o Depositary Receipts

o Securities of Other Investment Funds

o Short Sales Against the Box

--------------------------------------------------------------------------------

                                                                    ------------
                                                                               9


--------------------------------------------------------------------------------
More on Risks

Like all mutual funds, investing in the International Equity Fund involves risk factors and special considerations. The Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in the Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that the Fund will achieve its investment objective. Investing in shares of the Fund should not be considered a complete investment program. The share value of the International Equity Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- can help you manage risk and achieve the results you need to comfortably reach your financial goals.

For more information about the risks associated with the Fund, please see the SAI, which is incorporated by reference into this Prospectus.

Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore lower credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

Derivative Securities Risk: The Fund's use of various investment techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values may involve derivative securities and contracts. Derivative securities and contracts (securities and contracts whose values are based on other securities, currencies or indices) include options contracts (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, currency and interest rate swap contracts and structured securities. Derivative securities and contracts may be used as a direct investment or as a hedge for the Fund's portfolio or a portion of its portfolio. Hedging involves using a security or contract to offset investment risk. Hedging may include reducing the risk of a position held in the Fund's portfolio. Hedging and other investment techniques also may be used to increase the Fund's exposure to a particular investment strategy. If the portfolio managers' judgment of market conditions proves incorrect or the strategy does not correlate well with the Fund's investments, the use of derivatives could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase the Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, these derivatives could result in a loss if the counterparty to the transaction does not perform as promised. The Fund is not obligated to pursue any hedging strategy. In addition, hedging techniques may not be available, may be too costly to use effectively or may be unable to be used for other reasons. These investments may be considered speculative.

Emerging Markets Risk: Emerging markets securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment. Emerging markets countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments

--------------------------------------------------------------------------------

----------------------------------------
10  GE Institutional Funds
    International Equity Fund Prospectus
    More on
    Strategies and Risks


--------------------------------------------------------------------------------

illiquid and more volatile than investments in developed countries. As a result, the Fund when investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle. Less information may be available about foreign entities. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include:

o Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

o Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Fund's foreign investments.

o Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

High Yield Securities Risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and calculating the Fund's net asset value. In addition, the Fund may incur additional expenses if a holding defaults and the Fund has to seek recovery of its principal investment.

Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Illiquid Securities Risk: Illiquid securities may be difficult to resell at approximately the price they were valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all, or forego other investment opportunities, all of which may have an impact on the Fund.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Repurchase and Reverse Repurchase Agreements Risk: If the Fund enters into a repurchase agreement, it may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dis-

--------------------------------------------------------------------------------

                                                                    ------------
                                                                              11


--------------------------------------------------------------------------------

pose of the underlying securities. The value of the underlying securities might decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement. A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by the Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily in response to company activity and general economic and market conditions. Stock prices may decline in value, even during periods when equity securities in general are rising, or may not perform as well as the market in general. Additional stock market risks may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may underperform other funds that employ a different style. The Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing as well as those focusing on large, medium, or small company securities.


o Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds, such as the Fund, will typically underperform when value investing is in favor.


Other Risk Considerations


Institutional Investor Risk: Investors in the Fund may be materially affected by the actions of other large institutional investors. For example, if a large institutional investor withdraws an investment in the Fund, the Fund could diminish in size by a substantial amount causing the remaining investors to experience higher pro rata operating expenses, resulting in lower returns for such investors. The purchase or withdrawal by a large investor may result in significant portfolio trading expenses that are borne by other shareholders.

EURO Conversion: The introduction of the EURO, a new common currency in Europe, may result in uncertainties for European companies and markets. Individual issuers may suffer increased costs and decreased earnings. Market disruptions may occur that could adversely affect the value of European securities and currencies.


--------------------------------------------------------------------------------

--------------------------------------------------------
12  GE Institutional Funds                    About the
    International Equity Fund Prospectus      Investment
                                              Adviser


--------------------------------------------------------------------------------
Investment Adviser and Administrator


GE Asset Management Incorporated, located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of the Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. GE Asset Management's principal officers, directors and portfolio managers hold similar positions with General Electric Investment Corporation (GEIC), a wholly-owned subsidiary of GE. As of December 31, 2000, GE's investment advisory firms oversaw $118 billion and managed individual and institutional assets of $68 billion, of which more than $19 billion was invested in mutual funds.


For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

The Fund pays GE Asset Management a combined fee for advisory and administrative services that is accrued daily and paid monthly. The advisory and administration fee for the Fund declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or "breakpoint." The advisory and administration fee or fees for the Fund, and the relevant breakpoints, are stated in the schedule below (fees are expressed as an annual rate) up to the maximum annual fee for investment management services.

--------------------------------------------------------------------------------
About the Fund's Portfolio Manager

Ralph R. Layman is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman leads a team of portfolio managers for the International Equity Fund. He has served in that capacity since the Fund's commencement. Mr. Layman joined GE Asset Management in 1991 as Executive Vice President for International Investments.

Investment Management and Administration Fees Payable to GE Asset Management:

                               Average Daily Net Assets of Fund
Name of Fund                               Annual Rate                Percentage
--------------------------------------------------------------------------------
International Equity Fund               First $25 million                  0.75%
                                        Next $50 million                   0.65%
                                        Over $75 million                   0.55%
--------------------------------------------------------------------------------

From time to time, GE Asset Management may waive or reimburse advisory or administrative fees paid by the Fund.

--------------------------------------------------------------------------------

---------------------------------------------------------           ------------
GE Institutional Funds                      How to Invest                     13
International Equity Fund Prospectus


--------------------------------------------------------------------------------


The Fund offers two classes of shares -- Service Class and Investment Class. The GE Savings and Security Program ("S&SP") International Equity investment option invests in Investment Class shares of the International Equity Fund of the GE Institutional Funds. The S&SP purchases and redeems Investment Class shares of the International Equity Fund for its International Equity investment option at net asset value without sales or redemption charges.


Plan participants should consult the Summary Plan Description and other materials describing S&SP for information about how to invest in the S&SP's International Equity investment option.

--------------------------------------------------------------------------------

-----------------------------------------------------------
14  GE Institutional Funds                    Dividends,
    International Equity Fund Prospectus      Capital Gains
                                              and Other Tax
                                              Information


--------------------------------------------------------------------------------
Dividend and Capital Gains Distributions

The Fund typically pays dividends from net investment income and from net capital gains once each year. Dividends and capital gain distributions made by the Fund to the S&SP will be automatically reinvested in Investment Class shares of the Fund at the Fund's net asset value.

Taxes

For federal income tax purposes, the Fund is treated as a separate entity from other funds of GE Institutional Funds. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund is not subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the S&SP and other shareholders.

Since the S&SP holds shares of the Fund on behalf of Plan participants, no discussion is included herein as to the federal income tax consequences to the Plan or Plan participants. For information concerning the federal tax consequences to Plan participants, consult the Summary Plan Description and other materials describing S&SP tax matters.

--------------------------------------------------------------------------------

-------------------------------------------------------             ------------
GE Institutional Funds                      Calculating                       15
International Equity Fund Prospectus        Share Value


--------------------------------------------------------------------------------

Fund shares are sold at net asset value (NAV). The NAV of each share class is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV per Investment Class share for the International Equity Fund is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class' outstanding shares.

The Fund's portfolio securities are valued most often on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services. Short-term securities held by the Fund with remaining maturities of sixty days or less are valued on the basis of amortized cost. The Fund's written or purchased options are valued at the last sales price of the day. If no sales occurred, the options are valued at the last traded bid price. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

If quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of the security's primary market, the security may be valued using procedures approved by the Fund's Board of Trustees that they believe accurately reflects "fair value." A security's value may differ depending on the valuation procedure used to determine its value.

--------------------------------------------------------------------------------

--------------------------------------------------------
16  GE Institutional Funds                    Financial
    International Equity Fund Prospectus      Highlights
    Appendix


--------------------------------------------------------------------------------


The financial highlights table that follows is intended to help you understand the International Equity Fund's financial performance for the fiscal years ended September 30, unless otherwise noted. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


--------------------------------------------------------------------------------
International Equity Fund

-------------------------------------------------------------------------------------------------------------------
Years ended September 30                                                  9/30/00        9/30/99       9/30/98*
-------------------------------------------------------------------------------------------------------------------

Inception date                                                                 --             --       11/25/97
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $12.49         $10.06         $10.00
-------------------------------------------------------------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                              0.13           0.09           0.14(b)
-------------------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Investments (both realized and unrealized)          1.33           2.81          (0.07)(b)
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) from Investments Operations                              1.46           2.90           0.07
-------------------------------------------------------------------------------------------------------------------
Less Distributions
   Dividends (from net investment income)                                    0.08           0.12           0.01
-------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                        0.41           0.35             --
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                          0.49           0.47           0.01
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $13.46         $12.49         $10.06
-------------------------------------------------------------------------------------------------------------------

Total Return (a)                                                            11.62%         29.50%          0.66%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                              $394,852       $197,974       $114,414
-------------------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (Loss) to Average Net Assets**             1.16%          0.99%          1.72%
-------------------------------------------------------------------------------------------------------------------
   Ratio of Net Expenses to Average Net Assets**                             0.58%          0.62%          0.64%
-------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                     59%            50%            53%
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Notes to Financial Highlights

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains. Periods less than one year are not annualized.

(b) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statement of Changes in the Fund's Annual Report.

* Information is for the period from Inception date through September 30, 1998.

**    Annualized for periods less than one year.

--------------------------------------------------------------------------------

-----------------------------------------------------------
GE Institutional Funds                        International
International Equity Fund Prospectus          Equity Fund


--------------------------------------------------------------------------------
If you wish to know more

You will find additional information about the International Equity Fund in the following documents:

Annual/Semi-Annual Reports to Shareholders: These reports detail the Fund's actual investments as of the report date. Reports usually include performance numbers, a discussion of market conditions and investment strategies that affected Fund performance during the Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI contains additional information about the Fund and its investment strategies and policies and is incorporated by reference (legally considered part of the prospectus). The SAI is on file with the Securities and Exchange Commission (SEC).

You may visit the SEC's Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Institutional Funds. Also, you can obtain copies of this information, after paying a duplicating fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Fund, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

--------------------------------------------------------------------------------
GE Institutional Funds

You may obtain a free copy of the SAI or the Fund's annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.
P.O. Box 7900
3003 Summer Street
Stamford, CT 06904

Telephone 1-800-493-3042

Website http://www.ge.com/mutualfunds

--------------------------------------------------------------------------------
Investment Adviser

GE Asset Management Incorporated
P.O. Box 7900
3003 Summer Street
Stamford, CT 06904

--------------------------------------------------------------------------------
Transfer Agent and Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

--------------------------------------------------------------------------------
Distributor

GE Investment Distributors, Inc.
777 Long Ridge Road, Building B
Stamford, CT 06927

                 Investment Company Act file number: 811-08257
--------------------------------------------------------------------------------
GE INT-PRO-1

                       STATEMENT OF ADDITIONAL INFORMATION


                                January 29, 2001


GE INSTITUTIONAL FUNDS

3003 Summer Street, Stamford, Connecticut 06905
For information, call (800) 242-0134


*     U.S. Equity Fund                   *     Premier Growth Equity Fund
*     S&P 500 Index Fund                 *     Premier Research Equity Fund
*     Value Equity Fund                  *     Premier International Equity Fund
*     Mid-Cap Growth Fund                *     Income Fund
*     Mid-Cap Value Equity Fund          *     Strategic Investment Fund
*     Small-Cap Value Equity Fund        *     Money Market Fund
*     International Equity Fund          *     High Yield Fund
*     Europe Equity Fund                 *     Small-Cap Growth Equity Fund
*     Emerging Markets Fund


      This Statement of Additional Information ("SAI") supplements the information contained in the current Prospectuses of GE Institutional Funds (the "Trust") dated January 29, 2001 (the "Prospectuses"), and should be read in conjunction with the relevant Prospectus. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectuses. Copies of the Prospectuses describing each series of the Trust listed above ("Funds") may be obtained without charge by calling the Trust at the telephone number listed above.


      The Trust's financial statements for the fiscal year ended September 30, 1999, and the Auditor's Reports thereon, are incorporated herein by reference to the Trust's Annual Report dated September 30, 2000. The Annual Report may be obtained without charge by calling the Trust at the telephone number listed above.


      Information regarding the status of shareholder accounts may be obtained by calling the Trust at the telephone number listed above or by writing to the Trust at P.O. Box 120065, Stamford, CT 06912-0065. Terms that are defined in the Prospectuses shall have the same meanings in this SAI.

                                Table of Contents

                                                                            Page
                                                                            ----

INVESTMENT STRATEGIES AND RISKS................................................1


INVESTMENT RESTRICTIONS.......................................................39

MANAGEMENT OF THE TRUST.......................................................45

COMPENSATION TABLE............................................................48

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES...................................55

NET ASSET VALUE...............................................................59

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................60

THE FUNDS' PERFORMANCE........................................................63

PRINCIPAL STOCKHOLDERS........................................................69

FUND HISTORY AND ADDITIONAL INFORMATION.......................................79

FINANCIAL STATEMENTS..........................................................82


DESCRIPTION OF RATINGS.......................................................A-1

                         INVESTMENT STRATEGIES AND RISKS


      The Prospectuses discuss the investment objectives and principal investment strategies of the following diversified open-end funds: the U.S. Equity Fund, the S&P 500 Index Fund(1), the Value Equity Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Equity Fund (the "Mid-Cap Value Fund"), the Small-Cap Value Equity Fund (the "Small-Cap Value Fund"), the International Equity Fund (the "International Fund"), the Europe Equity Fund, the Emerging Markets Fund, the Premier Growth Equity Fund (the "Premier Growth Fund"), the Premier Research Equity Fund ("Premier Research Fund"), the Premier International Equity Fund ("Premier International Fund"), the Income Fund, the Strategic Investment Fund (the "Strategic Fund"), and the Money Market Fund. The High Yield Fund and the Small-Cap Growth Equity Fund (the "Small-Cap Growth Fund"), each an additional series of the Trust, are not currently being offered by the Trust.


U.S. Equity Fund

      The investment objective of the U.S. Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of U.S. companies. In pursuing its objective, the Fund, under normal conditions, will invest at least 65% of its assets in equity securities.



----------
(1) The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the investors in the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices or composition of the S&P 500 Index Fund or the timing of the issuance or sale of the shares of that Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.


      S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S&P 500 Index Fund

      The investment objective of the S&P 500 Index Fund is growth of capital and accumulation of income that corresponds to the investment return of the Standard and Poor's 500 Composite Stock Index. The Fund seeks to achieve this objective by investing in common stocks comprising that Index.

Value Equity Fund

      The investment objective of the Value Equity Fund is long-term growth of capital and future income. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with large sized market capitalizations that GE Asset Management Incorporated ("GE Asset Management") considers to be undervalued by the market. Undervalued securities are those selling for low prices given the fundamental characteristics of their issuers. During normal market conditions, the Fund invests at least 65% of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks, and warrants or rights issued by U.S. and foreign companies.

Mid-Cap Growth Fund

      The investment objective of the Mid-Cap Growth Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in the equity securities of companies with medium-sized market capitalizations ("mid-cap") that have the potential for above-average growth. The Fund, under normal market conditions, will invest at least 65% of its total assets in a portfolio of equity securities of mid-cap companies traded on U.S. securities exchanges or in the U.S. over-the-counter market.

Mid-Cap Value Equity Fund

      The investment objective of the Mid-Cap Value Equity Fund is long-term growth of capital. In seeking its investment objective, the Fund invests primarily in equity securities of mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.

Small-Cap Value Equity Fund

      The investment objective of the Small-Cap Value Equity Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of its assets in a portfolio of equity securities of small-capitalization companies traded on U.S. securities exchanges or in the U.S. over-the-counter market.

International Equity Fund

      The investment objective of the International Equity Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in foreign equity securities. The

Fund may invest in securities of companies and governments located in developed and developing countries outside the United States. The Fund intends to position itself broadly among countries and, under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of issuers collectively in no fewer than three different countries other than the United States. The International Fund, under normal conditions, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by companies believed by GE Asset Management to have a potential for superior growth in sales and earnings.

Europe Equity Fund

      The investment objective of the Europe Equity Fund is long-term growth of capital. In seeking its investment objective, the Fund invests, under normal conditions, at least 65% of its total assets in equity securities of companies located in developed European countries.

Emerging Markets Fund

      The investment objective of the Emerging Markets Fund is long-term growth of capital. In seeking its investment objective, the Fund invests, under normal conditions, at least 65% of its total assets in equity securities of issuers that are located in emerging market countries.

Premier Growth Equity Fund

      The investment objective of the Premier Growth Equity Fund is long-term growth of capital and future income. The Fund seeks to achieve this objective by investing primarily in growth-oriented equity securities which, under normal market conditions, will represent at least 65% of the Fund's assets.

Premier Research Equity Fund

      The investment objective of the Premier Research Fund is long-term growth of capital and future income. The Fund seeks to achieve this objective through investment primarily in a limited number equity securities which, under normal market conditions, will represent at least 65% of the Fund's assets.

Premier International Equity Fund

      The investment objective of the Premier International Fund is long-term growth of capital, which the Fund seeks to achieve by investing primarily in foreign equity securities. The Fund, under normal conditions, invests at least 65% of its assets in a limited number of equity securities.

Income Fund

      The investment objective of the Income Fund is maximum income consistent with prudent investment management and the preservation of capital. Capital appreciation with respect to the Fund's portfolio securities may occur but is not an objective of the Fund.

Strategic Investment Fund

      The investment objective of the Strategic Investment Fund is maximum total return. In seeking its objective, the Fund follows an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time.

      GE Asset Management has broad latitude in selecting the classes of investments to which the Strategic Investment Fund's assets are committed. Although the Fund has the authority to invest solely in equity securities, solely in debt securities, solely in money market instruments or in any combination of these classes of investments, GE Asset Management anticipates that at most times the Fund will be invested in a combination of equity and debt instruments.

Money Market Fund

      The investment objective of the Money Market Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. In seeking its objective, the Fund invests in the following U.S. dollar denominated, short-term money market instruments: (i) Government Securities (defined below); (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (iii) commercial paper and notes, including those with floating or variable rates of interest; (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supra-national entities; (vi) debt securities issued by foreign issuers; and
(vii) repurchase agreements.

High Yield Fund

      The investment objective of the High Yield Fund is to maximize total return, consistent with the preservation of capital and prudent investment management. In seeking to achieve its investment objective, the Fund will invest primarily in high yield securities (including bonds rated below investment grade, sometimes called "junk bonds").

Small-Cap Growth Equity Fund

      The investment objective of the Small-Cap Growth Equity Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with small-sized market capitalizations that GE Asset Management believes have the potential for above-average growth.

                                      * * *

      Supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies is provided below.

      Some or all of the Funds may invest in the types of instruments and engage in the types of strategies described in detail below. A Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objective.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Purchasing      Purchasing
                                                          Reverse      Restricted and  Structured and    and Writing    and Writing
                                        Repurchase       Repurchase       Illiquid         Indexed       Securities      Securities
                         Borrowing      Agreements       Agreements      Securities      Securities        Options     Index Options
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund          33 1/3%           Yes             Yes             Yes              No              Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund        33 1/3%           Yes             Yes             Yes              No              Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund         33 1/3%           Yes             Yes             Yes              No              Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund       33 1/3%           Yes             Yes             Yes              No              Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity      33 1/3%           Yes             Yes             Yes              Yes             Yes            Yes
Fund
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value           33 1/3%           Yes             Yes             Yes              No              Yes            Yes
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
International Equity      33 1/3%           Yes             Yes             Yes              No              Yes            Yes
Fund
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund        33 1/3%           Yes             Yes             Yes              Yes             Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund     33 1/3%           Yes             Yes             Yes              No              Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity     33 1/3%           Yes             Yes             Yes              No              Yes            Yes
Fund
------------------------------------------------------------------------------------------------------------------------------------
Premier Research          33 1/3%           Yes             Yes             Yes              No              Yes            Yes
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Premier International     33 1/3%           Yes             Yes             Yes              No              Yes            Yes
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Income Fund               33 1/3%           Yes             Yes             Yes              Yes             Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
Strategic Investment      33 1/3%           Yes             Yes             Yes              Yes             Yes            Yes
Fund
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund         33 1/3%           Yes             Yes              No              No              No              No
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Maximum
                                                                                        Investment in      Maximum       When-Issued
                         Futures and       Forward        Options on       Maximum      Below-Investment Investment      and Delayed
                         Options on       Currency         Foreign      Investment in     Grade Debt     in Foreign       Delivery
                           Futures      Transactions      Currencies   Debt Securities    Securities     Securities      Securities
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund             Yes             Yes             Yes             35%              5%            15%*             Yes
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund           Yes             Yes             Yes             35%              5%            35%*             Yes
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund            Yes             Yes             Yes             35%              5%            25%*             Yes
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund          Yes             Yes             Yes        35% (maximum    10% in BB or        35%*             Yes
                                                                        of 25% in BBB   B by S&P or
                                                                        by S&P,  Baa    Ba or B by
                                                                        by Moody's      Moody's or
                                                                        or equivalent)  equivalent
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity         Yes             Yes             Yes             35%        15% in              15%*             Yes
   Fund                                                                                 securities
                                                                                        rated BBB or
                                                                                        below by S&P
                                                                                        or Baa or
                                                                                        below by
                                                                                        Moody's or
                                                                                        equivalent
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value              No              No               No             35%             10%            10%*             Yes
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
International Equity         Yes             Yes             Yes             35%              5%            100%             Yes
Fund
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund           Yes             Yes             Yes             35%             15%            100%             Yes
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund        Yes             Yes             Yes        35% (maximum    10% in BB or        100%             Yes
                                                                        of 25% in BBB   B by S&P or
                                                                        by S&P, Baa     Ba or B by
                                                                        by Moody's or   Moody's or
                                                                        equivalent)     equivalent
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth               Yes             Yes              No             35%              5%            25%*             Yes
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Premier Research             Yes             Yes              No             35%              5%            25%*             Yes
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Premier International        Yes             Yes             Yes             35%              5%            100%             Yes
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Income Fund                  Yes             Yes             Yes        100% (maximum   10% in BB or         35%*             Yes
                                                                        of 25% in BBB   B by S&P or
                                                                        by S&P or Baa   Ba or B by
                                                                        by Moody's or   Moody's or
                                                                        equivalent)     equivalent
------------------------------------------------------------------------------------------------------------------------------------
Strategic Investment         Yes             Yes             Yes        100% (maximum   10% in BB or         30%*             Yes
Fund                                                                    of 25% in BBB   B by S&P or
                                                                        by S&P or Baa   Ba or B by
                                                                        by Moody's or   Moody's or
                                                                        equivalent)     equivalent
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund            No              No               No             100%            None           25%*             Yes
------------------------------------------------------------------------------------------------------------------------------------

* This limitation excludes ADRs, and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small-Cap Market.

------------------------------------------------------------------------------------------------------------------------------------
                                                    Debt
                                                 Obligations                 Securities of                             Participation
                       Lending                       of                          Other                  Floating and   Interests in
                      Portfolio     Rule 144A   Supranational   Depositary     Investment   Municipal  Variable Rate     Municipal
                      Securities   Securities     Agencies       Receipts        Funds        Leases    Instruments     Obligations
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund         Yes           Yes           Yes           Yes             No           No          No*             No
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund       Yes           Yes           Yes           Yes            Yes           No          No*             No
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund        Yes           Yes           Yes           Yes            Yes           No          No*             No
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund      Yes           Yes           Yes           Yes            Yes           No          No*             No
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value            Yes           Yes           Yes           Yes            Yes           No          No*             No
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value          Yes           Yes           Yes           Yes            Yes           No          No*             No
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
International            Yes           Yes           Yes           Yes            Yes           No          No*             No
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund       Yes           Yes           Yes           Yes            Yes           No          Yes             No
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets         Yes           Yes           Yes           Yes            Yes           No          No*             No
Fund
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth           Yes           Yes           Yes           Yes            Yes           No          No*             No
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Premier Research         Yes           Yes           Yes           Yes            Yes           No          No*             No
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Premier                  Yes           Yes           Yes           Yes            Yes           No          No*             No
International
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Income Fund              Yes           Yes           Yes           Yes            Yes           No          Yes             No
------------------------------------------------------------------------------------------------------------------------------------
Strategic                Yes           Yes           Yes           Yes            Yes          Yes          Yes             Yes
Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund        Yes           Yes           Yes            No             No           No          Yes             No
------------------------------------------------------------------------------------------------------------------------------------

* Excludes commercial paper and notes with variable and floating rates of interest.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Asset-Backed
                                                                        Mortgage    Government     Securities
                                                          Custodial      Related     Stripped          and                    Short
                                Zero        Municipal    Receipts on   Securities,   Mortgage      Receivable-    Mortgage    Sales
                               Coupon      Obligations    Municipal     including     Related        Backed        Dollar    Against
                             Obligations   Components    Obligations      CMOs      Securities     Securities      Rolls     the Box
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                 Yes           No             No           No           No            No            No         No
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund               No            No             No           No           No            No            No         No
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                No            No             No           No           No            No            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund              No            No             No           No           No            No            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund        Yes           No             No           No           No            No            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund      No            No             No           No           No            No            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund        No            No             No           No           No            No            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund               No            No             No           No           No            No            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund            No            No             No           No           No            No            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund       No            No             No           No           No            No            No         No
------------------------------------------------------------------------------------------------------------------------------------
Premier Research Equity Fund     No            No             No           No           No            No            No         No
------------------------------------------------------------------------------------------------------------------------------------
Premier International            No            No             No           No           No            No            No         Yes
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Income Fund                      Yes           No             No           Yes          Yes           Yes          Yes         No
------------------------------------------------------------------------------------------------------------------------------------
Strategic Investment Fund        Yes           Yes           Yes           Yes          Yes           Yes          Yes         No
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                No            No             No           No           No            No            No         No
------------------------------------------------------------------------------------------------------------------------------------

      Money Market Fund Investments. The Money Market Fund limits its portfolio investments to securities that the Trust's Board of Trustees determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the Fund. "Eligible Securities" as used in this SAI means securities rated by the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (ii) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, five organizations are NRSROs: S&P, Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc., Duff and Phelps, Inc. and Thomson BankWatch Inc. A discussion of the ratings categories is contained in the appendix to this SAI. By limiting its investments to Eligible Securities, the Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

      The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the Securities and Exchange Commission ("SEC") under the 1940 Act. In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest short-term rating for debt obligations and comparable unrated securities (collectively, "Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (i) the securities either are rated by the requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (ii) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GE Asset Management in accordance with procedures established by the Trust's Board of Trustees (the "Board"). The Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. Up to 25% of the Fund's total assets may be invested in foreign securities, excluding, for purposes of this limitation, ADRs, and securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq SmallCap Market. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Fund are valued on the basis of amortized cost, as described below under "Net Asset Value." The Fund also may hold liquid Rule 144A Securities (see "Restricted and Other Illiquid Securities").

      Money Market Instruments. The types of money market instruments in which each Fund, other than the Money Market Fund, may invest directly or indirectly through its investment in the GEI Short-Term Investment Fund (the "Investment Fund"), described below, are as follows: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"), (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities,
(vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

      Each Fund, other than the Money Market Fund, may also invest in the Investment Fund, an investment fund created specifically to serve as a vehicle for the collective investment of cash balances of the Funds (other than the Money Market Fund) and other accounts advised by GE Asset Management. The Investment Fund invests exclusively in the money market instruments described in
(i) through (vii) above. The Investment Fund is advised by GE Asset Management. No advisory fee is charged by GE Asset Management to the Investment Fund, nor will a Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the Investment Fund. Each Fund, other than the Money Market Fund, may invest up to 25% of its assets in the Investment Fund.

      Each of the Funds may invest in the following types of Government
Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Federal Deposit Insurance Corporation, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States, whereas other Government Securities that may be held by the Funds are supported by the right of the issuer to borrow from the U.S. Treasury or are supported solely by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the Investment Manager(2) determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Fund.

----------
(2) As used in this SAI, the term "Investment Manager" shall refer to GE Asset Management, the Funds' investment adviser and administrator, Palisade Capital Management, L.L.C., the sub-investment adviser to the Small-Cap Value

      Each Fund, other than the Money Market Fund, may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by a Fund, other than the Money Market Fund, may be rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody's and S&P is contained in the Appendix. At no time will the investments of a Fund, other than the Money Market Fund, in bank obligations, including time deposits, exceed 25% of the value of the Fund's assets.

      Temporary Defensive Positions. During periods when the Investment Manager believes there are unstable market, economic, political or currency conditions domestically or abroad, the Investment Manager may assume, on behalf of a Fund, a temporary defensive posture and (i) without limitation hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which the Fund's assets will be invested by investing those assets in securities markets deemed by the Investment Manager to be conservative in light of the Fund's investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash and/or money market instruments for cash management purposes, pending investment in accordance with the Fund's investment objective and policies and to meet operating expenses. To the extent that a Fund, other than the Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective. For temporary defensive purposes, the Premier Growth Equity Fund may invest in fixed income securities without limitation.

      Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation ("FDIC"). Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

      A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required

-------------------------------------------------------------------------------
Fund, and State Street Global Advisors, the investment sub-adviser to the S&P 500 Index Fund, as applicable.

to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

      Debt Instruments. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

      Ratings as Investment Criteria. The ratings of NRSROs such as S&P or Moody's represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the Investment Manager as initial criteria for the selection of portfolio securities on behalf of the Funds, the Investment Manager also relies upon its own analysis to evaluate potential investments.

      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money Market Fund, the Investment Manager will consider the event in its determination of whether the Fund should continue to hold the securities. In the event the rating of a security held by the Money Market Fund falls below the minimum acceptable rating or the issuer of the security defaults, the Money Market Fund will dispose of the security as soon as practicable, unless the Board determines that disposal of the security would not be in the best interests of the Money Market Fund. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

      Certain Investment Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody's are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

      Low-rated Debt Securities. Certain Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as "junk bonds"). Low-rated and comparable unrated securities (collectively referred to as "low-rated" securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

      The market values of certain low-rated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because low-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated securities may diminish the Trust's ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund's net asset value.

      Repurchase and Reverse Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with respect to instruments in which the Fund is authorized to invest. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the Investment Company Act of 1940, as amended ("1940 Act"), a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by the Investment Manager to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Investment Manager also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements.

      Each Fund may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund's obligations with respect to reverse repurchase agreements are segregated and maintained with the Trust's custodian or designated sub-custodian.

      A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will be, in particular, subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

      A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

      Restricted and Other Illiquid Securities. Each Fund, other than the Money Market Fund, may invest up to 10% of its assets in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A Securities that have been determined to be liquid by the Board based upon the trading markets for the securities. In addition, each Fund, other than the Money Market Fund, may invest up to 15% of its assets in "illiquid securities"; the Money Market Fund may not, under any circumstance, invest in illiquid securities. Illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities that are held by a Fund may take the form of options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities and securities subject to restrictions on resale that the Investment Manager has determined are not liquid under guidelines established by the Board.

      Restricted securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Investment Manager deems representative of their value, the value of the Fund's net assets could be adversely affected.

      Rule 144A Securities. Each of the Funds may purchase Rule 144A Securities. Certain Rule 144A Securities may be considered illiquid and therefore subject to a Fund's limitation on the purchase of illiquid securities, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. A Fund's purchase of Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A Security and monitors the Investment Manager's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and the Investment Manager cannot predict how this market will develop.

      When-Issued and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, a Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund's when-issued or delayed-delivery purchase commitments will be segregated with the Trust's custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

      Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed- delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund's net asset value.

      When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      Warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

      Smaller Capitalization Companies. Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

      Investment in Foreign Securities. Investing in securities issued by foreign companies and governments, including securities issued in the form of depositary receipts, involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, limitations on the use or removal of funds or other assets (including the withholding of dividends), and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

      Certain Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

      The recent introduction of a single European currency, the EURO, for participating European countries in the Economic and Monetary Union ("Participating Countries") presents unique risks and uncertainties for investors in those countries, including (i) the creation of suitable clearing and settlement payment schemes for the EURO; (ii) the legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the EURO; (iii) the fluctuation of the EURO relative to non-EURO currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; and (iv) whether the interest rate, tax and labor regimes of the Participating Countries will converge over time. Further, the conversion of the currencies of other Economic and Monetary Union countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the Economic and Monetary Union could adversely affect the EURO. These or other factors may cause market disruptions and could adversely affect the value of European securities and currencies held by the Funds.

      Currency Exchange Rates. A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

      Investing in Developing Countries. Investing in securities issued by companies located in developing countries involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies located in developing countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

      Lending Portfolio Securities. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% of a Fund's assets taken at value. The Fund's loans of securities will be collateralized by cash, letters of credit or Government Securities. Cash or instruments collateralizing a Fund's loans of securities are segregated and maintained at all times with the Trust's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, which, like those associated with other extensions of credit, include possible loss of rights in the collateral should the borrower fail financially.

      If a Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value;
(v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board must terminate the loan and regain the right to vote the securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder."

      Securities of Other Investment Companies. Certain Funds may invest in investment funds that invest principally in securities in which the Fund is authorized to invest. Currently, under the 1940 Act, a Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Fund's total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. Investments by a Fund (other than the Money Market Fund) in the Investment Fund are not considered an investment in another investment company for purposes of this restriction. To the extent a Fund invests in other investment companies, the Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees.

      Purchasing Put and Call Options on Securities. Each Fund, other than the Money Market Fund, may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund's net assets.

      Covered Option Writing. Each Fund, other than the Money Market Fund, may write covered put and call options on securities. A Fund will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

      The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (i) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (ii) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (iii) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (iv) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with the Trust's custodian or with a designated sub-custodian. A put option will be deemed covered (i) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Trust's custodian or with a designated sub-custodian, or (ii) if the Fund continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Trust's custodian or with a designated sub-custodian).

      The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

      Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

      So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

      A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. The Investment Manager expects that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the over-the-counter market.

      A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

      Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. and by requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio's position being offset by a loss on the hedge position.

      A Fund will engage in hedging transactions only when deemed advisable by the Investment Manager. Successful use by a Fund of options will depend on the Investment Manager's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

      Securities Index Options. In seeking to hedge all or a portion of its investments, each Fund, other than the Money Market Fund, may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Fund's portfolio. The Funds with such option writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

      A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

      The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

      The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the Investment Manager's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

      Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Investment Manager desires that a Fund engage in such a transaction.

      Over-the-Counter ("OTC") Options. Certain Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

      Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.


      Futures and Related Options. Each Fund, other than the Small-Cap Value Equity Fund and the Money Market Fund, may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the Commodity Futures Trading Commission or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. No Fund will enter into a transaction involving futures and options on futures for speculative purposes.


      An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

      A Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized losses or profits on futures contracts or options on futures contracts into which it has entered. The current view of the staff of the SEC is that a Fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid assets and segregated with the Trust's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities.

      No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount will be segregated with the Trust's custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

      Although the Trust intends that the Funds enter into futures contracts only if an active market exists for the contracts, no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

      If a Fund has hedged against the possibility of an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margins requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

      An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

      The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered, and no assurance can be given that an active market will exist for a particular contract or option at any particular time. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.


      Forward Currency Transactions. Each Fund, other than the Small-Cap Value Equity Fund, and the Money Market Fund, may hold currencies to meet settlement requirements for foreign securities and each Fund, other than the Premier Fund, the Small-Cap Value Equity Fund, the Mid-Cap Value Equity Fund, and the Money Market Fund, may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund's securities are or may be denominated. No Fund will enter into forward currency transactions for speculative purposes.


      Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. A Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. To assure that a Fund's forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Trust's custodian or a designated sub-custodian in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts.

      Upon maturity of a forward currency contract, a Fund may (i) pay for and receive the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Fund's paying or receiving the difference between the exchange rate fixed in the contract and the then current exchange rate. The Trust may also be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

      In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by the Investment Manager. A Fund's exposure with respect to forward currency contracts is limited to the amount of the Fund's aggregate investments in instruments denominated in foreign currencies.

      The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

      In entering into forward currency contracts, a Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the Investment Manager's special skills and experience with respect to those instruments and will usually depend upon the Investment Manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect.

      The ability to dispose of a Fund's positions in forward currency contracts depends on the availability of active markets in those instruments, and the Investment Manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.


      Options on Foreign Currencies. Each Fund, other than the Premier Fund, the Mid-Cap Value Equity Fund, the Small-Cap Value Equity Fund and the Money Market Fund, may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the over-the-counter market. The Trust will limit the premiums paid on a Fund's options on foreign currencies to 5% of the value of the Fund's total assets.

      Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counter party default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

      The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

      Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund's position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

      Options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability of data on which to make trading decisions than in the United States, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

      Structured and Indexed Securities. Certain Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators ("reference instruments"). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Funds will bear the market risk of the reference instrument.

      Mortgage Related Securities. Certain Funds may invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

      The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

      Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

      Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The Investment Manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

      Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in these Funds. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Funds. Because prepayments of principal generally occur when interest rates are declining, the Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund's yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

      Adjustable rate mortgage related securities ("ARMs") have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or "caps") for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds' net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

      Collateralized mortgage related securities ("CMOs") are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which these Funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

      Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Investment Manager, each of these Funds limits its investments in these securities, together with other illiquid instruments, to not more than 15% of the value of its net assets.

      Supranational Agencies. Each Fund may invest up to 10% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

      Municipal Obligations. The term "Municipal Obligations" as used in the Prospectuses and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

      Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the Investment Manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel. The Strategic Fund may invest without limit in debt obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Funds should any of the related projects or facilities experience financial difficulties.

      Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

      Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

      Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Trust nor the Investment Manager can predict with certainty the effect of recent tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Trust nor the Investment Manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Trust monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments. If any laws are enacted that would reduce the availability of Municipal Obligations for investment by the Tax-Exempt Fund so as to affect the Fund's shareholders adversely, the Trust will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to the Fund's shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, the Trust would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectuses.

      Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although municipal lease obligations do not normally constitute general obligations of the municipality, a lease obligation is ordinarily backed by the municipality's agreement to make the payments due under the lease obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with other Municipal Obligations. Some municipal lease obligations may be, and could become, illiquid. Moreover, although municipal leases will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult.

      Municipal lease obligations may be deemed to be illiquid as determined by or in accordance with methods adopted by the Board. In determining the liquidity and appropriate valuation of a municipal lease obligation, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

      Municipal leases held by a Fund will be considered illiquid securities unless the Board determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the Investment Manager to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Investment Manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

      Municipal leases that a Fund may acquire will be both rated and unrated. Rated leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the Investment Manager deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

      To limit the risks associated with municipal leases, a Fund will invest no more than 5% of its total assets in those leases. In addition, a Fund will purchase lease obligations that contain non-appropriation clauses when the lease payments will commence amortization of principal at an early date resulting in an average life of five years or less for the lease obligation.

      The Strategic Fund intends to invest in Municipal Obligations of a broad range of issuers, consistent with prudent regional diversification. Investors in certain states may be subject to state taxation on all or a portion of the income and capital gains produced by such securities.

      Floating and Variable Rate Instruments. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates. The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

      Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

      Certain Funds may purchase floating and variable rate demand bonds and notes, which are Municipal Obligations ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by the Investment Manager for the purchase of Municipal Obligations. The Investment Manager considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund's portfolio.

      Participation Interests. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Trust intends that a Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Fund will invest no more than 5% of the value of its total assets in participation interests.

      Zero Coupon Obligations. Certain Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

      The Strategic Fund and the High Yield Fund may each invest up to 10% of its assets in zero coupon Municipal Obligations. Zero coupon Municipal Obligations are generally divided into two categories: "Pure Zero Obligations," which are those that pay no interest for their entire life and "Zero/Fixed Obligations," which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon Municipal

Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the Municipal Obligation's life or payment deferral period.

      Municipal Obligation Components. Certain Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and decrease as the Auction Component's rate increases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

      Custodial Receipts. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Municipal Obligations described above. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

      Government Stripped Mortgage Related Securities. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage related certificates issued by GNMA, FNMA or FHLMC. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Investment Manager believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

      Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage related securities and increasing the yield to maturity on principal-only government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds' not fully recovering their initial investment in an interest-only government stripped mortgage related security. Under current market conditions, these Funds expect that investments in government stripped mortgage related securities will consist primarily of interest-only securities. The sensitivity of an interest-only security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate. Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade of a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board, the Trust treats government stripped mortgage related securities as illiquid and will limit each of these Funds' investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

      Asset-Backed and Receivable-Backed Securities. Certain Funds may invest in asset-backed and receivable-backed securities. To date, several types of asset-backed and receivable-backed securities have been offered to investors including "Certificates for Automobile Receivables" ("CARs(SM)") and interests in pools of credit card receivables. CARs(SM) represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts.

Payments of principal and interest on CARs(SM) are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

      An investor's return on CARsSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, these Funds may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following these sales, because of depreciation, damage or loss of a vehicle, because of the application of Federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with each of these Funds' investment objective and policies and subject to the review and approval of the Board, these Funds may also invest in other types of asset-backed and receivable-backed securities.

      Mortgage Dollar Rolls. Certain Funds may, with respect to up to 25% of their total assets, enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

      For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

      Short Sales Against the Box. Certain Funds may sell securities "short against the box." Whereas a short sale is the sale of a security a Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

      WEBs and Other Index-related Securities. Each of the International Fund, the Emerging Markets Fund and the Strategic Fund may invest in shares in a particular series issued by Foreign Fund, Inc., an investment company whose shares also are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The Funds also may invest in shares in a particular series issued by CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. Each of the U.S. Equity Fund, Premier Growth Fund, Value Equity Fund and Strategic Fund may invest in Standard & Poor's Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A Fund investing in a SPDR would be entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.


                             INVESTMENT RESTRICTIONS

      Each Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

      The following policies and limitations supplement those described in the Prospectuses and this SAI. Investment restrictions numbered 1 through 12 below have been adopted by the Trust as fundamental policies of all of the Funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Investment restrictions 13 and 14 may be changed by a vote of the Board of Trustees at any time.

1. No Fund may borrow money, except that a Fund may enter into reverse repurchase agreements and may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings, including reverse repurchase agreements, of 5% or more of a Fund's total assets are outstanding, the Fund will not make any additional investments.

2. No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund's total assets taken at market value, (c) entering into repurchase agreements, (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

3. No Fund may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that (a) up to 25% of the value of the total assets of each non-money market Fund may be invested without regard to this limitation, and (b) the Money Market Fund may hold more than 5% of its total assets in the securities of an issuer to the extent permitted by Rule 2a-7 under the 1940 Act. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

4. No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in Government Securities and (b) up to 25% of the value of the assets of a non-money market Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

5. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and (b) all supra-national organizations. In addition, securities held by the Money Market Fund that are issued by domestic banks are excluded from this restriction.

6. No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

7. No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations in the event of a default by that issuer.

8. No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9. No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

10. No Fund may invest in commodities, except that each non-money market Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this Statement of Additional Information and in each Prospectus.

11. No Fund may invest in companies for the purpose of exercising control or management.

12. No Fund may issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

13. No Fund may purchase illiquid securities if more than 15% of the net assets of the Fund would be invested in illiquid securities; the Money Market Fund will not purchase illiquid securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

14. No Fund may purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), that have been determined to be liquid by the Trust's Board of Trustees based upon the trading markets for the securities.

Notes to Investment Restrictions

      The Trust may make commitments more restrictive than the restrictions listed above with respect to a Fund to permit the sale of shares of the Fund in certain states. Should the Trust determine that any such commitment is no longer in the best interests of a Fund and its shareholders, the Trust will revoke the commitment by terminating the sale of shares of the Fund in the state involved or may otherwise modify its commitment based on a change in the state's restrictions.

      The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of investment restriction number 5, the Trust may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

Portfolio Transactions and Turnover

      Decisions to buy and sell securities for each Fund are made by the Investment Manager, subject to review by the Board. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions are fixed and may be higher than for securities traded on U.S. exchanges. Generally, no stated commissions are applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.


      The following table shows the total amount of brokerage commissions paid by each Fund over the past three fiscal years. The Trust commenced operations in November 1997; accordingly, no Fund paid commissions to broker-dealers prior to the fiscal period ended September 30, 1998. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year.


----------------------------------------------------------------------------------------------------------------------------------
                                           Total Commissions for        Total Commissions for       Total Commissions for Fiscal
                                             Fiscal Year Ended       Fiscal Year Ended September     Period Ended September 30,
                 Fund                        September 30, 2000                30, 1999                         1998
----------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                  $270,055                     $127,820                      $146,766*
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                $17,500                       $1,651                        $12,381*
----------------------------------------------------------------------------------------------------------------------------------
Premier Growth Fund                               $32,743*                       N/A                            N/A
----------------------------------------------------------------------------------------------------------------------------------
Premier Research Fund                             $15,844*                       N/A                            N/A
----------------------------------------------------------------------------------------------------------------------------------
Premier International Fund                        $9,383*                        N/A                            N/A
----------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                                 $82,315*                       N/A                            N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                               $47,359                      $17,379                        $27,664*
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                         $14,458                      $21,261*                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                       $159,073                     $98,908*                       $21,120*
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                        $1,107,040                    $414,804                      $311,499*
----------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                                $86,354                      $37,628*                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                             $83,955                      $47,611                        $60,902*
----------------------------------------------------------------------------------------------------------------------------------
Strategic Investment Fund                         $9,875*                        N/A                            N/A
----------------------------------------------------------------------------------------------------------------------------------

*     Information is from inception date through September 30th


      In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the Investment Manager seeks the most favorable terms available under the circumstances ("best execution"). In assessing the overall terms available to ensure best execution for any transaction, the Investment Manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

      In addition, the investment advisory agreement between the Trust and GE Asset Management relating to each Fund authorizes the Investment Manager, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Investment Manager or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund's receiving brokerage and research services. Such broker-dealers may provide analyses and reports regarding issuers, industries, economic trends, portfolio strategy, and may effect securities transactions and perform certain functions related thereto. In addition, such services may include advice concerning the advisability of investing in, purchasing or selling securities and the availability of particular securities or buyers or sellers of securities. The research services received from broker-dealers that execute transactions on behalf of a Fund may be useful to the Investment Manager in servicing that Fund as well as all of the Investment Manager's accounts and not all of these services may be used in connection with the particular Fund or Funds generating the commissions. Consistent with limits established by federal securities laws, a Fund may pay a broker-dealer commissions for agency transactions that exceed the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In addition, subject to the overall policy of best execution, the Investment Manager may consider sales of Fund shares in selecting brokers or dealers to execute securities transactions on behalf of a Fund.


      The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of transactions involved during the fiscal period ended September 30, 2000. Funds that are not listed paid no brokerage commissions to firms that provided such services.


----------------------------------------------------------------------------------------------------------------------
                                                                                   Total Amount of Transactions to
                                             Commissions Paid to Firms for        Firms for Brokerage and Research
                 Fund                       Brokerage and Research Services                   Services
----------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                        $30,617                              $29,049,804
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                        --                                     --
----------------------------------------------------------------------------------------------------------------------
Premier Growth Fund                                     $1,305                               $1,198,427
----------------------------------------------------------------------------------------------------------------------
Premier Research Fund                                    $601                                 $708,587
----------------------------------------------------------------------------------------------------------------------
Premier International Fund                               $648                                 $269,675
----------------------------------------------------------------------------------------------------------------------
Value Equity Fund                                       $3,164                               $2,940,839
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                     $2,160                               $1,504,770
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                                 --                                     --
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                               --                                     --
----------------------------------------------------------------------------------------------------------------------
International Equity Fund                               $60,979                              $31,150,541
----------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                                      $1,315                                $518,822
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                   $1,000                                $436,785
----------------------------------------------------------------------------------------------------------------------
Strategic Investment Fund                                $475                                 $587,240
----------------------------------------------------------------------------------------------------------------------

      The Board periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or the Investment Manager is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

      The Investment Manager may select broker-dealers who are affiliated with the Trust or the Investment Manager. All brokerage transaction commissions paid to affiliates will be fair and reasonable to the shareholders.

      Certain of the Funds' investment strategies may result in the Fund having a higher portfolio turnover rate. Higher portfolio turnover rates may cause a Fund to experience increased transaction costs, brokerage expenses and other acquisition costs, and shareholders to incur increased taxes on their investment in a Fund. The Investment Manager does not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies. Variations in portfolio turnover rates may be due to fluctuations in shareholder purchase, exchange and redemption transactions, market conditions or changes in the Investment Manager's outlook. The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Funds experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Funds paying higher brokerage commissions.


      The following table provides the portfolio turnover rates for each of the Funds over the past three fiscal years.


-------------------------------------------------------------------------------------------------------------------------------
                                      Portfolio Turnover for        Portfolio Turnover for      Portfolio Turnover for Fiscal
                                         Fiscal Year ended        Fiscal Year ended September     Period ended September 30,
               Fund                     September 30, 2000                 30, 1999                         1998*
-------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                48%                           45%                            29%
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                              44%                           7%                              1%
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                             48%                           52%                            14%
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                       39%                           18%                            N/A
-------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                    231%                          216%                            19%
-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                       59%                           50%                            53%
-------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                              74%                           49%                            N/A
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                           58%                           79%                            77%
-------------------------------------------------------------------------------------------------------------------------------
Income Fund                                    234%                          227%                            323%
-------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                               26%                           N/A                            N/A
-------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund                      18%                           N/A                            N/A
-------------------------------------------------------------------------------------------------------------------------------
Premier Research Equity Fund                    25%                           N/A                            N/A
-------------------------------------------------------------------------------------------------------------------------------
Premier International Equity Fund               29%                           N/A                            N/A
-------------------------------------------------------------------------------------------------------------------------------
Strategic Investment Fund                       65%                           N/A                            N/A
-------------------------------------------------------------------------------------------------------------------------------


*     Information is from inception date through September 30, 1998.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

      The Board of Trustees oversees the business affairs of the Trust. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Funds, including agreements with the Funds' investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GE Asset Management.

      The names of the Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five years and their other affiliations are shown below. Each person named as a Trustee also may serve in a similar capacity for other Funds advised by GE Asset Management. The executive officers of the Trust are employees of organizations that provide services to the Funds. An asterisk appears before the name of each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act. The business address of each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) is 3003 Summer Street, Stamford, Connecticut 06905.

                           Position(s) Held     Age and Principal Occupation(s)
  Name and Address            With Trust             During Past Five Years
  ----------------         ----------------     -------------------------------


Michael J. Cosgrove*     Chairman of the        Age 51. President, Asset
                         Board and President    Management, GE Investment
                                                Services Group of GE Financial
                                                Assurance Holdings, Inc.
                                                ("GEFA"), an indirect
                                                wholly-owned subsidiary of
                                                General Electric Company ("GE"),
                                                since February 1997; Executive
                                                Vice President - Mutual Funds of
                                                GE Asset Management, a
                                                wholly-owned subsidiary of GE
                                                that is registered as an
                                                investment adviser under the
                                                Investment Advisers Act of 1940,
                                                as amended, since March 1993;
                                                Director of GE Asset Management
                                                since 1988; from 1988 until
                                                1993, Mr. Cosgrove served as
                                                Executive Vice President -
                                                Finance and Administration of GE
                                                Asset Management; Chairman of
                                                the Board, Chief-Executive
                                                Officer and President of GE
                                                Investment Distributors, Inc., a
                                                registered broker-dealer, since
                                                1993; Chairman of the Board and
                                                Chief Executive Officer of GE
                                                Investment Retirement Services,
                                                Inc., since 1998.


Alan M. Lewis*           Trustee and Executive  Age 54. Executive Vice
                         Vice President         President, General Counsel and
                                                Secretary of GE Asset Management
                                                since 1988.


John R. Costantino       Trustee                Age 54. Managing Director,
150 East 58th Street                            Walden Partners, Ltd.,
New York, NY 10055                              consultants and investors, since
                                                August 1992; President, CMG
                                                Acquisition Corp., Inc., a
                                                holding company, since 1988;
                                                Vice Chairman, Acoustiguide
                                                Holdings, Inc., a holding
                                                company, since 1989; President
                                                CMG/IKH, Inc., a holding
                                                company, since 1991; Director,
                                                Crossland Federal Savings Bank,
                                                a financial institution;
                                                Director, Brooklyn Bankcorp,
                                                Inc., a financial institution;
                                                Director, IK Holdings, Inc., a
                                                holding company since 1991;
                                                Director, I. Kleinfeld & Son,
                                                Inc., a retailer, since 1991;
                                                Director, High Performance
                                                Appliances, Inc., a distributor
                                                of kitchen appliances ("HPA"),
                                                since 1991; Director, HPA Hong
                                                Kong, Ltd., a

                           Position(s) Held     Age and Principal Occupation(s)
  Name and Address            With Trust             During Past Five Years
  ----------------         ----------------     -------------------------------

                                                service subsidiary of HPA, since
                                                1991; Director, Lancit Media
                                                Productions, Ltd., a children's
                                                and family television film and
                                                videotape production company,
                                                since 1995.


William J. Lucas         Trustee                Age 53. Vice President and
Fairfield University                            Treasurer of Fairfield
North Benson Road                               University since 1983.
Fairfield, CT 06430


Robert P. Quinn          Trustee                Age 64. Retired since 1983 from
45 Shinnecock Road                              Salomon Brothers Inc; Director,
Quogue, NY 11959                                GP Financial Corp., a holding
                                                company, since 1994; Director,
                                                The Greenpoint Savings Bank, a
                                                financial institution, since
                                                1987.


Michael Tansley          Treasurer              Age 36. Manager of Fund
                                                Administration at GE Asset
                                                Management since May 1998; from
                                                1990 to May 1998, Mr. Tansley
                                                held various progressive
                                                positions leading to senior
                                                manager in July 1996, in the
                                                Investment Company Services
                                                Group of Pricewaterhouse-Coopers
                                                LLP (formerly Price Waterhouse
                                                LLP).


Matthew J. Simpson       Secretary              Age 39. Vice President and
                                                General Counsel, Asset
                                                Management Services group of
                                                GEFA since February 1997; Vice
                                                President, Associate General
                                                Counsel and Assistant Secretary
                                                of GE Asset Management since
                                                October 1992.


      No employee of GE or any of its affiliates receives any compensation from the Trust for acting as a Trustee or officer of the Trust. Each Trustee of the Trust who is not a director, officer or employee of GE Asset Management, GEID, GE, or any affiliate of those companies, receives an annual fee of $5,000 for services as Trustee. In addition, each Trustee receives $500 for each meeting of the Board attended by the Trustee and is reimbursed for expenses incurred in connection with attendance at Board meetings.

Trustees' Compensation
(for the fiscal year ended September 30, 2000)


                               COMPENSATION TABLE


--------------------------------------------------------------------------------
                                          Total Compensation from Investment
                     Total Compensation      Companies Managed by GE Asset
Name of Trustee        From the Trust                 Management
--------------------------------------------------------------------------------
Michael J. Cosgrove         None                         None+
--------------------------------------------------------------------------------
Alan M. Lewis               None                         None+
--------------------------------------------------------------------------------
John R. Costantino         $5,500                      25,000++
--------------------------------------------------------------------------------
William J. Lucas           $5,500                      25,000++
--------------------------------------------------------------------------------
Robert P. Quinn            $5,500                      25,000++
--------------------------------------------------------------------------------

----------

+ As of September 30, 2000, Mr. Cosgrove served as Trustee or Director of twelve investment companies advised by GE Asset Management. Mr. Lewis serves as Trustee of eleven investment companies advised by GE Asset Management. They are considered to be interested persons of each investment company advised by GE Asset Management or GEIC, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, serve as Trustees thereof without compensation.


++ As of September 30, 2000, Messrs. Costantino, Lucas and Quinn served as Trustees or Directors of four investment companies advised by GE Asset Management and the compensation is for their services as Trustees or Directors of these companies.


Investment Adviser and Administrator

      GE Asset Management Incorporated (formerly GE Investment Management Incorporated) serves as the Trust's investment adviser and administrator. GE Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is located at 3003 Summer Street, Stamford, Connecticut 06905. GE Asset Management, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of GE. GE is a highly diversified conglomerate comprised of 12 global manufacturing and service sector businesses. GE's businesses include aircraft engines, appliances, capital services, lighting, medical systems, broadcasting, plastic manufacturing, power systems, electrical distribution and control systems, industrial control systems, information services and transportation systems. GE Asset Management currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. The professionals responsible for the investment operations of GE Asset Management provide investment advisory services with respect to GE's pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun family of Funds (the first of which, Elfun Trusts, was established in 1935) and the funds offered as part of GE's 401(k) program (also known as the GE Savings and Security Program), which are referred to as the GE S&S Program Mutual Fund and the GE S&S Long Term Interest Fund. The investment professionals at GE Asset Management and its predecessors have managed GE's pension assets since 1927. As of December 31, 2000, GE's investment advisory firms oversaw $118 billion and managed individual and institutional assets of $68 billion, of which more than $19 billion was invested in mutual funds.


Personnel of each of the Funds, GE Asset Management, and GE Investment Distributors, Inc., are subject to a code of ethics, pursuant to Rule 17j-1 under the 1940 Act, which establishes procedures for personal investing and restricts certain transactions by persons subject to the code. Personnel subject to the Code of Ethics are permitted to invest in securities, including securities that may be purchased or held by a Fund, if they follow procedures outlined in the Code.


GE Asset Management Investment Advisory and Administration Agreements

      The duties and responsibilities of GE Asset Management are specified in investment advisory and administration agreements (each, an "Advisory Agreement" and collectively, the "Advisory Agreements") between GE Asset Management and the Trust on behalf of the respective Funds. Under each Advisory Agreement, GE Asset Management, subject to the supervision of the Trust's Board of Trustees, provides a continuous investment program for the relevant Fund's assets, including investment research and management. GE Asset Management determines from time to time what investments are purchased, retained or sold by the Fund and places purchase and sale orders for the Fund's investments. GE Asset Management provides the Trust with all executive, administrative, clerical and other personnel necessary to operate each Fund, and pays salaries and other employment-related costs of employing these persons. GE Asset Management furnishes the Trust and each Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operation of such space, facilities and equipment. GE Asset Management, as administrator, also: (a) maintains the books and records of each Fund; (b) prepares reports to shareholders of each Fund; (c) prepares and files tax returns for each Fund; (d) assists with the preparation and filing of reports and the Trust's registration statement with the SEC; (e) provides appropriate officers for the Trust; (f) provides administrative support necessary for the Board of Trustees to conduct meetings; and (g) supervises and coordinates the activities of other service providers, including independent auditors, legal counsel, custodians, accounting service agents and transfer agents.

      GE Asset Management is generally responsible for employing sufficient staff and consulting with other persons that it determines to be necessary or useful in the performance of its obligations under each Advisory Agreement. Each Advisory Agreement obligates GE Asset Management to provide services in accordance with the relevant Fund's investment objective, policies and restrictions as stated in the Trust's current registration statement, as amended from time to time, and to keep the Trust informed of developments materially affecting that Fund, including furnishing the Trust with whatever information and reports the Board of Trustees reasonably requests.

      Each Advisory Agreement provides that GE Asset Management may render similar advisory and administrative services to other clients so long as when a Fund or any other client served by GE Asset Management are prepared to invest in or desire to dispose of the same security, available investments or opportunities for sales will be allocated in a manner believed by GE Asset Management to be equitable to the Fund. The Advisory Agreements also provide that GE Asset Management shall not be liable for any error of judgment or mistake of law or for any loss incurred by a Fund in connection with GE Asset Management's services pursuant to the Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.


      Each class is responsible for paying all of its expenses that are not assumed by GE Asset Management pursuant to the Advisory Agreements. Such expenses include fees payable to GE Institutional Funds' independent Trustees, brokerage fees and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


      Each Advisory Agreement is effective from its date of execution, and continues in effect for an initial two-year term and will continue from year to year thereafter so long as its continuance is approved annually by (a) the Board of Trustees or (b) a vote of a majority of the relevant Fund's outstanding voting securities, provided that in either event the continuance also is approved by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons, as such term is defined in the 1940 Act, of any party to the Agreement by a vote cast in person at meeting called for the purpose of voting on such approval.

      Each Advisory Agreement is not assignable and may be terminated without penalty by either the Trust or GE Asset Management upon no more than 60 days' nor less than 30 days' written notice to the other or by vote of holders of a majority of the relevant Fund's outstanding voting securities.

Investment Advisory Fees

      For its services to each Fund of the Trust, GE Asset Management receives a monthly advisory and administrative fee. The fee is deducted daily from the assets of each of the Funds and paid to GE Asset Management monthly. The advisory and administration fee for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level or "breakpoint." The fees payable to GE Asset Management are based on the average daily net assets of each Fund at the following rates:

                                          Average Daily            Annual Rate
Name of Fund                              Net Assets of Fund     Percentage (%)*
------------                              ------------------     ---------------
U.S. Equity Fund                          First $25 million            .55
Value Equity Fund                         Next $25 million             .45
Mid-Cap Growth Fund                       Over $50 million             .35
Premier Growth Equity Fund
Premier Research Equity Fund

S&P 500 Index Fund                        All assets                   .15

                                          Average Daily            Annual Rate
Name of Fund                              Net Assets of Fund     Percentage (%)*
------------                              ------------------     ---------------

Mid-Cap Value Equity Fund                 First $25 million            .65
                                          Next $25 million             .60
                                          Over $50 million             .55

Small-Cap Value Equity Fund Small-Cap     First $25 million            .70
Growth Equity Fund                        Next $25 million             .65
                                          Over $50 million             .60

International Equity Fund                 First $25 million            .75
Europe Equity Fund                        Next $50 million             .65
Premier International Equity Fund         Over $75 million             .55
Emerging Markets Fund                     First $50 million           1.05
                                          Over $50 million             .95

Income Fund                               First $25 million            .35
                                          Next $25 million             .30
                                          Next $50 million             .25
                                          Over $100 million            .20

Strategic Investment Fund                 First $25 million            .45
High Yield Fund                           Next $25 million             .40
                                          Over $50 million             .35

Money Market Fund                         First $25 million            .25
                                          Next $25 million             .20
                                          Next $50 million             .15
                                          Over $100 million            .10

----------
* From time to time, GE Asset Management may waive advisory or administrative fees paid by a Fund.

      The Advisory Agreement does not contain any provisions prescribing limits on the operating expenses of the Trust or any Fund.

The following table provides total management fees paid by each Fund over the past three fiscal years.


----------------------------------------------------------------------------------------------------------------------------------
                                          Total Management Fees for     Total Management Fees for     Total Management Fees for
                                         Fiscal Year ended September   Fiscal Year ended September       Fiscal Period ended
                 Fund                              30, 2000                      30, 1999                 September 30, 1998
----------------------------------------------------------------------------------------------------------------------------------
U.S. Equity                                        $967,707                      $596,183                     $406,706*
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                      $137,467                      $38,140                       $25,543*
----------------------------------------------------------------------------------------------------------------------------------
Premier Growth                                    $122,701*                        N/A                           N/A
----------------------------------------------------------------------------------------------------------------------------------
Premier Research Equity                            $23,414*                        N/A                           N/A
----------------------------------------------------------------------------------------------------------------------------------
Premier International Equity                       $30,505*                        N/A                           N/A
----------------------------------------------------------------------------------------------------------------------------------
Value Equity                                      $157,866*                        N/A                           N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                                     $107,862                      $85,788                       $67,792*
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                      $70,917                       $51,327*                        N/A
----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value                                    $106,940                      $68,479                       $9,766*
----------------------------------------------------------------------------------------------------------------------------------
International Equity                              $1,963,052                     $915,623                     $555,236*
----------------------------------------------------------------------------------------------------------------------------------
Europe Equity                                      $101,813                      $48,474*                        N/A
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                   $132,909                      $73,879                       $60,291*
----------------------------------------------------------------------------------------------------------------------------------
Income                                             $395,242                      $227,814                     $169,642*
----------------------------------------------------------------------------------------------------------------------------------
Strategic Investment                               $32,446*                        N/A                           N/A
----------------------------------------------------------------------------------------------------------------------------------
Money Market                                       $10,784                       $17,307                       $22,488*
----------------------------------------------------------------------------------------------------------------------------------

*     Information is from inception date through September 30th.


Investment Sub-Advisers

      Each Advisory Agreement permits GE Asset Management, subject to the approval of the Board of Trustees and other applicable legal requirements, to enter into any advisory or sub-advisory agreement with affiliated or unaffiliated entities whereby such entity would perform some or all of GE Asset Management's responsibilities under the Advisory Agreement. In this event, GE Asset Management remains responsible for ensuring that these entities perform the services that each undertakes pursuant to a sub-advisory agreement. GE Asset Management has engaged the following sub-advisers to manage certain of the Funds.

      S&P 500 Index Fund. GE Asset Management has retained State Street Global Advisors ("SSGA"), a division of State Street Bank and Trust Company ("State Street"), as sub-adviser to the S&P 500 Index Fund. SSGA and State Street are located at Two International Place, Boston, Massachusetts 02110. State Street is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. For SSGA's services, GE Asset Management (and not the Fund) pays SSGA monthly compensation in the form of an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is a percentage of the average daily net assets of the Fund at the annual rate of .05% of the first $100 million, .04% of the next $200 million and .03% for all amounts over $300 million.

      Small-Cap Value Equity Fund. Palisade Capital Management, L.L.C. ("Palisade"), located at One Bridge Plaza, Fort Lee, New Jersey 07024, has been retained by GE Asset Management to act as sub-investment adviser of the Small-Cap Value Equity Fund. Pursuant to the sub-investment advisory agreement between Palisade and GE Asset Management, Palisade bears all expenses in connection with the performance of its services as the Small-Cap Value Equity Fund's sub-investment adviser. Palisade has managed various institutional and private accounts, and translates its experience to the mutual fund portfolio it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Value Equity Fund since its inception. For its services as sub-investment adviser to the Small-Cap Value Equity Fund, GE Asset Management (and not the Fund) pays Palisade a fee equal to an annual rate of .35% of the first $200 million, .325% of the next $100 million and .30% of amounts in excess of $300 million.


Sub-Advisory Agreements


      SSGA and Palisade serve as sub-advisers to the S&P 500 Index Fund and the Small-Cap Value Equity Fund, respectively, pursuant to sub-advisory agreements with GE Asset Management (the "Sub-Advisory Agreements"). Each of the Sub-Advisory Agreements is not assignable and may be terminated without penalty by either the sub-adviser or GE Asset Management upon 60 days' written notice to the other or by the Board of Trustees, or by the vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to the sub-adviser. The Sub-Advisory Agreements provide that the sub-adviser may render similar sub-advisory services to other clients so long as the services that it provides under the Agreement are not impaired thereby. The Sub-Advisory Agreements also provide that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss incurred by the Fund except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Sub-Advisory Agreement.


Securities Activities of the Investment Manager

      Securities held by the Funds also may be held by other funds or separate accounts for which the Investment Manager acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by the Investment Manager for one or more of their clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of the Investment Manager arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

      On occasions when the Investment Manager (under the supervision of the Board of Trustees) deems the purchase or sale of a security to be in the best interests of the Trust as well as other funds or accounts it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other funds or accounts. In some cases this procedure may adversely affect the size the position obtainable for a Fund.

Shareholder Servicing and Distribution Plan


      The Trust's Board of Trustees adopted a Shareholder Servicing and Distribution Plan with respect to the Trust's Service Class shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Trust pays GE Investment Distributors, Inc. ("GEID"), with respect to the Service Class shares of each Fund, an annual fee of .25% of the value of the average daily net assets attributed to such Service Class shares. The shareholder servicing and distribution fee is intended to (a) compensate GEID, or enable GEID to compensate other persons ("Service Providers"), for providing ongoing servicing and/or maintenance of the accounts of Service Class shareholders of a Fund and
(b) compensate GEID, or enable GEID to compensate Service Providers (including any distributor of Service Class shares of the Fund), for providing services primarily intended to result in, or are primarily attributable to, the sale of Service Class shares.


      The Plan was approved by the sole initial shareholder of the Trust. Under its terms, the Plan continues from year to year, provided its continuance is approved annually by vote of the Trust's full Board of Trustees, as well as by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Independent Trustees"). The Plan may not be amended to increase materially the amount of the fees paid under the Plan with respect to a Fund without approval of Service Class shareholders of the Fund. In addition, all material amendments of the Plan must be approved by the Trustees and Independent Trustees in the manner described above. The Plan may be terminated with respect to a Fund at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Service Class shares of that Fund (as defined in the 1940 Act).

Custodian and Transfer Agent

      State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02101, serves as custodian and transfer agent of the Funds' investments. Under its custodian contract with the Trust, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. As transfer agent, State Street is responsible for subscriptions and redemptions.

Distributor

      GE Investment Distributors, Inc. ("GEID"), located at 777 Long Ridge Road, Building B, Stamford, Connecticut 06927, serves as the distributor of Fund shares on a continuing best efforts basis. Michael J. Cosgrove, a member of the Trust's board of trustees, is the Chairman of the board, Chief Executive Officer and President of GEID.

                   PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

Purchases

      Shares are offered to investors at the offering price, based on the NAV next determined after receipt of an investment in good order by State Street Bank and Trust Company, the Trust's custodian and transfer agent. The offering price is equal to NAV, as described below.

      GEID and other persons remunerated on the basis of sales of shares may receive different levels of compensation for selling one class of shares over another. In addition, trail commissions of up to 0.25% may be paid to authorized broker-dealers, financial institutions or investment advisers which have entered into sales agreements with GEID ("Authorized Firms") for providing on-going services with respect to Service Class shares.


      GEID offers shares of each class to certain investors that meet the eligibility requirements described below. The Trust was designed to appeal to institutional investors such as corporations, foundations, endowments and trusts established to fund employee benefit plans of various types as well as charitable, religious and educational institutions. The Trust expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds) but that these shareholders will invest substantial amounts in a Fund.


Eligibility Requirements


      Investment Only Defined Contribution Plan Investors: An investment only defined contribution plan may invest in the GE Institutional Funds if such investor has at least $50 million of plan assets at the time of initial investment. There is no minimum investment for subsequent purchases.


      An investment only defined contribution plan is a defined contribution plan that does not receive recordkeeping and administration services from SSB through SSB's alliance relationship with GERS.


      An investment only defined contribution plan generally must individually meet the eligibility requirements and will not be considered a related investor of any other investor in the GE Institutional Funds.


      All Other Investors: The minimum initial investment in each Fund is $5 million for each investor or group of related investors. There is no minimum investment requirement for subsequent purchases.

      The minimum investment requirement is waived for each investor or group of related investors if such person or group has (or will have) invested at least $25 million at the time of initial investment in one or more investment portfolios or accounts that are advised by GE Asset Management.


      Full-service defined contribution plans are not eligible to invest in the GE Institutional Funds. A full-service defined contribution plan is a defined contribution plan that receives recordkeeping and administration services from SSB through SSB's alliance relationship with GERS.


      Related Investors: Related investors are investors that are affiliated persons of each other within the meaning of the 1940 Act.


      Common trust funds and collective trust funds of the same bank (or of affiliated banks) are considered related investors of each other and their bank(s). Likewise, separate accounts of the same insurance company (or of affiliated insurance companies) are related investors of each other and their insurance company or companies and clients whose assets are managed on a discretionary basis by the same bank, insurance company, investment adviser or broker-dealer are related investors of their manager. The Distributor also may treat institutional clients of a financial intermediary as related investors of the intermediary where Fund shares are held by that intermediary in an omnibus account for its clients.


      Purchases In-Kind: Investors may purchase shares in amounts of $5 million or more with either cash or investment securities acceptable to the appropriate Fund. The Funds' Distributor would inform you of the securities acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Fund shares of equal value. The Funds reserve the right to require the Distributor to suspend the offering of shares of the Emerging Markets Fund or International Equity Fund for cash in amounts greater than $5 million and of the other non-money market Funds in amounts above $10 million.


      An investor may redeem all or a portion of the shares on any day that the Fund is open for business. Redemption requests received in good order on that day will be effected at the net asset value next determined after the close of regular trading on the NYSE. Redemption requests received in good order on that day will be effected at the net asset value next determined after the close of regular trading on the NYSE. Redemption requests received in proper form after the close of business of the NYSE will be effected at the net asset value as next determined. Investors must specify the class of shares to be redeemed if they hold both Service Class and Investment Class shares of a Fund.





      How to Open an Account. Investors must establish an account before purchasing shares, and may do so either by submitting an account application to GEID or the transfer agent or through an Authorized Firm (defined below). Investors may obtain an account application by telephoning the Trust at (800) 493-3042 or by writing to the Trust at:

      GE Institutional Funds
      P.O. Box 120065
      Stamford, CT 06912-0065

      For overnight package delivery:

      GE Institutional Funds
      c/o National Financial Data Services Inc.
      330 West 9th Street
      Kansas City, MO 64105

      To open an account, an investor must complete and sign an application and furnish its taxpayer identification number to the Trust. The investor also must certify whether or not it is subject to withholding for failing to report income to the Internal Revenue Service.

      How to Buy Shares. After a completed account application has been received and processed, an investor may purchase Fund shares from GEID or through brokers, dealers, financial institutions or investment advisers that have entered into sales agreements with GEID ("Authorized Firms").

      An investor may purchase shares through an Authorized Firm with the assistance of a sales representative (an "Investment Professional"). The Authorized Firm will be responsible for transmitting the investor's order promptly to the transfer agent. Investors should contact their Investment Professional for further instructions.

      Investors also may purchase shares directly from the transfer agent by wiring federal funds to: State Street Bank and Trust Company (ABA # 0110-0002-8)
For: GE Institutional Funds -- [Name of Fund] Account of: [Investor's name, address and account number]. If a wire is received by the close of regular trading on the NYSE on a Business Day, the shares will be priced according to the net asset value of the Fund on that day. If a wire is received after the close of regular trading on the NYSE, the shares will be priced as of the time the Fund's net asset value per share is next determined.

      Payment for orders that are not accepted will be returned to investors promptly. An investor's financial institution may charge a fee for wiring its account.

Redemptions

      The right of redemption of shares of a Fund may be suspended or the date of payment postponed (i) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund's investments or determination of its net asset value not reasonably practicable or (iii) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders. A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days or more. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.

      Distributions-in-Kind. If the Board determines that it would be detrimental to the best interests of a Fund's shareholders to make a redemption payment wholly in cash, the Trust may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Trust's net assets by a distribution in kind of portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Portfolio securities issued in a distribution in kind will be deemed by GE Asset Management to be readily marketable. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

Exchange Privilege

      As described in the Prospectuses, a shareholder of the Investment Class of a Fund may exchange such shares for Investment Class shares of another Fund or for Service Class shares of the same or another Fund. Likewise, shareholders of the Service Class shares of a Fund may exchange such shares for Service Class shares of another Fund or for Investment Class shares of the same or another Fund.

      The exchange privilege described in the Prospectuses enables a shareholder of a Fund to acquire shares in a Fund having a different investment objective and policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, and provided the Fund is an available option, the shareholder meets the minimum investment requirement for the Fund that is the "target" of the exchange, and such Fund may be legally sold in the shareholder's state of residence, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the Fund being acquired. The Trust reserves the right to reject any exchange request and may, upon 60 days' prior written notice to a Fund's Shareholders, terminate the exchange privilege.

      An exchange for the same class of another Fund is a sale and purchase of shares for tax purposes. An investor may have a taxable gain or loss when he or she exchanges shares.

                                 NET ASSET VALUE




      The Trust will not calculate net asset value on days that the NYSE is closed. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's shares could be significantly affected.

      Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of a class of a Fund may not take place contemporaneously with the determination of the prices of many of its portfolio securities used in the calculation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Board. In carrying out the Board's valuation policies, GE Asset Management may consult with one or more independent pricing services ("Pricing Service") retained by the Trust.

      Debt securities of U.S. issuers (other than Government Securities and short-term investments), including Municipal Obligations, are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Valuations for municipal bonds are obtained from a qualified municipal bond pricing service; prices represent the mean of the secondary market. The procedures of the Pricing Service are reviewed periodically by GE Asset Management under the general supervision and responsibility of the Board .

      The valuation of the portfolio securities of the Money Market Fund is based upon amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

      The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less, and invest only in "eligible securities" as defined in the rule, which are determined by GE Asset Management to present minimal credit risks. Pursuant to the rule, GE Asset Management has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund's portfolio holdings at such intervals as GE Asset Management may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

      The rule regarding amortized cost valuation provides that the extent of certain significant deviations between the Money Market Fund's net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the Board. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders of the Money Market Fund, the Board must, in accordance with the rule, cause the Fund to take such corrective action as the Board regards as necessary and appropriate, including: selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Set forth below is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders. The summary is not intended as a substitute for individual tax planning, and shareholders are urged to consult their tax advisors regarding the application of Federal, state, local and foreign tax laws to their specific tax situations.

Tax Status of the Funds and their Shareholders

      Each Fund is treated as a separate entity for Federal income tax purposes. Each Fund's net investment income and capital gains distributions are determined separately from any other series that the Trust may designate.

      The Trust intends for each Fund to elect to be treated as a "regulated investment company" under Sub-Chapter M of the Code and to qualify as a "regulated investment company" each year. If a Fund (i) qualifies as a regulated investment company and (ii) distributes to its shareholders at least 90% of its net investment income (including for this purpose its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. In addition, in order to avoid a 4% excise tax, a Fund must declare, no later than December 31 and distribute no later than the following January 31, at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net long term and short term capital gains for the 1-year period ending generally on October 31 of such calendar year. One requirement for qualification as a regulated investment company is that each Fund must diversify its holdings so that, at the end of each quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or of two or more issuers that are controlled by the Fund (within the meaning of Section 851(b)(3)(B) of the Code) that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).


      Another requirement for qualification as a regulated investment company is that each Fund must earn at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities (including gains from related investments in foreign currencies) and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies (the "90% Test").


      If for any taxable year a Fund does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions, including amounts derived from interest on tax-exempt obligations, would be taxable to shareholders to the extent of current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.


      As of September 30, 2000, the following Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.


         -----------------------------------------------------------------------
                                                               Expiration Dates:
                  Fund                        Amount             September 30,
         -----------------------------------------------------------------------
         Income Fund                        $1,120,061               2008
         -----------------------------------------------------------------------
         Money Market Fund                     $27                   2008
         -----------------------------------------------------------------------


      Each Fund would cease to qualify for pass-through tax treatment under Sub-chapter M if it were unable to comply with the diversification, qualifying income or distribution requirements contained in Subchapter M of the Code. Each such Fund also could be subject to a 4% excise tax if it failed to make certain distributions.


      Net investment income or capital gains earned by the Funds investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The Trust intends that the Funds seek to operate so as to qualify for treaty-reduced rates of tax when applicable. In addition, if a Fund qualifies as a regulated investment company under the Code, if certain distribution requirements are satisfied, and if more than 50% of the value of the Fund's assets at the close of the taxable year consists of stocks or securities of foreign corporations, the Trust may elect, for U.S. Federal income tax purposes, to treat foreign income taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The International Fund, the Europe Equity Fund and the Emerging Markets Fund each anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, the Trust will report to the shareholders of the Fund, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount that will be available as a deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

      A Fund's transactions in options and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (i) could affect the character, amount and timing of distributions to shareholders of a Fund, (ii) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (iii) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above and in the Prospectuses. The Trust seeks to monitor transactions of each Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

      As a general rule, a shareholder's gain or loss on a sale or redemption of shares of a Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year. The gain or loss will be a short-term capital gain or loss if the shareholder has held the shares for one year or less.

      A Fund's net realized long-term capital gains are distributed as described in the Prospectuses. The distributions ("capital gain dividends"), if any, are taxable to a shareholder of a Fund as long-term capital gains, regardless of how long a shareholder has held the shares, and will be designated as capital gain dividends in a written notice mailed by the Trust to the shareholders of the Fund after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for six months or less, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, will be treated as a long-term capital loss. Investors considering buying shares of a Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the dividend or distribution payment will be a taxable dividend or distribution payment.

      Special rules contained in the Code apply when a shareholder of a Fund disposes of shares of the Fund through a redemption or exchange within 90 days of purchase and subsequently acquires shares of a Fund on which a sales charge normally is imposed without paying a sales charge in accordance with the exchange privilege described in the Prospectuses. In these cases, any gain on the disposition of the shares of the Fund will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired. In addition, if shares of a Fund are purchased within 30 days of redeeming shares at a loss, the loss will not be deductible and instead will increase the basis of the newly purchased shares.

      If a shareholder of a Fund fails to furnish the Trust with a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (i) taxable dividends and distributions from the Fund and
(ii) the proceeds of any redemptions of shares of the Fund (other than the Money Market Fund). An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

                             THE FUNDS' PERFORMANCE

      The Trust, from time to time, may quote a Fund's performance, in terms of a Class' yield and/or total return, in reports or other communications to shareholders of a Fund or in advertising material. Additional information regarding the manner in which performance figures are calculated is provided below.


      As of the date of this SAI, General Electric Assurance Capital Company ("GECA"), an indirect subsidiary of GE, owned 100% of the outstanding Service Class shares of each of the Funds (other than the Europe Equity Fund and the Small-Cap Value Equity Fund). The shares were issued to GECA for providing the initial seed capital to the Funds. Because the Service Class shares of each Fund lack an operating history, no performance figures are provided below for those shares.


      The performance figures for the Investment Class shares of certain Funds are reflected below. These figures are net of fees and expenses attributable to such shares of the Funds noted and assume changes in share price, reinvestment of dividends and capital gains. Because the Investment Class shares of the Funds do not pay a shareholder servicing and distribution fee, the performance figures shown below for the Investment Class shares of the Funds noted can be expected to be higher than the performance figures for the Service Class shares of the corresponding Fund had such Service Class shares had an operating history. No performance figures are shown below for the Investment Class shares of the Small-Cap Growth Fund and the High Yield Fund because each of these Funds lacks an operating history as of the date of this SAI.


Yield for the Money Market Fund

      The Trust may, from time to time, include the yield and effective yield of each class of shares of the Money Market Fund in advertisements or reports to shareholders or prospective investors. "Current yield" will be based upon the income that a hypothetical investment in a class of shares of the Fund would earn over a stated seven-day period. This amount would then be "annualized," which means the amount of income generated over that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Money Market Fund's "effective yield" will be calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield would be slightly higher than the current yield because of the compounding effect of this presumed reinvestment.

      The yield for the Money Market Fund is computed by (i) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven-calendar-day period for which yield is to be quoted, (ii) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (iii) annualizing the results (that is, multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares less a hypothetical charge reflecting deductions from shareholder accounts, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Trust may calculate a compounded effective annualized yield by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting one.


      The seven-day current yield and effective seven-day yield, as of September 30, 2000, for the Investment Class shares of the Money Market Fund were 6.26% and 6.45%, respectively.


30-day yield

      From time to time, the Trust may advertise a Fund's 30-day yield. The 30-day yield figures are calculated for a Class or Fund according to a formula prescribed by the SEC. The formula can be expressed as follows:

                             Yield = 2[(a-b + 1)^6-1]
                                        ---
                                         cd

Where:

      a = dividends and interest earned during the period.
      b = expenses accrued for the period (net of reimbursement).
      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

      d = the maximum offering price per share on the last day of the period.

      For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

      Investors should recognize that, in periods of declining interest rates, the yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

      Yield information is useful in reviewing the performance of a Fund, but because yields fluctuate, this information cannot necessarily be used to compare an investment in shares of the Fund with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of a Fund should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity, operating expenses and market conditions.


      The 30-day yield for the period ended September 30, 2000 for the Investment Class shares of the Income Fund was 6.88%.


Average Annual Total Return

      From time to time, the Trust may advertise a Fund's "average annual total return," which represents the average annual compounded rates of return over one-, five- and ten-year periods, or other periods, or over the life of the Fund (as stated in the advertisement) for each Class of shares of a Fund. This total return figure shows an average percentage change in value of an investment in the Class from the beginning date of the measuring period to the ending date of the period. The figure reflects changes in the price of a class of shares and assumes that any income, dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the same Class. When considering average annual total return figures for periods longer than one year, investors should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

      The "average annual total return" figures for the Funds described below are computed for a Class according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                 P(1 + T)^n = ERV

      The ERV assumes the maximum applicable sales load is deducted from the initial investment or redemption amount, in the case of CDSC, complete redemption of the hypothetical investment at the end of the measuring period.

      The average annual total returns for each Fund was as follows as of September 30, 2000:


Average Annual Return

                                                     Since
Fund                                   One Year    Inception    Inception Date


U.S. Equity Fund
         Investment Class               12.70%       16.26%        11/25/97
         Service Class*                 12.23%       15.81%        11/25/97

S&P 500 Index Fund
         Investment Class               13.83%       17.62%        11/25/97
         Service Class*                 13.54%       17.33%        11/25/97

Mid-Cap Growth Fund
         Investment Class               33.97%       11.70%        11/25/97
         Service Class*                 33.76%       11.43%        11/25/97

Mid-Cap Value Equity Fund
         Investment Class               10.36%       5.25%         12/31/98
         Service Class*                 10.07%       4.98%         12/31/98

Small-Cap Value Equity Fund
         Investment Class               28.51%       13.11%        08/03/98
         Service Class*                 28.20%       12.84%        08/03/98

Value Equity Fund
         Investment Class                 --         3.90%         02/21/00
         Service Class*                   --         3.70%         02/21/00

Premier Growth Equity Fund
         Investment Class                 --         14.62%        10/29/99
         Service Class*                   --         14.34%        10/29/99

Premier Research Equity Fund
         Investment Class                 --         -0.80%        04/28/00
         Service Class*                   --         -0.94%        04/28/00

Premier International Equity Fund
         Investment Class                 --        -13.10%        04/28/00
         Service Class*                   --        -13.20%        04/28/00

International Equity Fund
         Investment Class               11.62%       14.07%        11/25/97
         Service Class*                 11.17%       13.64%        11/25/97

Europe Equity Fund
         Investment Class               29.76%       16.65%        01/29/99

         Service Class*                 29.44%       16.37%        01/29/99


                                                     Since
Fund                                   One Year    Inception    Inception Date


Emerging Markets Fund
         Investment Class               16.56%       10.97%        11/25/97
         Service Class*                 16.28%       10.69%        11/25/97

Strategic Income Fund
         Investment Class                 --         10.24%        10/29/99
         Service Class*                   --         10.00%        10/29/99

Income Fund
         Investment Class               6.61%        5.19%         11/21/97
         Service Class*                 6.26%        4.87%         11/21/97

Money Market Fund
         Investment Class               6.02%        5.47%         12/02/97
         Service Class*                 5.75%        5.21%         12/02/97


* The performance information presented above is the average annual total return for Investment Class shares of the Fund adjusted to reflect the deduction of the annual rate of total operating expenses of the Service Class shares of the Fund. The performance information presented above is not the performance of the Service class Shares of the Funds, and should not be considered an indication of future performance.


Aggregate Total Return

      The Trust may use "aggregate total return" figures in advertisements, which represent the cumulative change in value of an investment in a Class of shares of a Fund for a specific period, and which reflects changes in the Fund's share price and reinvestment of dividends and distributions. Aggregate total return may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions). Because there is a .25% shareholder servicing fee imposed on the Service Class shares, the total returns for each of the Investment Class and the Service Class will differ. Aggregate total return data reflects compounding over a longer period of time than does annual total return data, and therefore aggregate total return will be higher.

      The Trust also may advertise the actual annual and annualized total return performance data for various periods of time, which may be shown by means of schedules, charts or graphs. Actual annual or annualized total return data generally will be lower than average annual total return data, because the latter reflects compounding of return.

      The "aggregate total return" figures for the Funds represent the cumulative change in the value of an investment in a Class for the specified period and are computed by the following formula:

            Aggregate Total Return = ERV - P
                                     -------
                                       P

                       Where P =  a hypothetical initial payment of $1,000; and

                              ERV =       Ending Redeemable Value of a
                                          hypothetical $1,000 investment made at
                                          the beginning of a 1-, 5- or 10-year
                                          period at the end of the 1-, 5- or
                                          10-year period (or fractional portion
                                          thereof), assuming reinvestment of all
                                          dividends and distributions.

      Yield and return figures are based on historical earnings and are not intended to indicate future performance.

Distribution Rate

      The Trust may advertise a Fund's distribution rate and/or effective distribution rate. A Fund's distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance.

      A Fund's distribution rate measures dividends distributed for a specified period. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using the standardized formula described above. In contrast, the distribution rate is based on the Fund's last monthly distribution, which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

Comparative Performance Information

      In addition to the comparative performance information included in the Prospectuses and otherwise quoted in sales and advertising materials, the Trust may compare the Fund's performance with (a) the performance of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, (b) various unmanaged indices, including the Russell Index, S&P 500 Index, and the Dow Jones Industrial Average or (c) other appropriate indices of investment securities or with data developed by GE Asset Management derived from those indices.

      Performance information also may include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today. These ranking services or publications may compare a Fund's performance to, or rank it within, a universe of mutual funds with investment objectives and policies similar, but not necessarily identical to, the Fund's. Such comparisons or rankings are made on the basis of several factors, including the size of the Fund, objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.


                             PRINCIPAL STOCKHOLDERS






      The current Trustees and officers of each Fund, as a group, beneficially owned less than 1% of each Fund's outstanding shares. As of December 31, 2000, no service class shares of any Fund were outstanding.

      The following persons are the only persons known by the Trust to hold beneficially more than 5% of the outstanding Investment Class shares of the following Funds as of December 31, 2000:


                                                         Amount of
                                                         Ownership            Percent of
      Name and Address of Record Owner                  (In Shares)             Class
      --------------------------------                  -----------             -----
U.S. Equity Fund (Investment Class)

Saxon & Co.                                            9,258,768.870            44.14%
FBO Leaseway Transport
ABC Trust Institutional Service
200 Stevens Drive - Suite 260
Lester, PA 19113-1522

State Street Bank & Trust Co. TTEE                     3,154,179.097            15.04%
Benchside & Co. - GE Cap Asset Maint
Master Trust Client SER-W6C
1 Enterprise Drive
N. Quincy, MA 02171-2126

Wells Fargo Bank Minnesota NA                          2,233,071.454            10.65%
FBO GE Investments
#12806102
PO Box 1533
Minneapolis, MN 55480-1533

Prudential Trust Company                               2,153,027.449            10.27%
FBO OC Tanner Ret & Savings Plan
30 Scranton Office Park
Scranton, PA 18507-1796

Strafe & Co.                                           1,477,197.888             7.04%
FBO Mead Corp Foundation
Acct 6863146600
PO Box 160
Westerville, OH 43086-0160

                                                         Amount of
                                                         Ownership           Percent of
      Name and Address of Record Owner                  (In Shares)             Class
      --------------------------------                  -----------             -----
S&P 500 Index Fund (Investment Class)

Montgomery Wards Retirement & Savings Plan             7,025,613.192            74.99%
U/A  1/1/95
Attn.: Philip Dobias
535 W. Chicago Avenue, #11
Chicago, IL 60671-0001

Saxon & Co.                                            1,889,352.138            20.17%
FBO Leaseway Transport
ABC Trust Institutional Service
200 Stevens Drive - Suite 260
Lester, PA 19113-1522

Premier Growth Equity (Investment Class)

State Street Bank & Trust Co. TTEE                       929,009.090             7.21%
Benchside & Co. - GE Cap Asset Maint
Master Trust Client SER-W6C
1 Enterprise Drive
N. Quincy, MA 02171-2126

Montgomery Wards Retirement & Savings Plan               940,193.033             7.29%
U/A  1/1/95
Attn.: Philip Dobias
535 W. Chicago Avenue, #11
Chicago, IL 60671-0001

Steam Fitters Industry Security                        1,747,400.447            13.56%
Benefit Fund-Multiple
Employee-Taft Hartley Funds
C/O Kevin J. Driscoll
5 Penn Plz
New York, NY 10001-1810

First Union National Bank Tr                           8,395,522.388            65.14%
Penske Relationship
Attn: Tom Boyer NC1076
1525 W Wt Harris Blvd
Charlotte, NC 28262-8522

                                                         Amount of
                                                         Ownership            Percent of
      Name and Address of Record Owner                  (In Shares)              Class
      --------------------------------                  -----------             -----
Value Equity Fund (Investment Class)

Colonial Penn Insurance Company                        1,009,978.099             9.37%
Attn.: Jerry Fulps
601 Union Street, Suite 1400
Seattle, WA 98101-2341

GEFA Holdings Inc.                                     1,009,978.099             9.37%
Attn.: Jerry Fulps
601 Union Street, #14
Seattle, WA 98101-2341

GE Capital Assurance                                     600,207.480             5.57%
6604 West Broad Street
Richmond, VA 23230-1702

Winchester Regional Health System                        869,874.354             8.07%
Employees Retirement Plan
Attn: Philip Farley
1840 Amherst St
Winchester, VA 22601-2808

Winchester Medical Center                              2,416,317.651            22.43%
Non Profit
Attn: Philip C.G. Farley
PO Box 3340
1840 Amherst St
Winchester, VA 22601-2808

Illinois Student Assistance Comm                       1,425,148.257            13.23%
Attn: Randy P. Erford
500 W. Monroe 3rd Fl
Springfield, IL 62704-1852

Citizens Bank & Trust Co                                 559,028.771             5.19%
Attn: Trust Dept
10 West Main St
PO Box 277
Ardmore, OK 73402-0277

                                                         Amount of
                                                         Ownership            Percent of
      Name and Address of Record Owner                  (In Shares)             Class
      --------------------------------                  -----------             -----
Corpus Christi Fire Fighters                             894,149.443             8.30%
Retirement System
Attn: Andres Barboza Chairman &
Gracie G. Flores Plan Admn
711 N. Carancahua St., Ste 724
Corpus Christi, TX 78475-0085

Alabama Business Charitable                              746,682.501             6.93%
Trust Inc. 501 (C)4
William F. Smith Treasurer 17N-030
600 N. 18th St
Birmingham, AL 35291-0001

Mid-Cap Growth Fund (Investment Class)

Saxon & Co.                                            1,468,139.291            83.27%
FBO Leaseway Transport
ABC Trust Institutional Service
200 Stevens Drive - Suite 260
Lester, PA 19113-1522

Defined Benefit Plans Master Trust                       147,841.301             8.39%
Agreement Between MRA Sys Inc. &
State Street Bank & Trust
C/O Joe Mays - Salaried Pension Plan
1 Newmann Way J-103
Evendale, OH 45215

Defined Benefit Plans Master Trust                        97,819.640             5.55%
Agreement Between MRA Sys Inc. &
State Street Bank & Trust
C/O Joe Mays -Hourly Pension Plan
1 Newmann Way J-103
Evendale, OH 45215

                                                         Amount of
                                                         Ownership            Percent of
      Name and Address of Record Owner                  (In Shares)             Class
      --------------------------------                  -----------             -----
Mid-Cap Value Equity Fund (Investment Class)

Union Fidelity Life Insurance Company                  1,062,838.710            82.76%
Attn.: Jerry Fulps
601 Union Street
Suite 1400
Seattle, Washington 98101

Citizens Bank & Trust Co.                                189,285.675            14.74%
Attn: Trust Dept
10 West Main St
PO Box 277
Ardmore, OK 73402-0277

Small-Cap Value Equity Fund (Investment Class)

GE Capital Assurance                                   1,139,408.590            68.77%
2 Union Square, Suite 1400
601 Union Street
Seattle, WA 98101-2321

First Colony Life Insurance                              311,891.720            18.82%
Defined Benefit Pension Plan
Attn.: Robert Tursky
P.O. Box 1280
Lynchburg, VA 24505-1280

Citizens Bank & Trust Co.                                175,146.056            10.57%
Attn: Trust Dept
10 West Main St
PO Box 277
Ardmore, OK 73402-0277

International Equity Fund (Investment Class)

Saxon & Co.                                            3,635,026.169            11.35%
FBO Leaseway Transport
ABC Trust Institutional Service
200 Stevens Drive - Suite 260
Lester, PA 19113-1522

                                                        Amount of
                                                        Ownership            Percent of
      Name and Address of Record Owner                 (In Shares)              Class
      --------------------------------                -----------               -----
S&S International Trust Account                       13,454,719.217            41.99%
Attn: Mark Buccigross
3003 Summer Street
Stamford, CT 06905-4316

Aid Assn for Lutherans                                 7,104,742.431            22.17%
Ron Anderson Trustee
Attn: Dave J. Schnarsky
4321 N. Ballard Rd
Appleton, WI 54919-0001

Aid Assn for Lutherans                                 1,974,807.848             6.16%
Ron Anderson Trustee
Attn: David J. Schnarsky
4321 N. Ballard Rd
Appleton, WI 54919-0001

Europe Equity Fund (Investment Class)

First Colony Life Insurance Company                    1,368,322.770              100%
601 Union Street, Suite 1400
Seattle, WA 98101

Emerging Markets Fund (Investment Class)

Saxon & Co.                                              756,890.503            71.43%
FBO Leaseway Transport
ABC Trust Institutional Service
200 Stevens Drive - Suite 260
Lester, PA 19113-1522

Defined Benefit Plan Master Trust                        108,108.372            10.20%
Agreement Between MRA Sys Inc. &
State Street Bank & Trust
C/O Joe Mays - Salaried Pension Pln
1 Newmann Way J-103
Evendale, OH 45215

                                                          Amount of
                                                          Ownership          Percent of
      Name and Address of Record Owner                   (In Shares)            Class
      --------------------------------                   -----------            -----
Defined Benefit Plans Master Trust                        59,280.704            5.59%
Agreement Between MRA Sys Inc. &
State Street Bank & Trust
C/O Joe Mays - Hourly Pension Plan
1 Newmann Way J-103
Evendale, OH 45215

Citizens Bank & Trust Co                                  94,262.244            8.90%
Attn: Trust Dept
10 West Main St
PO Box 277
Ardmore, OK 73402-0277

Income Fund (Investment Class)

A-USA Life Insurance Co. Inc.                          6,770,319.486           30.05%
Attn.: Suzanne Montemurro
4 Manhattanville Rd
Purchase, NY 10577-2139

Saxon & Co.                                            5,863,558.184           26.03%
FBO Leaseway Transport
ABC Trust Institutional Services
200 Stevens Drive - Suite 260
Lester, PA 19113-1522

Metal Trades                                           2,393,649.185           10.62%
Branch Local 638 Pension Fund
c/o Kevin J. Driscoll
Steamfitters Ind Fund Office
5 Penn. Plaza
New York, NY 10001-1810

Well Fargo Bank Minnesota NA                           2,223,425.749            9.87%
FBO GE Investments
#12806102
PO Box 1533
Minneapolis, MN 55480-1533

                                                         Amount of
                                                         Ownership           Percent of
      Name and Address of Record Owner                  (In Shares)             Class
      --------------------------------                  -----------             -----
Citizens Bank & Trust Co.                              1,374,633.044            6.10%
Attn: Trust Dept
10 West Main St
PO Box 277
Ardmore, OK 73402-0277

Strategic Investment Fund (Investment Class)

State Street Bank & Trust Co. TTEE                       702,854.544           99.85%
Benchside & Co. - GE Cap Asset Maint
Master Trust Client SER-W6C
1 Enterprise Drive
N. Quincy, MA 02171-2126

Money Market Fund (Investment Class)

GE Investment Distributors Inc.                        3,964,928.310           66.88%
Attn.: Scott McGregor
777 Long Ridge Rd
Stamford, CT 06927-0001

GE Financial Assurance                                   935,056.230           15.77%
c/o Tom Casey CSIG
777 Long Ridge Rd
Stamford, CT 06902-1247

Information Alliance Co.                                 463,547.730            7.82%
Gary L. Kriechbaum
P.O. Box 2849
Pittsfield, MA 01202-2849

Citizens Bank & Trust Co                                 564,791.650            9.53%
Attn: Trust Dept
10 West Main St
PO Box 277
Ardmore, OK 73402-0277

Premier Research Equity (Investment Class)

GEFA Holdings Inc.                                     1,012,893.229          100.00%
Attn: Jerry Fulps
601 Union St #14

                                                       Amount of
                                                       Ownership              Percent of
      Name and Address of Record Owner                (In Shares)                Class
      --------------------------------                -----------                -----
Seattle, WA 98101-2341

Premier International Equity (Investment Class)

GEFA Holdings Inc.                                     1,017,767.058          100.00%
Attn: Jerry Fulps
601 Union St #14
Seattle, WA 98101-2341


                     FUND HISTORY AND ADDITIONAL INFORMATION

      The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of Delaware pursuant to a Certificate of Trust dated May 23, 1997, as amended from time to time. The Trust's Amended and Restated Declaration of Trust, dated July 24, 1998, as amended from time to time (the "Declaration") permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust par value $.001 per share. Under the Declaration, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders.


      Currently, there are seventeen Funds in the Trust: the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Fund, Premier Research Equity Fund, Premier International Equity Fund, Value Equity Fund, Mid-Cap Growth Fund, International Fund, Income Fund, Strategic Fund, Emerging Markets Fund and Money Market Fund were established as series of the Trust on November 13, 1997. The Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, High Yield Fund and Small-Cap Growth Equity Fund were added as series of the Trust on May 8, 1998. The Europe Equity Fund was added as a series of the Trust on November 6, 1998. The Premier Research Equity Fund and Premier International Equity Fund were added as series of the Trust on December 13, 1999. Additional series may be added in the future.


      The Declaration also authorizes the Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized the issuance of two classes of shares of the Funds, designated as the Investment Class shares and the Service Class shares. State Street maintains a record of each shareholder's ownership of shares of a Fund. The shares of each class of each Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that Fund. Holders of Service Class shares have certain exclusive voting rights on matters relating to the Plan. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

      In the interest of economy and convenience, certificates representing shares of a Fund are not physically issued. State Street maintains a record of each shareholder's ownership of shares of a Fund.

      Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (a) the distribution and service fees relating to Service Class shares will be borne exclusively by that class; and (b) each of the Service Class shares and the Investment Class shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on whether Service Class shares or Investment Class shares are purchased. In the event of liquidation, shareholders of each class of each Fund are entitled to share pro rata in the net assets of the class of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

      Unless otherwise required by the 1940 Act or the Declaration, the Trust has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust.

      Shareholder Liability. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act ("DBTA") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the Trust has been organized under the DBTA and that the Declaration is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust's shareholders could possibly be subject to personal liability.

      To guard against this risk, the Declaration: (a) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees,
(b) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any Fund, and (c) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (a) a court refuses to apply Delaware law; (b) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (c) the Trust itself would be unable to meet its obligations. In the light of DBTA, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder is remote.

      Limitation of Trustee and Officer Liability. The Declaration further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

      Limitation of Interseries Liability. All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund.

      Voting. When issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each of the Service Class and the Investment Class represents an identical interest in a Fund's investment portfolio. As a result, each Class has the same rights, privileges and preferences, except with respect to: (i) the designation of each Class; (ii) the sales arrangement; (iii) certain expenses allocable exclusively to each Class; and (iv) voting rights on matters exclusively affecting a single Class. The Board does not anticipate that there will be any conflicts among the interests of the holders of the two Classes. The Trustees, on an ongoing basis, will consider whether any conflict exists and, if so, take appropriate action. Certain aspects of the shares may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the Trust's Board of Trustees deems the change necessary by the Board.

      When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of all Funds vote as a single class on all matters except (1) a matter affecting the interests of one or more of the Funds or Classes of a Fund, in which case only shares of the affected Funds or Classes would be entitled to vote, or (2) when the 1940 Act requires the vote of an individual Fund. Normally, no meetings of shareholders of the Funds will be held for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares.

      Counsel. Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2415 serves as counsel for the Trust.

      Independent Accountants. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountants of the Trust.

                              FINANCIAL STATEMENTS


      The Annual Report dated September 30, 2000, which either accompanies this SAI or has previously been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Shareholders included in the Annual Report.


      The Funds that are included in the Annual Report dated September 30, 2000 are the U.S. Equity Fund, the S&P 500 Index Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Equity Fund, the Small-Cap Value Equity Fund, the Value Equity Fund, the Premier Growth Equity Fund, the Premier Research Equity Fund, the Premier International Equity Fund, the International Equity Fund, the Europe Equity Fund, the Emerging Markets Fund, the Strategic Investment Fund, the Income Fund and the Money Market Fund. The High Yield Fund and the Small-Cap Growth Equity Fund have not yet commenced operations and have no assets as of the date of this SAI. The remaining Funds did not have an operating history as of the date of the Annual Report.


      The Trust will furnish, without charge, a copy of the Financial Reports, upon request to the Trust at P.O. Box 120065, Stamford, CT 06912-0065, (800) 242-0134.

                                    APPENDIX
                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

      The rating A-1+ is the highest, and A-1 the second highest commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated "A-1."

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

      Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Short-term obligations, including commercial paper, rated A-1+ by ICA Limited or its affiliate ICA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although that capacity may be susceptible to adverse changes in business, economic and financial conditions.

      Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

      Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

      Thomson BankWatch Inc. employs the rating TAW-1 to indicate issues having a very high degree of likelihood of timely payment. TAW-2 indicates a strong degree of safety regarding timely payment, however, the relative degree of safety is not as high as for issues rated TAW-1. While the rating TAW-3 indicates issues that are more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. The lowest rating category is TAW-4; this rating is regarded as non-investment grade and, therefore, speculative.

      Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P's ratings of A-1+ and A-1 as being in S&P's highest rating category.

Description of S&P Corporate Bond Ratings

      AAA -- This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

      AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

      A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB -- Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

      BB, B and CCC -- Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

Description of Moody's Corporate Bond Ratings

      Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

      A -- Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B -- Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa -- Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

      Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Description of S&P Municipal Bond Ratings

      AAA -- Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

      General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

      Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

      AA -- High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

      A -- Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

      General Obligations Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

      Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

      BBB -- Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

      General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

      Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

      BB, B, CCC and CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

      C -- The rating C is reserved for income bonds on which no interest is being paid.

      D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

      Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody's Municipal Bond Ratings

      Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

      A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

      B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                                     PART C

                               OTHER INFORMATION

Item 23.             Exhibits

Exhibit No.          Description of Exhibit
-----------          ----------------------

(a)(1)               Certificate of Trust is incorporated herein by reference to
                     Exhibit 1(a) to GE Institutional Funds" ("Registrant") Form N-1A registration statement (File Nos. 333-29337; 811-08257) (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") on June 16, 1997 (Accession Number 0001010410-97-000104).

(a)(2) Amended and Restated Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to post-effective amendment number two to the Registration Statement filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(b)                  Inapplicable.

(c)                  Inapplicable.

(d)(1) Investment Advisory and Administration Agreement between Registrant, on behalf of the Emerging Markets Fund, and GE Investment Management Incorporated ("GEIM"), is incorporated herein by reference to Exhibit 5(a) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(2) Investment Advisory and Administration Agreement between Registrant, on behalf of the Premier Growth Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(b) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(3) Investment Advisory and Administration Agreement between Registrant, on behalf of the Mid-Cap Growth Fund, and GEIM, is incorporated herein by reference to Exhibit 5(c) to pre-effective amendment number two to the Registration Statement, filed with the

                     Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(4) Investment Advisory and Administration Agreement between Registrant, on behalf of the International Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(d) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(5) Investment Advisory and Administration Agreement between Registrant, on behalf of the Value Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(e) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(6) Investment Advisory and Administration Agreement between Registrant, on behalf of the U.S. Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(f) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(7) Investment Advisory and Administration Agreement between Registrant, on behalf of the S&P 500 Index Fund, and GEIM, is incorporated herein by reference to Exhibit 5(g) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(8) Investment Advisory and Administration Agreement between Registrant, on behalf of the Strategic Investment Fund, and GEIM, is incorporated herein by reference to Exhibit 5(h) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(9) Investment Advisory and Administration Agreement between Registrant, on behalf of the Income Fund, and GEIM, is incorporated herein by reference to Exhibit 5(i) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(10) Investment Advisory and Administration Agreement between Registrant, on behalf of the Money Market Fund, and GEIM, is incorporated herein by reference to Exhibit 5(j) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(11) Investment Advisory and Administration Agreement between Registrant, on behalf of the Small-Cap Growth Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(k) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(12) Investment Advisory and Administration Agreement between Registrant, on behalf of the Small-Cap Value Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(1) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(13) Amended and Restated Investment Advisory and Administration Agreement between Registrant, on behalf of the Mid-Cap Value Equity Fund, and GEIM, is incorporated herein by reference to Exhibit (d)(13) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221).

(d)(14) Investment Advisory and Administration Agreement between Registrant, on behalf of the High Yield Fund, and GEIM, is incorporated herein by reference to Exhibit 5(n) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(15) Investment Advisory and Administration Agreement between Registrant, on behalf of the Europe Fund, and GEIM, is incorporated herein by reference to Exhibit (d)(15) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221).

(d)(16) Investment Advisory and Administration Agreement between Registrant, on behalf of the Premier Research Equity Fund, and GE Asset Management ("GEAM"), is incorporated herein by reference to Exhibit d(16) to post-effective amendment number 11 to the Registration Statement, filed with the Commission on April 24, 2000 (Accession Number 0000889812-00-001894).

(d)(17) Investment Advisory and Administration Agreement between Registrant, on behalf of the Premier International Equity Fund, and GEAM, is incorporated herein by reference to Exhibit d(17) to post-effective amendment number 11 to the Registration Statement, filed with the Commission on April 24, 2000 (Accession Number 0000889812-00-001894).

(d)(18) Sub-Advisory Agreement between GEIM and State Street Bank and Trust Company ("State Street"), through State Street Global Advisors, Inc., is incorporated herein by reference to Exhibit 5(k) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(19) Sub-Advisory Agreement between GEIM and Palisade Capital Management, L.L.C. (Palisade) is incorporated herein by reference to Exhibit 5(p) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(e)(1) Distribution Agreement between Registrant and GE Investment Services Inc. is incorporated herein by reference to
                     Exhibit 6(a) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(e)(2) Amended and Restated Shareholder Servicing and Distribution Agreement between Registrant and GE Investment Distributors, Inc. ("GEID"). Filed herewith.

(f)                  Inapplicable.

(g) Custodian Contract is incorporated herein by reference to the Form N-1A registration statement of GE Investments Funds, Inc. (File Nos. 2-91369; 811-4041), filed with the Commission on October 24, 1997 (Accession Number 0001010410-97-000148).

(h) Transfer Agency and Service Agreement between Registrant and State Street is incorporated herein by reference to
                     Exhibit 9 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(i) Opinions and Consents of Sutherland Asbill & Brennan LLP are incorporated herein by reference to Exhibit 10 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161) and Exhibit 10 to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119) and Exhibit (i) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221) and Exhibit (i) to post-effective amendment number twelve to the Registration Statement, filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001894).

(j)(1)               Consent of Sutherland Asbill & Brennan LLP. Filed herewith.

(j)(2)               Consent of PricewaterhouseCoopers LLP. Filed herewith.

(k)                  Inapplicable.

(l) Purchase Agreement between Registrant and General Electric Capital Assurance Company is incorporated herein by reference to Exhibit 13 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(m) Amended and Restated Shareholder Servicing and Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Filed herewith.

(n) Multiple Class Plan for Registrant adopted pursuant to Rule 18f-3 under the 1940 Act is incorporated herein by reference to Exhibit 18 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(p)(1) Code of Ethics of GE Asset Management Incorporated is incorporated by reference to Exhibit (p)(1) to post-effective amendment number eleven to the Registration Statement, filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001894).

(p)(2) Code of Ethics of GE Institutional Funds is incorporated by reference to Exhibit (p)(2) to post-effective amendment number eleven to the Registration Statement, filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001894).

(p)(3)               Code of Ethics of State Street Bank and Trust Company.
                     Filed herewith.

(p)(4) Code of Ethics of Palisade Capital Management, LLC. Filed herewith.

(q)                  Power of Attorney is incorporated herein by reference to
                     Exhibit 99(p) to post-effective amendment number five to the Registration Statement, filed with the Commission on March 17, 1999 (Accession Number 0000889812-99-000857).

Item 24. Persons Controlled by or Under Common Control with Registrant

      The list required by this Item 24 of persons controlled by or under common control with Registrant, which includes the subsidiaries of General Electric Company ("GE"), is incorporated herein by reference to Exhibit 21, "Subsidiaries of Registrant," of the Form 10-K filed by GE pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. 1-35) for the fiscal year ended December 31, 1999 (the "Form 10-K"). Additional information about persons controlled by or under common control with Registrant is incorporated herein by reference to pages 10-16 of the Form 10-K, beginning under the caption "GECS."

Item 25. Indemnification

      As a Delaware business trust, the operations of Registrant are governed by its Amended and Restated Declaration of Trust dated June 2, 1998 (the "Declaration of Trust"). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant"s Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It nevertheless is possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant"s shareholders could be subject to personal liability.

      To protect Registrant"s shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant"s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

      The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person"s duties.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

      Reference is made to "About the Investment Adviser" in the Prospectus forming Part A, and "Management of the Trust" in the Statement of Additional Information forming Part B, of this Registration Statement.

      The list required by this Item 26 of officers and directors of GEAM, the Funds' investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by GEAM pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (SEC File No. 801-31947).

      The Investment Management Division of State Street serves as sub-adviser to the S&P 500 Index Fund. State Street, a Massachusetts bank, currently manages large institutional accounts and collective investment funds. The business, profession, vocation or employment of a substantial nature which each director or officer of State Street is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name                    Capacity With Advisor   Business Name and Address*
----                    ---------------------   -------------------------
Tenley E. Albright, MD  Director                Chairman, Western Resources, Inc.,
                                                Two Commonwealth Avenue,
                                                Boston, MA

I. MacAlister Booth     Director                Retired Chairman, President and
                                                CEO, Polaroid Corporation, P.O.
                                                Box 428 - 68 Barnes Hill Road,
                                                Concord, MA

Marshall N. Carter      Chairman and CEO        Chairman and CEO, State Street
                                                Corporation, 225 Franklin Street - P.O.
                                                Box 351, Boston, MA

James I. Cash, Jr.      Director                The James E. Robison Professor of
                                                Business Administration, Harvard
                                                Business School, Morgan Hall
                                                Business, Room 135, Soldiers Field
                                                Rd., Boston, MA

Truman S. Casner        Director                Partner, Ropes & Gray, One
                                                International Place - 37th Floor, Boston,
                                                MA

Nader F. Darehshori     Director                Chairman, President and CEO,
                                                Houghton Mifflin Company, 222
                                                Berkeley - 5th Floor, Boston, MA

Arthur L. Goldstein     Director                Chairman and CEO, Ionics, Inc., 65
                                                Grove Street, P.O. Box 9131,
                                                Watertown, MA

David P. Gruber         Director                Retired Chairman, CEO, Wyman
                                                Gordon Company, 244 Worchester
                                                Street, N. Grafton, MA

John M. Kucharski       Director                Retired Chairman and CEO, EG&G,
                                                Inc., 45 William Street, Wellesley, MA

Charles R. LaMantia     Director                Retired Chairman and CEO, Arthur D.
                                                Little, Inc., 25 Acorn Park, Cambridge,
                                                MA

Ronald E. Logue         Vice Chairman           Vice Chairman & CEO, State Street
                                                Corporation, Lafayette Corporate
                                                Center, 2 Avenue DeLafayette, Boston,
                                                MA

Nicholas A. Lopardo     Vice Chairman           Chairman and CEO, State Street Global
                                                Advisors, Two International Place, 35th
                                                Floor, Boston, MA

Dennis J. Picard        Director                Chairman Emeritus, Raytheon
                                                Company, 141 Spring Street,
                                                Lexington, MA

Alfred Poe              Director                Private Investor, Nine Hickory Drive,
                                                Chester, NJ

Bernard W. Reznicek     Director                President, Premier Group; National
                                                Director, Utility Markets of Central
                                                States Indemnity Company of Omaha
                                                1212 N. 96th Street, Omaha, NE

Richard B. Sergel       Director                Chairman and CEO, National Grid
                                                USA, 25 Research Drive, Westborough,
                                                MA

David A. Spina          President and           Officer, State Street Corporation, 225
                        Chief Executive         Franklin Street - P.O. Box 351, Boston,
                                                MA

Diana Chapman Walsh     Director                President, Wellesley College, 106
                                                Central Street, Wellesley, MA

Robert E. Weissman      Director                Chairman and CEO and Director,
                                                IMS Health Inc., 200 Nyala Farms
                                                Road, Westport, CT

      Palisade serves as sub-adviser to the Small-Cap Value Equity Fund. Palisade manages various institutional and private accounts and has a history of managing small-cap equity portfolios. The business, profession, vocation or employment of a substantial nature which each director or officer of Palisade is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Martin L. Berman        Chairman           CEO, Palisade Capital Securities,
                                           L.L.C., Fort Lee, NJ

Steven E. Berman        COO                President, Palisade Capital
                                           Securities, L.L.C., Fort Lee, NJ

Jack Feilder            President, CIO     Executive Vice President, Palisade
                                           Capital Securities, L.L.C., Fort Lee,
                                           NJ

Richard S. Meisenberg   Managing Director  Vice President, Palisade Capital
                                           Securities, L.L.C., Fort Lee, NJ

Mark S. Hoffman         Managing Director  Senior Vice President, Palisade
                                           Capital Securities, L.L.C., Fort Lee,
                                           NJ; Director, Neurologix, Fort Lee,
                                           NJ; Director, Your Home Direct,
                                           West Long Branch, NJ; Director,
                                           Register.com, New York, NY;
                                           Director, Berdy Medical, Teaneck,
                                           NJ; Director, C3I Corp., New York,
                                           NY; Director, Marco Group,
                                           Baltimore, MD; Director, Comstar,
                                           Atlanta, GA; Director, Show Digital,
                                           New York, NY

Item 27. Principal Underwriters

      (a) GEID also serves as distributor for the investment portfolios of GE Funds, GE Investments Funds, Inc. and GE LifeStyle Funds and for Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Global Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

      (b) The information required by this Item 27 with respect to each director and officer of GEID is incorporated herein by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

      (c) Inapplicable.

Item 28. Location of Accounts and Records

      All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act, and the rules thereunder, are maintained at the offices of Registrant located at 3003 Summer Street, Stamford, Connecticut 06905; 777 Long Ridge Road, Stamford, Connecticut 06927; State Street, Registrant's custodian and transfer agent, located at 225 Franklin Street, Boston, Massachusetts 02101; and National Financial Data Services Inc., an indirect subsidiary of State Street, located at P.O. Box 419631, Kansas, MO 64141-6631.

Item 29.  Management Services

          Inapplicable.

Item 30.  Undertakings

          Inapplicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 26th day of January, 2000.


                                By: /s/ Michael J. Cosgrove
                                    -----------------------
                                    Michael J. Cosgrove
                                    President and Chairman of the Board

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant"s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                         Date

/s/ Michael J. Cosgrove         Trustee, President and              01/26/01
-----------------------         Chairman of the Board
    Michael J. Cosgrove         (Chief Executive Officer)

/s/ John R. Costantino          Trustee                             01/26/01
-----------------------
    John R. Costantino*

/s/ Alan M. Lewis               Trustee                             01/26/01
-----------------
    Alan M. Lewis

/s/ William J. Lucas            Trustee                             01/26/01
--------------------
    William J. Lucas*

/s/ Robert P. Quinn             Trustee                             01/26/01
-------------------
    Robert P. Quinn*

/s/ Michael Tansley             Treasurer                           01/26/01
-------------------             (Chief Financial and
    Michael Tansley             Accounting Officer)

      * Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated December 9, 1998 and incorporated by reference to
            Exhibit 99(p) to post-effective amendment number five to the Registration Statement, filed with the Commission on March 17, 1999.

            /s/ Matthew J. Simpson
            ----------------------
            Matthew J. Simpson

                                  Exhibit Index

EX-99(e)(2)    Amended and Restated Shareholder Servicing and Distribution
               Agreement between Registrant and GE Investment Distributors, Inc.

EX-99(j)(1)    Consent of Sutherland Asbill & Brennan LLP

EX-99(j)(2)    Consent of PricewaterhouseCoopers LLP

EX-99(m) Amended and Restated Shareholder Servicing and Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940

EX-99(p)(3)    Code of Ethics of State Street Bank and Trust Company

EX-99(p)(4)    Code of Ethics of Palisade Capital Management, LLC